AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 72.0%
Common Stocks — 17.7%
Aerospace & Defense — 0.1%
Airbus SE (France)	7,249	$474,698
General Dynamics Corp.	1,515	200,450
Kongsberg Gruppen ASA (Norway)	13,812	173,719
Remington Outdoor Co., Inc.*^	11,576	8,103
Safran SA (France)	7,778	682,354
United Technologies Corp.	4,874	459,764
		1,999,088
Air Freight & Logistics — 0.0%
Deutsche Post AG (Germany)	9,970	271,141
Hyundai Glovis Co. Ltd. (South Korea)	203	15,015
		286,156
Airlines — 0.1%
Delta Air Lines, Inc.	13,839	394,827
Ryanair Holdings PLC (Ireland), ADR*	2,906	154,280
Southwest Airlines Co.	5,527	196,816
		745,923
Auto Components — 0.0%
Bosch Ltd. (India)	110	13,602
Faurecia SE (France)	6,971	208,686
Hanon Systems (South Korea)	2,676	19,441
Hyundai Mobis Co. Ltd. (South Korea)	411	56,875
Mando Corp. (South Korea)	946	15,926
Nexteer Automotive Group Ltd. (China)	12,000	5,991
Weifu High-Technology Group Co. Ltd. (China) (Class A Stock)	13,300	35,608
		356,129
Automobiles — 0.3%
Astra International Tbk PT (Indonesia)	277,400	66,191
Ford Otomotiv Sanayi A/S (Turkey)	1,619	12,028
Geely Automobile Holdings Ltd. (China)	29,000	42,275
General Motors Corp. Escrow Shares*^	110,000	11
Hyundai Motor Co. (South Korea)	675	48,843
Kia Motors Corp. (South Korea)	2,164	45,922
Maruti Suzuki India Ltd. (India)	827	46,837
Peugeot SA (France)	13,940	185,563
SAIC Motor Corp. Ltd. (China) (Class A Stock)	13,900	40,021
Tesla, Inc.*(a)	4,693	2,459,132
Thor Industries, Inc.(a)	3,240	136,663
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	5,315	13,132
Toyota Motor Corp. (Japan)	7,600	457,532
		3,554,150
Banks — 1.0%
Absa Group Ltd. (South Africa)	7,143	29,731
Al Rajhi Bank (Saudi Arabia)	6,495	92,693
Alinma Bank (Saudi Arabia)	7,699	42,595
Axis Bank Ltd. (India)	10,607	53,123
Banco do Brasil SA (Brazil)	5,856	31,274
Banco Santander Chile (Chile), ADR	4,971	75,211
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)	20,832	$13,515
Bancolombia SA (Colombia)	2,247	13,874
Bank Central Asia Tbk PT (Indonesia)	148,700	251,269
Bank of America Corp.	70,553	1,497,840
Bank of China Ltd. (China) (Class H Stock)	321,000	122,651
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,098,500	203,386
BAWAG Group AG (Austria), 144A*	5,273	148,852
BNP Paribas SA (France)	11,243	338,620
Cadence BanCorp	1,085	7,107
Capitec Bank Holdings Ltd. (South Africa)	2,332	113,976
China Construction Bank Corp. (China) (Class H Stock)	339,000	275,532
China Merchants Bank Co. Ltd. (China) (Class H Stock)	26,000	117,106
CIMB Group Holdings Bhd (Malaysia)	23,800	19,671
Citigroup, Inc.	22,044	928,493
Citizens Financial Group, Inc.	18,049	339,502
Commerce Bancshares, Inc.	4,711	237,199
Commonwealth Bank of Australia (Australia)	4,140	157,880
Concordia Private Placement*	8,261	31,805
Credicorp Ltd. (Peru)	3,035	434,217
Credit Agricole SA (France)	24,222	175,908
CTBC Financial Holding Co. Ltd. (Taiwan)	121,000	71,420
Cullen/Frost Bankers, Inc.	2,430	135,570
DBS Group Holdings Ltd. (Singapore)	22,300	288,610
E.Sun Financial Holding Co. Ltd. (Taiwan)	80,708	64,708
East West Bancorp, Inc.	5,027	129,395
Erste Group Bank AG (Austria)*	21,947	408,802
Fifth Third Bancorp	11,684	173,507
First Hawaiian, Inc.	10,632	175,747
First Republic Bank	8,273	680,702
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	96,928	265,584
Hana Financial Group, Inc. (South Korea)	2,342	44,118
HDFC Bank Ltd. (India), ADR	20,099	773,008
IBERIABANK Corp.	3,100	112,096
ICICI Bank Ltd. (India), ADR	2,533	21,531
IndusInd Bank Ltd. (India)	2,151	10,019
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	279,000	190,973
ING Groep NV (Netherlands)	36,604	190,686
Itau Unibanco Holding SA (Brazil), ADR	57,806	259,549
Kasikornbank PCL (Thailand), NVDR	11,000	31,079
KB Financial Group, Inc. (South Korea)	2,247	63,167
KBC Group NV (Belgium)	12,063	551,848
KeyCorp	21,897	227,072
Komercni banka A/S (Czech Republic)	1,040	19,712
Kotak Mahindra Bank Ltd. (India)	9,687	166,085
M&T Bank Corp.	1,820	188,243
A1

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Moneta Money Bank A/S (Czech Republic), 144A	8,989	$18,526
National Commercial Bank (Saudi Arabia)	5,276	48,618
OTP Bank Nyrt (Hungary)	1,662	48,143
Ping An Bank Co. Ltd. (China) (Class A Stock)	24,300	43,761
PNC Financial Services Group, Inc. (The)	8,522	815,726
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	88,000	53,606
Public Bank Bhd (Malaysia)	29,700	108,903
Qatar National Bank QPSC (Qatar)	11,991	55,517
Sberbank of Russia PJSC (Russia)	90,056	214,657
Sberbank of Russia PJSC (Russia), ADR(a)	9,344	87,834
ServisFirst Bancshares, Inc.	4,620	135,458
Shinhan Financial Group Co. Ltd. (South Korea)	2,399	55,939
Signature Bank	2,220	178,466
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	40,343	335,559
Truist Financial Corp.	14,965	461,521
U.S. Bancorp	11,920	410,644
Wells Fargo & Co.	24,398	700,223
Western Alliance Bancorp	6,397	195,812
Wintrust Financial Corp.	583	19,157
		14,984,331
Beverages — 0.2%
Ambev SA (Brazil)	18,602	42,530
Ambev SA (Brazil), ADR(a)	40,812	93,868
Budweiser Brewing Co. APAC Ltd. (China), 144A*	79,600	203,914
Carlsberg A/S (Denmark) (Class B Stock)	3,361	380,065
Cia Cervecerias Unidas SA (Chile), ADR	760	10,169
Coca-Cola Co. (The)	17,944	794,022
Diageo PLC (United Kingdom)	33,304	1,067,596
Fomento Economico Mexicano SAB de CV (Mexico), ADR	2,500	151,275
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	2,600	30,738
Keurig Dr. Pepper, Inc.	8,626	209,353
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,451	227,692
Pernod Ricard SA (France)	2,221	316,478
		3,527,700
Biotechnology — 0.3%
AbbVie, Inc.(a)	10,131	771,881
Alexion Pharmaceuticals, Inc.*	2,917	261,917
Amgen, Inc.	5,106	1,035,139
BeiGene Ltd. (China), ADR*	86	10,588
Exact Sciences Corp.*(a)	5,741	332,978
Exelixis, Inc.*	18,261	314,454
Innovent Biologics, Inc. (China), 144A*	7,500	31,563
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Intercept Pharmaceuticals, Inc.*	2,211	$139,205
Regeneron Pharmaceuticals, Inc.*	1,552	757,826
Sage Therapeutics, Inc.*	1,951	56,033
Vertex Pharmaceuticals, Inc.*	1,651	392,855
		4,104,439
Building Products — 0.1%
China Lesso Group Holdings Ltd. (China)	20,000	26,227
Daikin Industries Ltd. (Japan)	3,100	377,080
Fortune Brands Home & Security, Inc.	13,594	587,940
Lennox International, Inc.(a)	1,091	198,333
Patrick Industries, Inc.	2,985	84,058
Trane Technologies PLC	5,689	469,854
Zhejiang Weixing New Building Materials Co. Ltd. (China) (Class A Stock)	16,400	25,392
		1,768,884
Capital Markets — 0.6%
B3 SA - Brasil Bolsa Balcao (Brazil)	18,589	127,466
BlackRock, Inc.	2,595	1,141,722
Charles Schwab Corp. (The)(a)	35,446	1,191,695
Deutsche Boerse AG (Germany)	2,086	287,541
DWS Group GmbH & Co. KGaA (Germany), 144A	7,078	177,326
E*TRADE Financial Corp.	5,120	175,718
Eaton Vance Corp.	3,804	122,679
Euronext NV (Netherlands), 144A	1,589	118,141
FactSet Research Systems, Inc.(a)	1,169	304,735
Focus Financial Partners, Inc. (Class A Stock)*	4,500	103,545
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	13,600	406,308
Intercontinental Exchange, Inc.	8,439	681,449
Invesco Ltd.	11,002	99,898
KIWOOM Securities Co. Ltd. (South Korea)	253	14,415
Lazard Ltd. (Class A Stock)	5,515	129,933
London Stock Exchange Group PLC (United Kingdom)	3,125	281,136
Moelis & Co. (Class A Stock)(a)	5,312	149,267
Morgan Stanley(a)	33,125	1,126,250
Morningstar, Inc.	2,760	320,850
Moscow Exchange MICEX-RTS PJSC (Russia)	29,421	35,742
Nasdaq, Inc.	4,384	416,261
Northern Trust Corp.(a)	4,068	306,971
S&P Global, Inc.	2,554	625,858
Swissquote Group Holding SA (Switzerland)	4,674	270,030
T. Rowe Price Group, Inc.(a)	1,968	192,175
		8,807,111
Chemicals — 0.3%
AdvanSix, Inc.*	6,298	60,083
Air Products & Chemicals, Inc.	2,575	513,996

A2

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Asian Paints Ltd. (India)	4,161	$91,568
Axalta Coating Systems Ltd.*	7,720	133,324
Formosa Chemicals & Fibre Corp. (Taiwan)	10,000	22,152
Formosa Plastics Corp. (Taiwan)	28,000	69,419
LG Chem Ltd. (South Korea)	268	66,589
Linde PLC (United Kingdom), (BATS)	5,398	947,318
Linde PLC (United Kingdom), (NYSE)	1,001	173,173
Lotte Chemical Corp. (South Korea)	219	34,495
Petronas Chemicals Group Bhd (Malaysia)	25,600	29,648
PTT Global Chemical PCL (Thailand), NVDR	9,400	8,670
Quaker Chemical Corp.(a)	1,132	142,949
Saudi Basic Industries Corp. (Saudi Arabia)	2,561	47,670
Sherwin-Williams Co. (The)	1,420	652,518
Shin-Etsu Chemical Co. Ltd. (Japan)	4,100	405,600
Symrise AG (Germany)	3,078	286,904
UPL Ltd. (India)	6,697	28,776
Xinyangfeng Agricultural Technology Co. Ltd. (China) (Class A Stock)	21,700	24,735
		3,739,587
Commercial Services & Supplies — 0.1%
Brady Corp. (Class A Stock)(a)	2,776	125,281
Copart, Inc.*	5,297	362,951
Country Garden Services Holdings Co. Ltd. (China)	10,000	40,358
IAA, Inc.*	5,545	166,128
MSA Safety, Inc.(a)	2,700	273,240
Waste Connections, Inc.	13,994	1,084,535
		2,052,493
Communications Equipment — 0.1%
Arista Networks, Inc.*	1,341	271,619
Cisco Systems, Inc.	10,522	413,620
CommScope Holding Co., Inc.*	27,060	246,517
		931,756
Construction & Engineering — 0.1%
China State Construction International Holdings Ltd. (China)	36,000	26,663
Eiffage SA (France)	3,475	247,400
Larsen & Toubro Ltd. (India)	3,471	36,914
Vinci SA (France)	5,309	439,385
WillScot Corp.*	12,860	130,272
		880,634
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	4,000	27,717
LafargeHolcim Ltd. (Switzerland)*	20,018	733,870
Martin Marietta Materials, Inc.	2,720	514,706
Siam Cement PCL (The) (Thailand)	11,500	112,908
UltraTech Cement Ltd. (India)	1,102	47,165
Vulcan Materials Co.	3,633	392,618
	Shares	Value
Common Stocks (continued)
Construction Materials (cont’d.)
Wienerberger AG (Austria)	9,522	$150,418
		1,979,402
Consumer Finance — 0.1%
American Express Co.	5,099	436,525
Capital One Financial Corp.	12,199	615,074
Shriram Transport Finance Co. Ltd. (India)	2,334	20,252
		1,071,851
Containers & Packaging — 0.3%
AptarGroup, Inc.	4,449	442,853
Avery Dennison Corp.	4,157	423,474
Ball Corp.	15,793	1,021,175
Crown Holdings, Inc.*	3,557	206,448
Graphic Packaging Holding Co.	25,001	305,012
Packaging Corp. of America	4,301	373,456
SIG Combibloc Group AG (Switzerland)*	17,640	265,464
Vetropack Holding AG (Switzerland)	187	499,929
Westrock Co.	9,998	282,544
		3,820,355
Distributors — 0.0%
LKQ Corp.*	5,170	106,037
Pool Corp.	2,363	464,967
		571,004
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	2,510	256,020
Cogna Educacao (Brazil)	9,802	7,734
		263,754
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc. (Class A Stock)*	2	544,000
Berkshire Hathaway, Inc. (Class B Stock)*	4,576	836,630
Chailease Holding Co. Ltd. (Taiwan)	14,080	42,207
Far East Horizon Ltd. (China)	18,000	14,475
FirstRand Ltd. (South Africa)	71,375	160,355
Yuanta Financial Holding Co. Ltd. (Taiwan)	75,000	38,538
		1,636,205
Diversified Telecommunication Services — 0.2%
China Unicom Hong Kong Ltd. (China)	62,000	35,834
Deutsche Telekom AG (Germany)	37,406	483,033
Nippon Telegraph & Telephone Corp. (Japan)	12,200	292,315
Orange SA (France)	22,524	275,804
Saudi Telecom Co. (Saudi Arabia)	1,493	34,709
Swisscom AG (Switzerland)	952	512,101
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	336,500	64,739
Verizon Communications, Inc.	15,655	841,143
		2,539,678

A3

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 0.5%
American Electric Power Co., Inc.	9,212	$736,776
Duke Energy Corp.	3,836	310,256
Edison International	4,645	254,499
Endesa SA (Spain)	16,609	354,863
Enel SpA (Italy)	102,098	712,655
Entergy Corp.	2,683	252,121
Equatorial Energia SA (Brazil)	3,041	10,212
Fjordkraft Holding ASA (Norway), 144A	35,135	230,719
Iberdrola SA (Spain)	18,844	186,148
NextEra Energy, Inc.(u)	7,784	1,872,986
Orsted A/S (Denmark), 144A	4,683	457,283
Portland General Electric Co.	5,056	242,385
Power Grid Corp. of India Ltd. (India)	21,021	44,122
Tenaga Nasional Bhd (Malaysia)	14,100	39,023
Xcel Energy, Inc.	19,049	1,148,655
		6,852,703
Electrical Equipment — 0.3%
AMETEK, Inc.	6,174	444,651
Generac Holdings, Inc.*	8,389	781,603
Legrand SA (France)	4,603	295,090
NARI Technology Co. Ltd. (China) (Class A Stock)	10,700	29,702
Nidec Corp. (Japan)	5,400	280,154
Schneider Electric SE (France)	17,387	1,480,260
Varta AG (Germany)*(a)	1,841	131,683
WEG SA (Brazil)	10,793	69,501
Zhejiang Chint Electrics Co. Ltd. (China) (Class A Stock)	7,299	24,353
		3,536,997
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	4,254	310,031
Arrow Electronics, Inc.*	4,245	220,188
BOE Technology Group Co. Ltd. (China) (Class A Stock)	48,888	25,379
Cognex Corp.(a)	4,350	183,657
Delta Electronics, Inc. (Taiwan)	37,000	146,564
Hon Hai Precision Industry Co. Ltd. (Taiwan)	20,000	46,017
Ingenico Group SA (France)	2,472	259,692
Keyence Corp. (Japan)	2,900	934,894
Keysight Technologies, Inc.*	5,551	464,508
Largan Precision Co. Ltd. (Taiwan)	2,000	249,934
Samsung SDI Co. Ltd. (South Korea)	255	49,728
Sunny Optical Technology Group Co. Ltd. (China)	4,500	59,946
Zebra Technologies Corp. (Class A Stock)*	2,910	534,276
		3,484,814
Energy Equipment & Services — 0.0%
China Oilfield Services Ltd. (China) (Class H Stock)	36,000	27,838
Entertainment — 0.2%
CD Projekt SA (Poland)	567	39,453
Cinemark Holdings, Inc.	7,391	75,314
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
NCSoft Corp. (South Korea)	137	$73,086
NetEase, Inc. (China), ADR	337	108,163
Netflix, Inc.*	3,519	1,321,384
Sea Ltd. (Taiwan), ADR*	3,022	133,905
Spotify Technology SA*	3,247	394,316
Take-Two Interactive Software, Inc.*	5,414	642,155
		2,787,776
Equity Real Estate Investment Trusts (REITs) — 1.2%
Acadia Realty Trust	1,678	20,790
Alexander’s, Inc.	55	15,177
Alexandria Real Estate Equities, Inc.	2,357	323,050
alstria office REIT-AG (Germany)	9,089	130,609
American Assets Trust, Inc.	1,228	30,700
American Campus Communities, Inc.	2,808	77,922
American Homes 4 Rent (Class A Stock)(a)	17,144	397,741
Apartment Investment & Management Co. (Class A Stock)	3,044	106,997
Apple Hospitality REIT, Inc.	4,575	41,953
Ashford Hospitality Trust, Inc.	1,941	1,435
AvalonBay Communities, Inc.	4,074	599,571
Boston Properties, Inc.	2,916	268,943
Braemar Hotels & Resorts, Inc.	571	971
Brandywine Realty Trust	3,609	37,967
Brixmor Property Group, Inc.(a)	25,148	238,906
Camden Property Trust	1,989	157,608
CBL & Associates Properties, Inc.*	3,688	738
Cedar Realty Trust, Inc.	1,826	1,704
Chatham Lodging Trust	960	5,702
Columbia Property Trust, Inc.	2,355	29,437
CoreSite Realty Corp.	547	63,397
Corporate Office Properties Trust	2,291	50,700
Cousins Properties, Inc.	2,999	87,781
CubeSmart	9,476	253,862
CyrusOne, Inc.	2,347	144,927
DiamondRock Hospitality Co.	4,094	20,798
Digital Realty Trust, Inc.	5,314	738,168
Diversified Healthcare Trust	4,862	17,649
Douglas Emmett, Inc.	3,584	109,348
Duke Realty Corp.	7,527	243,724
Easterly Government Properties, Inc.	1,534	37,798
EastGroup Properties, Inc.(a)	4,690	490,011
Empire State Realty Trust, Inc. (Class A Stock)	2,171	19,452
Equinix, Inc.	1,746	1,090,499
Equity Commonwealth	2,493	79,053
Equity LifeStyle Properties, Inc.	3,722	213,941
Equity Residential	7,146	440,980
Essex Property Trust, Inc.	1,352	297,764
Extra Space Storage, Inc.	2,649	253,668
Federal Realty Investment Trust	4,329	322,987
First Industrial Realty Trust, Inc.	2,596	86,265
Franklin Street Properties Corp.	2,192	12,560
Gecina SA (France)	1,702	225,986
Healthcare Realty Trust, Inc.	2,753	76,891
Healthcare Trust of America, Inc. (Class A Stock)	4,423	107,390

A4

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak Properties, Inc.	10,329	$246,347
Hersha Hospitality Trust	801	2,868
Highwoods Properties, Inc.	2,121	75,126
Host Hotels & Resorts, Inc.(a)	14,425	159,252
Hudson Pacific Properties, Inc.	2,940	74,558
Industrial Logistics Properties Trust	1,332	23,363
Investors Real Estate Trust	247	13,585
Invitation Homes, Inc.	10,409	222,440
JBG SMITH Properties	2,481	78,970
Kilroy Realty Corp.	1,996	127,145
Kimco Realty Corp.	24,364	235,600
Kite Realty Group Trust	1,716	16,251
Life Storage, Inc.	954	90,201
Macerich Co. (The)	2,195	12,358
Mack-Cali Realty Corp.	1,759	26,790
Mid-America Apartment Communities, Inc.	8,173	842,064
Monmouth Real Estate Investment Corp.	1,999	24,088
National Health Investors, Inc.	911	45,113
National Retail Properties, Inc.	6,977	224,590
National Storage Affiliates Trust	1,220	36,112
NexPoint Residential Trust, Inc.	476	12,000
Office Properties Income Trust(a)	985	26,841
Omega Healthcare Investors, Inc.	4,635	123,013
Outfront Media, Inc.	24,277	327,254
Paramount Group, Inc.	3,719	32,727
Pebblebrook Hotel Trust	2,676	29,142
Pennsylvania Real Estate Investment Trust	1,363	1,243
Piedmont Office Realty Trust, Inc. (Class A Stock)	2,264	39,982
Prologis, Inc.	22,590	1,815,558
PS Business Parks, Inc.	415	56,241
Public Storage	6,184	1,228,204
QTS Realty Trust, Inc. (Class A Stock)(a)	762	44,204
Rayonier, Inc.(a)	13,640	321,222
Regency Centers Corp.(a)	3,219	123,706
Retail Opportunity Investments Corp.	2,380	19,730
Retail Properties of America, Inc. (Class A Stock)	4,372	22,603
Retail Value, Inc.	332	4,067
Rexford Industrial Realty, Inc.	2,165	88,787
RLJ Lodging Trust	13,854	106,953
RPT Realty	1,643	9,907
Ryman Hospitality Properties, Inc.	1,122	40,224
Sabra Health Care REIT, Inc.	4,195	45,809
Saul Centers, Inc.	266	8,709
Service Properties Trust	3,363	18,160
Simon Property Group, Inc.(a)	6,271	344,027
SITE Centers Corp.	3,288	17,130
SL Green Realty Corp.(a)	1,593	68,658
STAG Industrial, Inc.	3,039	68,438
Summit Hotel Properties, Inc.	2,149	9,069
Sun Communities, Inc.	1,907	238,089
Sunstone Hotel Investors, Inc.	4,324	37,662
Tanger Factory Outlet Centers, Inc.	1,898	9,490
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Taubman Centers, Inc.	1,251	$52,392
Terreno Realty Corp.	1,308	67,689
UDR, Inc.	6,021	220,007
Universal Health Realty Income Trust	264	26,614
Urban Edge Properties	2,481	21,858
Urstadt Biddle Properties, Inc. (Class A Stock)	810	11,421
Ventas, Inc.	7,620	204,216
VICI Properties, Inc.	2,341	38,954
Vornado Realty Trust	3,552	128,618
Washington Prime Group, Inc.(a)	3,819	3,075
Washington Real Estate Investment Trust(a)	1,678	40,054
Weingarten Realty Investors	2,635	38,023
Welltower, Inc.	8,385	383,865
Weyerhaeuser Co.	9,477	160,635
WP Carey, Inc.(a)	3,521	204,500
		17,491,111
Food & Staples Retailing — 0.2%
BGF retail Co. Ltd. (South Korea)	128	13,828
Bid Corp. Ltd. (South Africa)	3,196	37,808
BIM Birlesik Magazalar A/S (Turkey)	4,414	33,420
BJ’s Wholesale Club Holdings, Inc.*(a)	10,990	279,915
Casey’s General Stores, Inc.(a)	720	95,393
Cencosud SA (Chile)	9,322	9,695
Clicks Group Ltd. (South Africa)	3,222	46,163
Dino Polska SA (Poland), 144A*	640	24,983
Koninklijke Ahold Delhaize NV (Netherlands)	23,536	549,305
Laobaixing Pharmacy Chain JSC (China) (Class A Stock)	3,000	32,871
Performance Food Group Co.*	11,034	272,760
Pick’n Pay Stores Ltd. (South Africa)	6,273	21,217
President Chain Store Corp. (Taiwan)	22,000	205,623
Raia Drogasil SA (Brazil)	6,469	126,116
Shoprite Holdings Ltd. (South Africa)	2,121	14,837
SPAR Group Ltd. (The) (South Africa)	3,994	40,591
Walgreens Boots Alliance, Inc.	10,234	468,205
Wal-Mart de Mexico SAB de CV (Mexico)	79,299	186,828
X5 Retail Group NV (Russia), GDR	1,514	40,517
		2,500,075
Food Products — 0.3%
Almarai Co. JSC (Saudi Arabia)	2,473	30,900
Campbell Soup Co.	3,128	144,388
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	4,688	82,750
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	4,600	19,405
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. (China) (Class A Stock)	3,500	23,505
Lamb Weston Holdings, Inc.	4,590	262,089
Mondelez International, Inc. (Class A Stock)	8,646	432,992
Nestle SA (Switzerland)	30,822	3,153,410

A5

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Post Holdings, Inc.*	4,724	$391,950
Savola Group (The) (Saudi Arabia)*	2,031	19,258
Uni-President Enterprises Corp. (Taiwan)	29,000	62,962
		4,623,609
Gas Utilities — 0.0%
Atmos Energy Corp.	1,060	105,184
Beijing Enterprises Holdings Ltd. (China)	3,500	12,826
China Gas Holdings Ltd. (China)	18,000	62,798
ENN Energy Holdings Ltd. (China)	4,500	43,400
Kunlun Energy Co. Ltd. (China)	40,000	23,312
		247,520
Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp.*	15,612	509,420
DexCom, Inc.*	2,066	556,312
Eckert & Ziegler Strahlen- und Medizintechnik AG (Germany)	870	136,622
Hoya Corp. (Japan)	3,400	289,686
ICU Medical, Inc.*	980	197,735
IDEXX Laboratories, Inc.*	1,450	351,248
Intuitive Surgical, Inc.*	811	401,615
Medtronic PLC	4,292	387,053
Smith & Nephew PLC (United Kingdom)	15,119	267,474
STERIS PLC	530	74,184
West Pharmaceutical Services, Inc.	2,967	451,726
Zimmer Biomet Holdings, Inc.	4,254	429,994
		4,053,069
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*	7,675	140,836
Aier Eye Hospital Group Co. Ltd. (China) (Class A Stock)	2,700	14,929
AmerisourceBergen Corp.	3,803	336,566
Centene Corp.*	5,330	316,655
Cigna Corp.(u)	17,083	3,026,766
Encompass Health Corp.(a)	5,065	324,312
HCA Healthcare, Inc.	2,361	212,136
Henry Schein, Inc.*	1,760	88,915
IHH Healthcare Bhd (Malaysia)	19,500	23,219
Jointown Pharmaceutical Group Co. Ltd. (China) (Class A Stock)	8,100	19,431
McKesson Corp.	11,451	1,548,862
Molina Healthcare, Inc.*	2,212	309,039
Mouwasat Medical Services Co. (Saudi Arabia)	1,094	24,247
Premier, Inc. (Class A Stock)*	4,643	151,919
Sinopharm Group Co. Ltd. (China) (Class H Stock)	9,600	21,546
UnitedHealth Group, Inc.(u)	21,267	5,303,564
		11,862,942
Health Care Technology — 0.1%
Teladoc Health, Inc.*(a)	4,904	760,169
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Veeva Systems, Inc. (Class A Stock)*(a)	1,572	$245,814
		1,005,983
Hotels, Restaurants & Leisure — 0.1%
Accor SA (France)	7,017	192,184
Brinker International, Inc.	2,828	33,964
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	1,867	4,053
Evolution Gaming Group AB (Sweden), 144A	8,597	290,717
Hilton Worldwide Holdings, Inc.	1,854	126,517
Huazhu Group Ltd. (China), ADR	2,054	59,011
Las Vegas Sands Corp.	4,995	212,138
Minor International PCL (Thailand), NVDR	36,800	18,838
OPAP SA (Greece)	2,966	22,621
Planet Fitness, Inc. (Class A Stock)*	1,650	80,355
Sands China Ltd. (Macau)	100,400	366,093
Wendy’s Co. (The)	6,140	91,363
Yum China Holdings, Inc. (China)	5,301	225,982
		1,723,836
Household Durables — 0.1%
Garmin Ltd.(a)	6,690	501,482
Haier Electronics Group Co. Ltd. (China)	9,000	24,062
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	8,400	33,512
Midea Group Co. Ltd. (China) (Class A Stock)	24,100	163,841
Newell Brands, Inc.	13,760	182,733
Persimmon PLC (United Kingdom)	17,963	424,956
Sony Corp. (Japan)	9,900	588,012
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	19,100	48,616
Zhejiang Supor Co. Ltd. (China) (Class A Stock)	3,500	34,010
		2,001,224
Household Products — 0.1%
Energizer Holdings, Inc.	9,373	283,533
Hindustan Unilever Ltd. (India)	3,442	104,501
Procter & Gamble Co. (The)	11,058	1,216,380
Unilever Indonesia Tbk PT (Indonesia)	110,000	49,007
		1,653,421
Independent Power & Renewable Electricity Producers — 0.0%
CGN Power Co. Ltd. (China) (Class H Stock), 144A	141,000	32,191
Falck Renewables SpA (Italy)	39,849	210,397
NTPC Ltd. (India)	31,038	34,440
Scatec Solar ASA (Norway), 144A	15,033	188,460
Vistra Energy Corp.	541	8,635
		474,123

A6

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 0.1%
Alfa SAB de CV (Mexico) (Class A Stock)	27,291	$7,294
Ayala Corp. (Philippines)	1,620	14,790
Bidvest Group Ltd. (The) (South Africa)	9,867	80,212
Carlisle Cos., Inc.	3,649	457,147
Fosun International Ltd. (China)	17,000	19,448
Honeywell International, Inc.	8,508	1,138,285
Jardine Matheson Holdings Ltd. (Hong Kong)	1,100	55,763
KOC Holding A/S (Turkey)	20,358	41,416
SK Holdings Co. Ltd. (South Korea)	146	19,895
		1,834,250
Insurance — 0.8%
AIA Group Ltd. (Hong Kong)	142,800	1,286,278
Alleghany Corp.	380	209,893
Allianz SE (Germany)	8,859	1,526,121
American International Group, Inc.	10,345	250,866
ASR Nederland NV (Netherlands)	8,980	225,561
AXA SA (France)	12,157	209,613
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia)	691	16,788
China Life Insurance Co. Ltd. (Taiwan)*	52,000	28,977
China Life Insurance Co. Ltd. (China) (Class H Stock)	40,000	78,486
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	13,800	41,653
Chubb Ltd.	3,279	366,231
Fairfax Financial Holdings Ltd. (Canada)	735	225,326
Fubon Financial Holding Co. Ltd. (Taiwan)	45,000	55,840
Hartford Financial Services Group, Inc. (The)	8,615	303,593
HDFC Life Insurance Co. Ltd. (India), 144A	22,084	128,243
Kinsale Capital Group, Inc.(a)	3,072	321,116
Legal & General Group PLC (United Kingdom)	133,654	317,143
Loews Corp.(a)	23,217	808,648
Marsh & McLennan Cos., Inc.	3,323	287,306
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,453	291,967
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	52,000	50,089
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	112,500	1,102,238
Poste Italiane SpA (Italy), 144A	22,238	189,157
Progressive Corp. (The)	14,945	1,103,539
Prudential PLC (United Kingdom)	23,707	300,816
RLI Corp.	3,923	344,949
Sanlam Ltd. (South Africa)	20,023	56,899
Tokio Marine Holdings, Inc. (Japan)	7,100	326,034
Travelers Cos., Inc. (The)	6,742	669,818
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	2,647	$934,268
		12,057,456
Interactive Media & Services — 0.5%
Alphabet, Inc. (Class A Stock)*	683	793,612
Alphabet, Inc. (Class C Stock)*	3,472	4,037,277
Baidu, Inc. (China), ADR*	770	77,608
Facebook, Inc. (Class A Stock)*	3,034	506,071
NAVER Corp. (South Korea)	1,611	223,312
Tencent Holdings Ltd. (China)	46,100	2,268,553
		7,906,433
Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd. (China), ADR*	19,144	3,723,125
Amazon.com, Inc.*	2,955	5,761,423
Booking Holdings, Inc.*	484	651,135
Chewy, Inc. (Class A Stock)*	4,430	166,081
HelloFresh SE (Germany)*	12,796	429,961
JD.com, Inc. (China), ADR*	7,183	290,912
MercadoLibre, Inc. (Argentina)*(a)	609	297,545
Naspers Ltd. (South Africa) (Class N Stock)	1,010	143,493
Prosus NV (China)*	2,540	176,906
Trip.com Group Ltd. (China), ADR*	1,776	41,647
Vipshop Holdings Ltd. (China), ADR*	1,313	20,457
		11,702,685
IT Services — 0.8%
Atos SE (France)	3,978	267,989
Automatic Data Processing, Inc.	2,289	312,861
Booz Allen Hamilton Holding Corp.	8,812	604,856
Broadridge Financial Solutions, Inc.	1,790	169,746
Capgemini SE (France)	5,115	429,808
CoreLogic, Inc.	4,153	126,833
EPAM Systems, Inc.*(a)	629	116,780
Fidelity National Information Services, Inc.(u)	7,630	928,113
Fiserv, Inc.*(u)	20,101	1,909,394
GDS Holdings Ltd. (China), ADR*	474	27,478
Global Payments, Inc.	6,550	944,706
HCL Technologies Ltd. (India)	5,575	32,126
Infosys Ltd. (India), ADR	45,478	373,374
Mastercard, Inc. (Class A Stock)(u)	9,753	2,355,935
MongoDB, Inc.*	1,325	180,916
Nexi SpA (Italy), 144A*	16,319	212,955
PayPal Holdings, Inc.*	9,780	936,337
Shopify, Inc. (Canada) (Class A Stock)*(a)	510	212,634
Tata Consultancy Services Ltd. (India)	20,980	506,319
Twilio, Inc. (Class A Stock)*	266	23,804
Visa, Inc. (Class A Stock)	1,434	231,046
WEX, Inc.*	1,820	190,281
		11,094,291

A7

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products — 0.0%
Brunswick Corp.	5,479	$193,792
Life Sciences Tools & Services — 0.1%
Illumina, Inc.*	1,471	401,760
Mettler-Toledo International, Inc.*	218	150,531
Syneos Health, Inc.*	3,710	146,248
Thermo Fisher Scientific, Inc.	2,498	708,433
Wuxi Biologics Cayman, Inc. (China), 144A*	5,000	65,076
		1,472,048
Machinery — 0.5%
Alstom SA (France)	6,909	289,894
Atlas Copco AB (Sweden) (Class A Stock)	11,743	393,358
China Conch Venture Holdings Ltd. (China)	9,000	40,108
Douglas Dynamics, Inc.	3,210	113,987
Dover Corp.	5,141	431,536
FANUC Corp. (Japan)	1,600	215,673
Gates Industrial Corp. PLC*	5,695	42,029
Hiwin Technologies Corp. (Taiwan)	3,000	19,750
IDEX Corp.	2,070	285,888
Illinois Tool Works, Inc.	2,553	362,832
Ingersoll Rand, Inc.*	9,612	238,378
ITT, Inc.	2,109	95,664
Komatsu Ltd. (Japan)	16,800	274,980
Kone OYJ (Finland) (Class B Stock)	10,708	608,166
Kubota Corp. (Japan)	25,300	323,434
Lincoln Electric Holdings, Inc.	4,069	280,761
Makita Corp. (Japan)	7,900	240,599
Middleby Corp. (The)*	3,216	182,926
Nordson Corp.	3,607	487,198
RBC Bearings, Inc.*	2,046	230,768
SMC Corp. (Japan)	874	367,478
Snap-on, Inc.	1,390	151,260
Stanley Black & Decker, Inc.	6,978	697,800
Techtronic Industries Co. Ltd. (Hong Kong)	23,000	148,112
Toro Co. (The)(a)	7,634	496,897
Welbilt, Inc.*	8,360	42,887
Woodward, Inc.	2,800	166,432
		7,228,795
Media — 0.2%
Altice USA, Inc. (Class A Stock)*(u)	1,740	38,785
Charter Communications, Inc. (Class A Stock)*	2,427	1,058,924
Clear Channel Outdoor Holdings, Inc.*	24,779	15,859
Comcast Corp. (Class A Stock)	17,972	617,877
Discovery, Inc. (Class A Stock)*(a)	10,784	209,641
Discovery, Inc. (Class C Stock)*	10,364	181,784
DISH Network Corp. (Class A Stock)*	12,135	242,579
Entercom Communications Corp. (Class A Stock)	15,289	26,144
iHeartMedia, Inc. (Class A Stock)*	1,238	9,050
New York Times Co. (The) (Class A Stock)	10,997	337,718
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Nexstar Media Group, Inc. (Class A Stock)	4,313	$248,989
ViacomCBS, Inc. (Class B Stock)(a)	11,618	162,768
WPP PLC (United Kingdom)	8,012	54,527
		3,204,645
Metals & Mining — 0.1%
Alrosa PJSC (Russia)	38,860	30,894
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	63,700	43,554
BHP Group Ltd. (Australia)	26,110	462,940
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	16,248	18,460
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	27,136	50,320
Hindalco Industries Ltd. (India)	10,138	12,776
Magnitogorsk Iron & Steel Works PJSC (Russia)	43,470	20,991
MMC Norilsk Nickel PJSC (Russia), ADR	1,006	24,850
POSCO (South Korea)	459	60,067
Rio Tinto PLC (Australia)	20,663	945,514
Severstal PJSC (Russia), GDR	2,880	31,909
Vale SA (Brazil), ADR	11,000	91,190
		1,793,465
Multiline Retail — 0.1%
Claire’s Private Placement*^	406	243,600
Kohl’s Corp.(a)	9,945	145,097
Lojas Renner SA (Brazil)	22,527	145,712
Nordstrom, Inc.(a)	9,903	151,912
		686,321
Multi-Utilities — 0.0%
NorthWestern Corp.	3,510	210,003
Oil, Gas & Consumable Fuels — 0.5%
BP PLC (United Kingdom)	57,654	240,541
Cabot Oil & Gas Corp.	14,299	245,800
Chevron Corp.	18,007	1,304,787
China Petroleum & Chemical Corp. (China) (Class H Stock)	70,000	34,540
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	29,000	55,198
CNOOC Ltd. (China)	84,000	89,624
ConocoPhillips	16,092	495,634
Diamondback Energy, Inc.	6,240	163,488
Ecopetrol SA (Colombia), ADR	1,003	9,539
EQT Corp.	24,768	175,110
Equitrans Midstream Corp.	27,212	136,876
Gazprom PJSC (Russia), ADR	14,819	67,575
Kinder Morgan, Inc.	26,003	361,962
LUKOIL PJSC (Russia), ADR	1,778	105,186
Marathon Petroleum Corp.	11,501	271,654
Neste OYJ (Finland)	16,595	562,817
Novatek PJSC (Russia), GDR	134	15,372
Oil & Natural Gas Corp. Ltd. (India)	24,593	22,259
PBF Energy, Inc. (Class A Stock)	11,275	79,827

A8

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Penn Virginia Corp.*	81	$250
Penn Virginia Corp., NPV*	529	1,635
PetroChina Co. Ltd. (China) (Class H Stock)	74,000	27,092
Petronet LNG Ltd. (India)	8,364	22,058
Phillips 66	5,285	283,540
Pioneer Natural Resources Co.	1,831	128,445
PTT Exploration & Production PCL (Thailand)	14,900	30,331
PTT PCL (Thailand), NVDR	62,300	58,059
Reliance Industries Ltd. (India), 144A, GDR	4,700	143,977
Rosneft Oil Co. PJSC (Russia), GDR	3,331	13,521
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	27,893	486,634
SK Innovation Co. Ltd. (South Korea)	395	28,024
S-Oil Corp. (South Korea)	663	30,912
Tatneft PJSC (Russia), ADR	1,482	56,168
Thai Oil PCL (Thailand)	21,300	19,809
TOTAL SA (France)	25,305	968,521
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	1,857	21,169
Ultra Petroleum Corp.*	2,287	160
United Tractors Tbk PT (Indonesia)	7,300	7,544
Williams Cos., Inc. (The)	25,548	361,504
		7,127,142
Paper & Forest Products — 0.0%
Mondi PLC (United Kingdom)	681	11,512
Personal Products — 0.1%
Coty, Inc. (Class A Stock)	25,282	130,455
Kao Corp. (Japan)	6,200	507,542
LG Household & Health Care Ltd. (South Korea)	63	57,741
L’Oreal SA (France)	1,505	397,687
Unilever NV (United Kingdom)	8,063	397,143
Unilever PLC (United Kingdom)	10,510	530,574
		2,021,142
Pharmaceuticals — 1.0%
Advanz Pharma Corp. Ltd. (Canada)*	659	2,537
Allergan PLC	1,074	190,206
Bristol-Myers Squibb Co.	24,781	1,381,293
Catalent, Inc.*	15,858	823,823
CSPC Pharmaceutical Group Ltd. (China)	24,000	47,835
Eli Lilly & Co.	3,895	540,315
GlaxoSmithKline PLC (United Kingdom)	34,606	652,196
Hutchison China MediTech Ltd. (Hong Kong), ADR*	813	14,512
Jazz Pharmaceuticals PLC*	3,337	332,832
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	3,440	44,626
Johnson & Johnson	6,624	868,605
Merck & Co., Inc.	8,267	636,063
Novartis AG (Switzerland)	30,980	2,550,259
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	19,748	$1,188,581
Pfizer, Inc.	24,567	801,867
Richter Gedeon Nyrt (Hungary)	1,899	35,902
Roche Holding AG (Switzerland)	7,938	2,570,933
Sanofi (France)	10,234	892,974
Sino Biopharmaceutical Ltd. (Hong Kong)	10,000	13,118
TherapeuticsMD, Inc.*	13,171	13,961
UCB SA (Belgium)	3,794	329,004
		13,931,442
Professional Services — 0.2%
51job, Inc. (China), ADR*	490	30,081
Equifax, Inc.	2,190	261,595
FTI Consulting, Inc.*	4,465	534,773
IHS Markit Ltd.	6,655	399,300
RELX PLC (United Kingdom)	15,941	343,231
SGS SA (Switzerland)	98	227,994
TransUnion	1,690	111,844
Wolters Kluwer NV (Netherlands)	5,579	394,390
		2,303,208
Real Estate Management & Development — 0.2%
Ayala Land, Inc. (Philippines)	37,700	22,268
CBRE Group, Inc. (Class A Stock)*	19,492	735,044
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	18,300	42,573
China Overseas Land & Investment Ltd. (China)	22,000	68,049
China Resources Land Ltd. (China)	18,000	74,071
China Vanke Co. Ltd. (China) (Class H Stock)	18,300	60,074
CK Asset Holdings Ltd. (Hong Kong)	42,500	239,873
Country Garden Holdings Co. Ltd. (China)	56,000	67,497
Cushman & Wakefield PLC*	13,890	163,069
Emaar Properties PJSC (United Arab Emirates)	27,776	16,748
LEG Immobilien AG (Germany)	2,504	283,005
Longfor Group Holdings Ltd. (China), 144A	14,500	70,700
Mitsui Fudosan Co. Ltd. (Japan)	10,200	176,536
Vonovia SE (Germany)	5,591	276,118
		2,295,625
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)	2,505	550,073
Container Corp. Of India Ltd. (India)	3,555	15,545
Knight-Swift Transportation Holdings, Inc.(a)	6,116	200,605
Landstar System, Inc.	2,137	204,853
Localiza Rent a Car SA (Brazil)	4,361	22,048
Lyft, Inc. (Class A Stock)*	28,244	758,351
Norfolk Southern Corp.(a)	3,665	535,090

A9

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Old Dominion Freight Line, Inc.	3,964	$520,315
Uber Technologies, Inc.*	19,194	535,897
Union Pacific Corp.	2,210	311,698
		3,654,475
Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.*	19,634	892,954
Analog Devices, Inc.	4,407	395,088
ASE Technology Holding Co. Ltd. (Taiwan)	10,000	19,300
ASM International NV (Netherlands)	2,830	284,493
ASML Holding NV (Netherlands)	4,918	1,303,722
BE Semiconductor Industries NV (Netherlands)	6,383	191,776
Cabot Microelectronics Corp.(a)	2,056	234,672
Dialog Semiconductor PLC (United Kingdom)*	7,988	212,052
Enphase Energy, Inc.*	7,691	248,342
Entegris, Inc.	7,264	325,209
Global Unichip Corp. (Taiwan)	3,000	17,998
Globalwafers Co. Ltd. (Taiwan)	3,000	33,122
Lam Research Corp.	2,301	552,240
Maxim Integrated Products, Inc.	5,060	245,967
MediaTek, Inc. (Taiwan)	4,000	43,282
Microchip Technology, Inc.	2,435	165,093
Monolithic Power Systems, Inc.	300	50,238
Nanya Technology Corp. (Taiwan)	12,000	21,226
NVIDIA Corp.	9,277	2,445,417
NXP Semiconductors NV (Netherlands)	805	66,759
QUALCOMM, Inc.	13,782	932,352
SK Hynix, Inc. (South Korea)	2,157	145,957
STMicroelectronics NV (Switzerland)	14,346	310,660
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	59,709	2,853,493
Texas Instruments, Inc.	10,000	999,300
Vanguard International Semiconductor Corp. (Taiwan)	14,000	27,383
Xilinx, Inc.	3,213	250,421
		13,268,516
Software — 0.9%
Aspen Technology, Inc.*	2,558	243,189
Avaya Holdings Corp.*	6,502	52,601
Beijing Shiji Information Technology Co. Ltd. (China) (Class A Stock)	3,900	15,927
Guidewire Software, Inc.*	2,187	173,451
Intuit, Inc.	3,487	802,010
Kingdee International Software Group Co. Ltd. (China)	31,000	41,106
Medallia, Inc.*	10,308	206,572
Microsoft Corp.	39,673	6,256,829
Q2 Holdings, Inc.*(a)	3,276	193,481
RingCentral, Inc. (Class A Stock)*	2,366	501,379
salesforce.com, Inc.*	8,432	1,214,039
SAP SE (Germany)	5,211	579,464
ServiceNow, Inc.*	1,900	544,502
Sinch AB (Sweden), 144A*(a)	4,314	170,946
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Slack Technologies, Inc. (Class A Stock)*	4,603	$123,545
Splunk, Inc.*	3,563	449,757
SS&C Technologies Holdings, Inc.	9,610	421,110
Synopsys, Inc.*	3,253	418,954
Trade Desk, Inc. (The) (Class A Stock)*	2,326	448,918
Tyler Technologies, Inc.*	1,045	309,905
Workday, Inc. (Class A Stock)*	1,081	140,768
Yonyou Network Technology Co. Ltd. (China) (Class A Stock)	4,700	26,736
Zscaler, Inc.*	5,564	338,625
		13,673,814
Specialty Retail — 0.4%
AutoZone, Inc.*	594	502,524
Best Buy Co., Inc.	4,323	246,411
Gap, Inc. (The)	14,405	101,411
Hennes & Mauritz AB (Sweden) (Class B Stock)	15,433	198,395
Home Depot, Inc. (The)	11,579	2,161,915
Industria de Diseno Textil SA (Spain)	19,381	501,449
Mr. Price Group Ltd. (South Africa)	7,184	45,576
Murphy USA, Inc.*(a)	2,899	244,560
National Vision Holdings, Inc.*	7,905	153,515
O’Reilly Automotive, Inc.*	3,295	991,960
Ross Stores, Inc.	8,043	699,500
Tractor Supply Co.	4,710	398,231
		6,245,447
Technology Hardware, Storage & Peripherals — 0.4%
Advantech Co. Ltd. (Taiwan)	3,000	24,709
Apple, Inc.	12,813	3,258,218
Catcher Technology Co. Ltd. (Taiwan)	7,000	45,067
Hewlett Packard Enterprise Co.	9,959	96,702
Quanta Computer, Inc. (Taiwan)	18,000	35,939
Samsung Electronics Co. Ltd. (South Korea)	29,957	1,163,905
Samsung Electronics Co. Ltd. (South Korea), GDR	711	702,209
		5,326,749
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	2,975	669,158
ANTA Sports Products Ltd. (China)	2,000	14,596
Burberry Group PLC (United Kingdom)	15,566	253,090
Carter’s, Inc.(a)	1,811	119,037
CCC SA (Poland)	580	4,186
Cie Financiere Richemont SA (Switzerland)	4,168	226,298
Columbia Sportswear Co.(a)	3,375	235,474
EssilorLuxottica SA (France)	2,407	258,137
Kering SA (France)	975	508,817
Lululemon Athletica, Inc.*	1,688	319,960
LVMH Moet Hennessy Louis Vuitton SE (France)	2,534	940,337

A10

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Shenzhou International Group Holdings Ltd. (China)	4,800	$50,893
		3,599,983
Thrifts & Mortgage Finance — 0.0%
Housing Development Finance Corp. Ltd. (India)	28,386	610,034
Tobacco — 0.0%
ITC Ltd. (India)	83,260	188,437
KT&G Corp. (South Korea)	794	48,552
Philip Morris International, Inc.	4,396	320,732
		557,721
Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc.	2,554	116,769
Ferguson PLC	5,397	334,075
		450,844
Transportation Infrastructure — 0.0%
DP World PLC (United Arab Emirates)	1,344	20,137
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	3,578	19,345
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	2,741	25,837
International Container Terminal Services, Inc. (Philippines)	9,570	13,958
		79,277
Wireless Telecommunication Services — 0.0%
America Movil SAB de CV (Mexico) (Class L Stock)	140,531	83,528
China Mobile Ltd. (China)	15,000	112,251
Goodman Networks, Inc.*^	3,993	—
Mobile TeleSystems PJSC (Russia), ADR	2,983	22,671
MTN Group Ltd. (South Africa)	2,643	7,096
TIM Participacoes SA (Brazil), ADR	3,007	36,565
Turkcell Iletisim Hizmetleri A/S (Turkey)	19,925	37,034
Vodacom Group Ltd. (South Africa)	6,843	44,574
		343,719

Total Common Stocks (cost $289,250,076)		258,832,505
Preferred Stocks — 0.5%
Auto Components — 0.0%
Schaeffler AG (Germany) (PRFC)	22,188	134,626
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	2,819	330,840
Banks — 0.2%
Banco Bradesco SA (Brazil) (PRFC)	21,191	85,154
Bank of America Corp., Series L, CVT, 7.250%	647	819,115
Itau Unibanco Holding SA (Brazil) (PRFC)	30,763	137,472
Itausa - Investimentos Itau SA (Brazil) (PRFC)	19,046	31,889
	Shares	Value

Preferred Stocks (continued)
Banks (cont’d.)
Wells Fargo & Co., Series L, CVT, 7.500%	939	$1,196,305
		2,269,935
Chemicals — 0.0%
International Flavors & Fragrances, Inc., CVT, 6.000%	9,247	352,958
Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 7.695%	3,000	61,530
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	2,108	20,065
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, 4.872%(a)	10,719	507,437
Equity Real Estate Investment Trusts (REITs) — 0.0%
Crown Castle International Corp.	338	422,500
Food Products — 0.1%
Bunge Ltd., CVT, 4.875%	5,499	511,407
Interactive Media & Services — 0.0%
MYT Holding Co., 144A*	194,119	142,677
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	14,230	27,386
Multiline Retail — 0.0%
Claire’s Stores, Inc., CVT*^	274	479,500
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series A, CVT, 7.250%	3,819	351,386
Sempra Energy, Series B, CVT, 6.750%(a)	8,216	771,729
		1,123,115
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	24,661	66,208
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc., Series A, CVT, 8.000%(a)	1,080	1,009,109
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	4,751	48

Total Preferred Stocks (cost $8,549,490)		7,459,341

	Units
Rights* — 0.0%
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., expiring 01/23/27^	12,314	12,560
Media — 0.0%
Media General, Inc., CVR, expiring 12/31/22^	42,900	4

Total Rights (cost $—)		12,564

A11

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Units	Value

Warrants* — 0.0%
Media — 0.0%
iHeartMedia, Inc., expiring 05/01/39	9,300	$67,974
Oil, Gas & Consumable Fuels — 0.0%
Ultra Resources, Inc., expiring 07/14/25	7,742	271

Total Warrants (cost $173,261)		68,245

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 9.1%
Automobiles — 5.0%
ACC Trust,
Series 2019-01, Class A, 144A
3.750%	05/20/22	627	625,352
Series 2019-01, Class B, 144A
4.470%	10/20/22	1,115	1,116,236
Series 2019-01, Class C, 144A
6.410%	02/20/24	520	522,413
Series 2019-02, Class A, 144A
2.820%	02/21/23	892	888,859
Series 2019-02, Class B, 144A
3.630%	08/21/23	830	820,751
American Credit Acceptance Receivables Trust,
Series 2017-02, Class E, 144A
5.520%	03/12/24	280	281,331
Series 2018-01, Class D, 144A
3.930%	04/10/24	1,795	1,752,599
Series 2018-04, Class C, 144A
3.970%	01/13/25	1,910	1,841,113
Series 2019-01, Class C, 144A
3.500%	04/14/25	2,424	2,370,330
Series 2019-01, Class D, 144A
3.810%	04/14/25	2,120	1,991,890
Series 2019-01, Class E, 144A
4.840%	04/14/25	995	775,070
Series 2019-02, Class B, 144A
3.050%	05/12/23	340	331,578
Series 2019-02, Class C, 144A
3.170%	06/12/25	170	158,130
Series 2019-03, Class C, 144A
2.760%	09/12/25	285	281,557
Series 2019-03, Class E, 144A
3.800%	09/12/25	400	362,334
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C
3.360%	02/18/25	365	367,183
Series 2019-01, Class D
3.620%	03/18/25	470	467,771
CIG Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.590%	08/15/24	2,090	1,960,886
Series 2019-01A, Class C, 144A
3.820%	08/15/24	505	445,324
Series 2019-01A, Class D, 144A
4.850%	05/15/26	490	348,467
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
CPS Auto Receivables Trust,
Series 2019-A, Class D, 144A
4.350%	12/16/24	170	$158,240
Credit Acceptance Auto Loan Trust,
Series 2017-02A, Class B, 144A
3.020%	04/15/26	1,200	1,190,953
Series 2019-01A, Class B, 144A
3.750%	04/17/28	1,925	1,890,579
Series 2019-03A, Class C, 144A
3.060%	03/15/29	600	554,321
Drive Auto Receivables Trust,
Series 2019-01, Class D
4.090%	06/15/26	700	693,498
Series 2019-02, Class C
3.420%	06/16/25	2,185	2,153,286
Series 2019-02, Class D
3.690%	08/17/26	2,465	2,365,109
Series 2020-01, Class C
2.360%	03/16/26	1,180	1,099,328
DT Auto Owner Trust,
Series 2016-04A, Class D, 144A
3.770%	10/17/22	1,288	1,287,057
Series 2017-01A, Class D, 144A
3.550%	11/15/22	98	98,021
Series 2017-02A, Class E, 144A
6.030%	01/15/24	1,080	1,092,004
Series 2017-04A, Class E, 144A
5.150%	11/15/24	1,255	1,257,382
Series 2018-03A, Class D, 144A
4.190%	07/15/24	405	346,071
Series 2019-01A, Class D, 144A
3.870%	11/15/24	2,520	2,488,852
Series 2019-01A, Class E, 144A
4.940%	02/17/26	1,545	1,488,534
Exeter Automobile Receivables Trust,
Series 2016-02A, Class D, 144A
8.250%	04/17/23	815	818,939
Series 2018-01A, Class D, 144A
3.530%	11/15/23	1,405	1,391,170
Series 2018-02A, Class D, 144A
4.040%	03/15/24	1,320	1,323,657
Series 2018-04A, Class D, 144A
4.350%	09/16/24	2,910	2,664,682
Series 2019-01A, Class E, 144A
5.200%	01/15/26	480	362,807
Series 2019-03A, Class D, 144A
3.110%	08/15/25	630	614,989
Series 2019-04A, Class C, 144A
2.440%	09/16/24	1,360	1,315,676
Ford Credit Auto Owner Trust,
Series 2016-02, Class A, 144A
2.030%	12/15/27	593	592,941
GLS Auto Receivables Issuer Trust,
Series 2019-01A, Class C, 144A
3.870%	12/16/24	1,285	1,267,753
Series 2019-01A, Class D, 144A
4.940%	12/15/25	460	453,147

A12

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
GLS Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.520%	08/15/23	785	$742,708
Hertz Vehicle Financing LP,
Series 2018-01A, Class A, 144A
3.290%	02/25/24	3,850	3,631,999
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	3,080	3,078,981
Prestige Auto Receivables Trust,
Series 2017-01A, Class D, 144A
3.610%	10/16/23	510	505,041
Santander Drive Auto Receivables Trust,
Series 2019-01, Class C
3.420%	04/15/25	837	829,837
Series 2019-01, Class D
3.650%	04/15/25	1,590	1,500,150
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,192,835
Series 2019-A, Class C, 144A
3.000%	01/26/32	640	588,124
Series 2019-A, Class D, 144A
3.450%	01/26/32	2,585	2,276,943
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	3,740	3,736,347
Series 2018-03A, Class F, 144A
6.020%	02/18/25	1,265	1,124,987
Series 2019-01A, Class C, 144A
3.450%	03/15/24	1,205	1,114,349
Series 2019-01A, Class D, 144A
3.670%	03/15/24	4,545	4,025,051
Series 2019-01A, Class E, 144A
4.490%	07/15/24	1,130	940,236
Series 2019-02A, Class C, 144A
2.840%	07/15/24	260	245,456
			73,211,214
Consumer Loans — 0.6%
CLUB Credit Trust,
Series 2017-P02, Class B, 144A
3.560%	01/15/24	310	301,850
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	453	433,255
Series 2019-A, Class B, 144A
4.360%	10/16/23	160	151,580
Series 2019-A, Class C, 144A
5.290%	10/16/23	1,000	947,927
FREED ABS Trust,
Series 2018-01, Class B, 144A
4.560%	07/18/24	100	94,985
Series 2018-02, Class B, 144A
4.610%	10/20/25	685	638,340
Series 2019-01, Class B, 144A
3.870%	06/18/26	100	86,107
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29	628	$605,072
OneMain Financial Issuance Trust,
Series 2016-01A, Class B, 144A
4.570%	02/20/29	100	98,591
Series 2017-01A, Class C, 144A
3.350%	09/14/32	335	283,280
Series 2018-02A, Class A, 144A
3.570%	03/14/33	2,660	2,423,702
Series 2019-01A, Class B, 144A
3.790%	02/14/31	134	120,921
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.797%(c)	02/25/23	1,110	1,018,058
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class B, 144A
3.690%	09/15/25	550	511,915
Regional Management Issuance Trust,
Series 2018-01, Class A, 144A
3.830%	07/15/27	114	109,243
Series 2018-02, Class A, 144A
4.560%	01/18/28	103	95,439
Springleaf Funding Trust,
Series 2017-AA, Class B, 144A
3.100%	07/15/30	115	104,261
			8,024,526
Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2016-A03, Class A3, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.000%)
1.495%(c)	12/07/23	133	132,490
Discover Card Execution Note Trust,
Series 2017-A01, Class A1, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.000%)
1.195%(c)	07/15/24	200	196,446
Series 2019-A02, Class A, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.000%)
0.975%(c)	12/15/23	299	294,574
			623,510
Home Equity Loans — 0.6%
ABFC Trust,
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	10/25/36	242	208,029
Accredited Mortgage Loan Trust,
Series 2003-03, Class A1
5.210%	01/25/34	77	77,040
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM01, Class A2B, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
1.037%(c)	07/25/36	325	94,184

A13

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2005-HE06, Class M3, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
1.742%(c)	07/25/35	248	$247,602
Citigroup Mortgage Loan Trust,
Series 2007-AMC01, Class A1, 144A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	12/25/36	138	81,615
Countrywide Asset-Backed Certificates,
Series 2007-02, Class 2A3, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	08/25/37	111	104,013
GSAA Home Equity Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
1.167%(c)	01/25/36	70	28,392
Series 2006-19, Class A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	12/25/36	61	23,294
Series 2007-02, Class AF4A
5.983%	03/25/37	108	42,270
Series 2007-04, Class A1, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
1.047%(c)	03/25/37	19	6,160
Series 2007-05, Class 1AV1, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
1.047%(c)	05/25/37	79	31,624
Series 2007-07, Class 1A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	07/25/37	35	31,197
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
1.787%(c)	03/25/35	1,006	888,978
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW02, Class AV4, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	08/25/36	3	2,986
MASTR Asset-Backed Securities Trust,
Series 2005-WF01, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.590%)
1.832%(c)	06/25/35	115	111,546
Series 2006-HE04, Class A2, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
1.057%(c)	11/25/36	83	32,897
Series 2006-HE04, Class A3, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	11/25/36	105	42,575
Merrill Lynch Mortgage Investors Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
1.697%(c)	06/25/36	430	420,107
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.997%(c)	09/25/33	3,236	2,964,285
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2005-HE03, Class M4, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.922%(c)	07/25/35	31	$30,747
Series 2007-HE07, Class A2B, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	07/25/37	53	48,473
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	06/25/37	24	23,411
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.410% (Cap N/A, Floor 0.410%)
1.357%(c)	02/25/36	28	27,385
NovaStar Mortgage Funding Trust,
Series 2003-01, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
1.727%(c)	05/25/33	782	723,283
Series 2003-04, Class M1, 1 Month LIBOR + 1.065% (Cap 11.000%, Floor 0.710%)
2.012%(c)	02/25/34	571	558,590
Series 2006-04, Class A2C, 1 Month LIBOR + 0.150% (Cap 11.000%, Floor 0.150%)
1.097%(c)	09/25/36	166	81,093
Series 2006-04, Class A2D, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
1.197%(c)	09/25/36	66	33,035
Series 2006-05, Class A2C, 1 Month LIBOR + 0.170% (Cap 11.000%, Floor 0.170%)
1.117%(c)	11/25/36	150	56,228
Series 2007-01, Class A1A, 1 Month LIBOR + 0.130% (Cap 11.000%, Floor 0.130%)
1.077%(c)	03/25/37	269	172,793
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
1.682%(c)	08/25/35	38	36,728
RASC Trust,
Series 2004-KS05, Class AI5
4.712%(cc)	06/25/34	151	147,779
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.645% (Cap N/A, Floor 0.430%)
1.592%(c)	03/25/35	20	19,431
Soundview Home Loan Trust,
Series 2006-01, Class A4, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
1.247%(c)	02/25/36	53	51,957
Series 2006-EQ01, Class A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	10/25/36	90	87,120
Series 2006-OPT01, Class 1A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	03/25/36	227	215,968
Series 2006-OPT02, Class A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	05/25/36	24	23,521

A14

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2006-OPT03, Class 1A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
1.102%(c)	06/25/36	336	$324,603
Series 2006-OPT04, Class 1A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	06/25/36	200	190,245
Series 2007-01, Class 2A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
1.117%(c)	03/25/37	34	33,396
Series 2007-OPT03, Class 2A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	08/25/37	92	83,719
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL01, Class A2
3.450%	02/25/32	38	35,429
Terwin Mortgage Trust,
Series 2006-03, Class 2A2, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.157%(c)	04/25/37	60	56,201
			8,499,929
Manufactured Housing — 0.0%
Mid-State Capital Corp. Trust,
Series 2006-01, Class A, 144A
5.787%	10/15/40	462	479,546
Other — 0.6%
Business Jet Securities LLC,
Series 2018-01, Class A, 144A
4.335%	02/15/33	1,032	852,221
Colony American Finance Ltd. (Cayman Islands),
Series 2016-02, Class A, 144A
2.554%	11/15/48	899	890,547
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	1,688	1,614,794
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	2,003	2,112,876
Golden Bear LLC,
Series 2016-01A, Class A, 144A
3.750%	09/20/47	1,418	1,417,206
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
3.297%(c)	04/25/23	225	200,170
Vantage Data Centers Issuer LLC,
Series 2018-01A, Class A2, 144A
4.072%	02/16/43	1,958	1,914,300
			9,002,114
Residential Mortgage-Backed Securities — 2.2%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD01, Class A, 1 Month LIBOR + 0.900% (Cap 11.000%, Floor 0.450%)
1.847%(c)	12/25/33	107	86,037
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Carrington Mortgage Loan Trust,
Series 2005-NC05, Class M1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
1.427%(c)	10/25/35	214	$208,122
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	06/25/36	286	273,496
Series 2007-FRE01, Class A2, 1 Month LIBOR + 0.200% (Cap 14.500%, Floor 0.200%)
1.147%(c)	02/25/37	54	52,677
Series 2007-HE01, Class A2, 1 Month LIBOR + 0.150% (Cap 14.500%, Floor 0.150%)
1.097%(c)	06/25/37	28	27,797
Series 2007-RFC01, Class A2, 1 Month LIBOR + 0.100% (Cap 14.500%, Floor 0.100%)
1.047%(c)	12/25/36	1	940
Countrywide Asset-Backed Certificates,
Series 2005-AB04, Class 2A1, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
1.217%(c)	03/25/36	1,756	1,391,257
Series 2006-08, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	12/25/35	110	105,081
Series 2006-BC03, Class 2A3, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
1.187%(c)	02/25/37	62	60,758
Series 2007-08, Class 2A3, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
1.137%(c)	11/25/37	201	192,108
Countrywide Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	09/25/46	88	82,103
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	03/25/37	167	161,271
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB08, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	10/25/36	143	117,334
Ellington Loan Acquisition Trust,
Series 2007-02, Class A2E, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.047%(c)	05/25/37	7	6,596
FBR Securitization Trust,
Series 2005-02, Class M2, 1 Month LIBOR + 0.750% (Cap 14.000%, Floor 0.500%)
1.697%(c)	09/25/35	163	156,635
Series 2005-05, Class M1, 1 Month LIBOR + 0.690% (Cap 14.000%, Floor 0.460%)
1.637%(c)	11/25/35	104	100,267
Fieldstone Mortgage Investment Trust,
Series 2006-02, Class 2A3, 1 Month LIBOR + 0.270% (Cap 12.250%, Floor 0.270%)
2.167%(c)	07/25/36	53	27,346

A15

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust,
Series 2003-FF04, Class M1, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)
3.381%(c)	10/25/33	1,916	$1,710,999
Series 2004-FFH03, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.817%(c)	10/25/34	496	490,947
Series 2006-FF08, Class IA1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.000%)
1.087%(c)	07/25/36	173	163,283
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	09/25/36	17	16,526
Series 2006-FF14, Class A5, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	10/25/36	301	280,901
Fremont Home Loan Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.967%(c)	06/25/35	33	32,324
Series 2006-01, Class 1A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
1.102%(c)	04/25/36	126	121,034
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
1.682%(c)	09/25/35	52	49,061
Series 2006-FM01, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	04/25/36	159	112,053
Series 2006-HE03, Class A2C, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	05/25/46	126	120,315
Series 2007-HE01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	03/25/47	207	190,529
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
1.077%(c)	08/25/36	141	119,082
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH03, Class A1A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
1.117%(c)	03/25/37	319	311,611
Long Beach Mortgage Loan Trust,
Series 2006-WL01, Class 2A4, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)
1.627%(c)	01/25/46	59	56,709
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H01, Class 1A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	10/25/37	155	149,440
MFA LLC,
Series 2018-NPL01, Class A1, 144A
3.875%	05/25/48	4,181	4,284,140
Series 2018-NPL02, Class A1, 144A
4.164%	07/25/48	1,960	1,941,830
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
New Century Home Equity Loan Trust,
Series 2006-02, Class A2B, 1 Month LIBOR + 0.160% (Cap 12.500%, Floor 0.160%)
1.107%(c)	08/25/36	133	$119,983
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
1.177%(c)	12/25/35	86	82,026
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
2.597%(c)	12/25/34	1,877	1,824,388
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.460%)
1.637%(c)	05/25/35	54	52,570
Series 2005-WHQ03, Class M3, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.470%)
1.652%(c)	06/25/35	67	66,510
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
1.417%(c)	09/25/35	52	51,280
People’s Choice Home Loan Securities Trust,
Series 2005-04, Class 1A2, 1 Month LIBOR + 0.520% (Cap 12.850%, Floor 0.260%)
1.467%(c)	12/25/35	13	13,159
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL02, Class A1, 144A
3.844%	12/25/58	1,522	1,319,704
Series 2019-NPL03, Class A1, 144A
3.105%	07/27/59	718	622,964
PRPM LLC,
Series 2019-02A, Class A1, 144A
3.967%	04/25/24	1,480	1,324,039
Series 2019-04A, Class A1, 144A
3.351%	11/25/24	1,161	1,142,857
RAAC Trust,
Series 2007-SP02, Class A2, 1 Month LIBOR + 0.400% (Cap 14.000%, Floor 0.400%)
1.347%(c)	06/25/47	13	13,136
RAMP Trust,
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
1.297%(c)	08/25/36	5,060	4,521,071
RASC Trust,
Series 2007-KS03, Class AI3, 1 Month LIBOR + 0.250% (Cap 14.000%, Floor 0.250%)
1.197%(c)	04/25/37	60	57,703
Saxon Asset Securities Trust,
Series 2007-01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	01/25/47	89	84,341
Series 2007-03, Class 2A2, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
1.267%(c)	09/25/47	58	56,186
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC03, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	09/25/36	143	94,891

A16

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2007-NC02, Class A2B, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	01/25/37	56	$43,258
Soundview Home Loan Trust,
Series 2005-02, Class M5, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.660%)
1.937%(c)	07/25/35	34	33,569
Series 2005-OPT03, Class A1, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
1.207%(c)	11/25/35	1	1,405
Stanwich Mortgage Loan Trust,
Series 2019-NPB02, Class A1, 144A
3.475%	11/16/24	1,394	1,361,678
Structured Asset Investment Loan Trust,
Series 2006-02, Class A3, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.180%)
1.307%(c)	04/25/36	131	123,728
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC05, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
1.117%(c)	12/25/36	32	29,379
Series 2006-GEL04, Class M1, 144A, 1 Month LIBOR + 0.570% (Cap N/A, Floor 0.380%)
1.517%(c)	10/25/36	100	91,060
Series 2007-WF01, Class A4, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.147%(c)	02/25/37	95	91,810
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	87	86,752
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	68	67,758
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	05/25/58	304	297,179
Vericrest Opportunity Loan Trust,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	2,336	2,067,951
Series 2019-NPL04, Class A2, 144A
5.438%	08/25/49	410	300,431
Series 2019-NPL07, Class A1A, 144A
3.179%	10/25/49	3,589	3,177,379
VOLT LXIV LLC,
Series 2017-NP11, Class A1, 144A
3.375%	10/25/47	161	146,720
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2006-03, Class A2, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	01/25/37	17	17,202
			32,584,676

Total Asset-Backed Securities (cost $140,424,096)			132,425,515
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans — 4.2%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
4.489%(c)	08/21/26	1,005	$896,918
Red Ventures LLC,
Term B-2, 1 Month LIBOR + 2.500%
3.489%(c)	11/08/24	141	116,734
			1,013,652
Aerospace & Defense — 0.1%
TransDigm, Inc.,
Tranche E Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	05/30/25	683	630,298
Tranche G Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	08/22/24	98	89,404
			719,702
Airlines — 0.0%
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%
2.705%(c)	12/14/23	495	401,776
Kestrel Bidco, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	12/11/26	361	268,414
			670,190
Auto Manufacturers — 0.0%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
4.280%(c)	11/06/24	77	65,870
Auto Parts & Equipment — 0.1%
Adient US LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%
5.669%(c)	05/06/24	279	241,899
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.180%(c)	04/06/24	690	572,160
Tenneco, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	10/01/25	321	218,164
			1,032,223
Biotechnology — 0.1%
Concordia International Corp. (Canada),
Term Loan, 1 - 6 Month LIBOR + 5.500%
6.568%(c)	09/06/24	998	850,001
—%(p)	10/21/21	43	36,519
			886,520
Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.489%(c)	10/01/26	346	312,585
Summit Materials LLC,
New Term Loan B, 1 Month LIBOR + 2.000%
2.989%(c)	11/21/24	541	468,948
			781,533

A17

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
3.200%(c)	06/01/24	393	$364,832
INEOS Enterprises Holdings US Finco LLC,
Term Loan B, 3 Month LIBOR + 3.500%
5.113%(c)	08/28/26^	258	231,810
Trinseo Materials Operating SCA,
2018 Term Loan, 1 Month LIBOR + 2.000%
2.989%(c)	09/06/24	359	294,659
Tronox Finance LLC,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 2.750%
3.970%(c)	09/23/24	227	199,630
			1,090,931
Commercial Services — 0.3%
Allied Universal Holdco LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	07/10/26	239	218,305
CHG Healthcare Services, Inc.,
New Term Loan, 6 Month LIBOR + 3.000%
4.072%(c)	06/07/23	735	651,857
Ensemble RCM LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
5.513%(c)	08/01/26	156	143,779
Hertz Corp. (The),
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
4.360%(c)	06/30/23	364	255,041
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.200%(c)	06/07/23^	1,343	1,201,807
NorthRiver Midstream Finance LP (Canada),
Initial Term B Loan, 3 Month LIBOR + 3.250%
5.159%(c)	10/01/25	84	64,018
Prime Security Services Borrower LLC,
2019 Refinancing Term B-1 Loan, 1 Month LIBOR + 3.250%
4.606%(c)	09/23/26	985	881,756
St. George’s University Scholastic Services LLC (Canada),
Term Loan, 1 Month LIBOR + 3.250%
4.240%(c)	07/17/25^	460	439,437
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
6.873%(c)	03/09/23	322	207,107
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	02/06/24^	600	372,141
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	11/16/26	227	216,073
			4,651,321
Computers — 0.0%
Ensono LP,
First Lien Term Loan, 1 Month LIBOR + 5.250%
6.239%(c)	06/27/25	49	40,929
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Computers (cont’d.)
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
5.695%(c)	08/20/25	137	$86,933
			127,862
Cosmetics/Personal Care — 0.0%
Knowlton Development Corp, Inc. (Canada),
New Term Loan, 1 Month LIBOR + 3.750%
4.739%(c)	12/22/25	399	339,144
Diversified Financial Services — 0.0%
Deerfield Dakota Holding LLC,
Term Loan,
—%(p)	03/06/27^	220	184,800
Electric — 0.1%
Calpine Construction Finance Co. LP,
Term B Loan, 1 Month LIBOR + 2.000%
2.989%(c)	01/15/25	666	602,415
Calpine Corp.,
Term Loan (05/15), 1 Month LIBOR + 2.250%
3.240%(c)	01/15/24	148	141,641
Carroll County Energy LLC,
Term Loan, 3 Month LIBOR + 3.500%
4.950%(c)	02/06/26^	34	31,656
Edgewater Generation LLC,
Term Loan, 1 Month LIBOR + 3.750%
4.739%(c)	12/15/25	280	223,888
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%
4.620%(c)	11/28/24^	320	288,000
Frontera Generation Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	05/02/25^	199	145,340
Invenergy Thermal Operating I LLC,
Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	08/28/25^	157	141,047
Kestrel Acquisition LLC,
Term B Advance, 1 Month LIBOR + 4.250%
5.250%(c)	06/02/25^	313	171,980
Pike Corp.,
2019 New Term Loans, 1 Month LIBOR + 3.250%
4.240%(c)	07/24/26	326	299,613
			2,045,580
Electronics — 0.0%
II-VI, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
4.489%(c)	09/24/26^	131	109,741
Energy-Alternate Sources — 0.0%
CPV Shore Holdings LLC,
Term B Advance, 1 Month LIBOR + 3.750%
4.740%(c)	12/29/25^	54	46,588
Entertainment — 0.3%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan,
—%(p)	02/07/27	106	64,395

A18

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Entertainment (cont’d.)
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B-3 Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/01/24	340	$300,475
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 6 Month LIBOR + 3.000%
4.080%(c)	04/22/26	316	232,479
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	08/06/21	700	619,664
CEOC LLC,
Term B Loan, 1 Month LIBOR + 2.000%
2.989%(c)	10/07/24	402	325,972
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 6 Month LIBOR + 2.250%
3.322%(c)	02/28/25	367	237,717
Gateway Casinos & Entertainment Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
4.450%(c)	12/01/23^	472	321,192
NAI Entertainment Holdings LLC,
Tranche B Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	05/08/25^	131	94,251
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.054%(c)	08/14/24	1,182	948,727
UFC Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.250%
4.250%(c)	04/29/26^	560	486,780
WMG Acquisition Corp.,
Tranche F Term Loan, 1 Month LIBOR + 2.125%
3.114%(c)	11/01/23	1,280	1,212,160
			4,843,812
Foods — 0.2%
Atkins Nutritionals Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.547%(c)	07/08/24	218	200,139
B&G Foods, Inc.,
Tranche B-4 Term Loan, 3 Month LIBOR + 2.500%
3.489%(c)	10/10/26	265	247,466
Dole Food Co., Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	04/06/24	1,149	1,026,882
H-Food Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.688%
4.677%(c)	05/23/25	190	160,033
Hostess Brands LLC,
2019 Refinancing Term B Loan, 1 Month LIBOR + 2.250%
3.864%(c)	08/03/25	271	250,642
JBS USA LUX SA,
New Term Loan, 3 Month LIBOR + 2.000%
3.072%(c)	05/01/26	509	473,501
Moran Foods LLC,
Term Loan, 1 - 3 Month LIBOR + 8.000%
9.772%(c)	03/31/20	1,137	119,361
9.772%(c)	03/31/20^	185	185,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Foods (cont’d.)
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	10/22/25	444	$376,284
			3,039,308
Healthcare-Products — 0.0%
Albany Molecular Research, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	08/30/24	343	300,725
Healthcare-Services — 0.2%
Acadia Healthcare Co., Inc.,
Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/16/23^	434	386,262
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 3 Month LIBOR + 4.250%
5.863%(c)	03/14/25	56	49,589
Da Vinci Purchaser Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
5.872%(c)	01/08/27	350	322,000
DaVita, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 1.750%
2.739%(c)	08/12/26	473	445,846
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.739%(c)	10/10/25	526	265,420
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
5.353%(c)	11/17/25	235	218,039
Med ParentCo LP,
Term Loan,
—%(p)	08/31/26	164	136,278
Syneos Health, Inc.,
Replacement Term B Loan, 1 Month LIBOR + 1.825%
2.823%(c)	08/01/24^	190	182,464
Tivity Health, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 5.250%
6.239%(c)	03/06/26	127	101,937
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
6.625%(c)	06/26/26	174	154,487
			2,262,322
Holding Companies-Diversified — 0.0%
Quidditch Acquisition, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 7.000%
8.450%(c)	03/21/25^	246	196,515
Household Products/Wares — 0.0%
Kronos Acquisition Holdings, Inc. (Canada),
Term B-3 Loan, 1 Month LIBOR + 4.000%
5.000%(c)	05/15/23	245	218,458
Reynolds Consumer Products LLC,
Initial Term Loan, 3 Month LIBOR + 1.750%
3.501%(c)	02/04/27	350	327,688
			546,146

A19

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Insurance — 0.1%
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
3.989%(c)	05/09/25	118	$108,598
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	11/03/24	441	408,227
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	11/03/23^	256	243,056
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
7.489%(c)	08/04/25^	177	163,116
HUB International Ltd.,
Initial Term Loan, 2 - 3 Month LIBOR + 2.750%
4.485%(c)	04/25/25	451	419,771
USI, Inc.,
Term Loan B, 1 Month LIBOR + 3.000%
3.989%(c)	05/16/24	399	358,681
			1,701,449
Internet — 0.1%
Barracuda Networks, Inc.,
Senior Secured First Lien Term Loan, 3 Month LIBOR + 3.250%
4.517%(c)	02/12/25	174	158,044
Getty Images, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	02/19/26	276	218,418
Go Daddy Operating Co. LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 1.750%
2.739%(c)	02/15/24	173	163,869
GoodRx, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	10/10/25	402	373,468
Hoya Midco LLC,
First Lien Initial Term Loan, 1 - 6 Month LIBOR + 3.500%
4.838%(c)	06/30/24^	490	357,778
			1,271,577
Leisure Time — 0.0%
Bombardier Recreational Products, Inc. (Canada),
2020 Replacement Term Loan, 1 Month LIBOR + 2.000%
2.989%(c)	05/24/27^	296	245,347
ClubCorp Holdings, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 2.750%
4.695%(c)	09/18/24	239	150,000
			395,347
Lodging — 0.1%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
3.739%(c)	12/23/24	240	192,365
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	04/18/24	982	854,621
Golden Nugget LLC,
First Initial Term Loan, 1 - 3 Month LIBOR + 2.500%
3.592%(c)	10/04/23	472	363,514
			1,410,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Machinery-Construction & Mining — 0.1%
Brookfield WEC Holdings, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	08/01/25	543	$510,646
Vertiv Group Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.581%(c)	03/02/27^	340	304,300
			814,946
Machinery-Diversified — 0.0%
Star US Bidco LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	03/17/27	195	172,575
Zodiac Pool Solutions LLC (Spain),
Tranche B1 USD, 1 Month LIBOR + 2.000%
3.603%(c)	07/02/25^	—(r)	437
			173,012
Media — 0.4%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 2 Month LIBOR + 2.750%
4.412%(c)	07/15/25	443	401,067
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
3.674%(c)	01/31/26	114	103,045
Banijay Group US Holding, Inc. (France),
Term Loan,
—%(p)	03/01/25^	250	220,000
Charter Communications Operating LLC,
Term Loan B2, 1 Month LIBOR + 1.750%
2.740%(c)	02/01/27	655	625,676
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.862%(c)	07/17/25	454	435,475
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
2.862%(c)	01/15/26	816	775,582
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
4.180%(c)	08/24/26^	438	337,106
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
3.489%(c)	11/18/24	231	204,506
Gray Television, Inc.,
Term C Loan, 1 Month LIBOR + 2.500%
4.015%(c)	01/02/26^	594	564,406
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	05/01/26	544	458,558
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
3.489%(c)	01/31/25	115	103,013
Midcontinent Communications,
New Term Loan, 1 Month LIBOR + 1.750%
2.739%(c)	08/15/26	134	124,251
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
4.331%(c)	09/18/26	455	423,066

A20

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
3.005%(c)	10/04/23	520	$478,849
Sinclair Television Group, Inc.,
New Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.240%(c)	01/03/24	148	139,942
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	03/15/24	544	453,582
			5,848,124
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Initial Term Loans, 1 Month LIBOR + 2.250%
3.813%(c)	07/31/26^	263	242,226
Hillman Group, Inc. (The),
Initial Term Loan, 6 Month LIBOR + 4.000%
5.072%(c)	05/31/25	219	170,090
Zekelman Industries, Inc.,
2020 Term Loan, 1 Month LIBOR + 2.250%
3.209%(c)	01/24/27^	195	179,400
			591,716
Miscellaneous Manufacturing — 0.1%
FGI Operating Co. LLC,
Exit Term Loan, 3 Month LIBOR + 10.000%
12.000%(c)	05/15/22^	142	142,069
Gates Global LLC,
Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	04/01/24	377	333,399
Momentive Performance Materials, Inc.,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
4.240%(c)	05/15/24^	372	297,243
Shutterfly, Inc.,
First Lien Term B Loan, 3 Month LIBOR + 6.000%
7.450%(c)	09/25/26	152	137,177
Titan Acquisition Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
4.450%(c)	03/28/25	284	236,926
			1,146,814
Oil & Gas — 0.1%
California Resources Corp.,
Term Loan (11/17), 3 Month LIBOR + 4.750%
6.363%(c)	12/31/22	803	216,702
Citgo Holding, Inc.,
Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	08/01/23^	249	196,512
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%
6.797%(c)	08/25/23	683	337,211
Ultra Resources, Inc.,
Senior Secured Term Loan Non-PIK, 3 Month LIBOR + 4.000%
5.603%(c)	04/12/24	788	371,919
			1,122,344
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Packaging & Containers — 0.1%
Altium Packaging LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	05/22/24^	336	$309,440
Berry Global, Inc.,
Term W Loan, 3 Month LIBOR + 2.000%
2.863%(c)	10/01/22	100	95,100
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.084%(c)	04/03/24	484	392,874
Flex Acquisition Co., Inc.,
Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
4.745%(c)	12/29/23	205	179,386
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	02/06/23	487	459,931
Ring Container Technologies Group LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%
3.739%(c)	10/31/24^	197	167,116
			1,603,847
Pharmaceuticals — 0.2%
Alphabet Holding Co., Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
4.489%(c)	09/26/24	422	335,849
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.612%(c)	06/02/25	1,763	1,674,636
Elanco Animal Health, Inc.,
Term Loan,
—%(p)	02/04/27	350	331,625
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	04/29/24	173	152,478
PetVet Care Centers LLC,
2020 First Lien Incremental Term Loan, 1 Month LIBOR + 3.250%
4.239%(c)	02/14/25	185	152,749
			2,647,337
Pipelines — 0.1%
Blackstone CQP Holdco, LP,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.616%(c)	09/30/24	396	314,860
Buckeye Partners LP,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.265%(c)	11/01/26	503	461,868
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.989%(c)	05/22/26	245	148,648
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	10/30/24	98	54,033
Prairie ECI Acquiror, LP,
Initial Term Loan, 3 Month LIBOR + 4.750%
6.201%(c)	03/11/26^	115	58,477
			1,037,886

A21

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Real Estate — 0.1%
Brookfield Property REIT, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.500%
3.489%(c)	08/27/25	933	$647,684
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%
4.750%(c)	01/30/24	264	191,631
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%
4.750%(c)	01/30/24	15	10,808
			850,123
Real Estate Investment Trusts (REITs) — 0.0%
ESH Hospitality, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
2.989%(c)	09/18/26	267	229,177
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
2.674%(c)	12/20/24	415	377,650
			606,827
Retail — 0.3%
1011778 BC Unlimited Liability Co. (Canada),
Term B-4 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	11/19/26	632	581,423
BJ’s Wholesale Club, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.047%(c)	02/03/24	142	133,393
Claire’s Stores, Inc.,
Term Loan B, 3 Month LIBOR + 6.500%
8.421%(c)	12/18/26^	658	542,788
IRB Holding Corp.,
Term B Loan, 3 - 6 Month LIBOR + 2.750%
3.852%(c)	02/05/25^	898	691,458
Neiman Marcus Group Ltd. LLC,
Cash Pay Ext Term Loan, 1 Month LIBOR + 6.000%
7.500%(c)	10/25/23	200	75,857
Cash Pay PIK Ext Term Loan, 1 Month LIBOR + 6.500%
7.516%(c)	10/25/23	222	80,108
PetSmart, Inc.,
Tranche B-2 Loan, 6 Month LIBOR + 4.000%
5.000%(c)	03/11/22	768	735,964
SP PF Buyer LLC,
Term Loan, 1 Month LIBOR + 4.500%
5.489%(c)	12/19/25	204	164,089
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 1 Month LIBOR + 5.000%
6.515%(c)	04/16/26	946	735,395
Steinway Musical Instruments, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 3.750%
4.455%(c)	02/13/25^	57	51,609
Whatabrands LLC,
2020 Refinancing Term Loan, 1 Month LIBOR + 2.750%
3.766%(c)	08/03/26	87	73,223
			3,865,307
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software — 0.2%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	07/12/24	169	$149,682
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	10/02/25	221	186,332
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.989%(c)	10/16/26	200	177,333
Dun & Bradstreet Corp. (The),
Term Loan B, 1 Month LIBOR + 4.000%
4.959%(c)	02/06/26^	249	225,457
Exela Intermediate LLC,
2018 Repriced Term Loan, 3 Month LIBOR + 6.500%
8.379%(c)	07/12/23	422	113,943
Finastra USA, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
5.277%(c)	06/13/24	470	401,161
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
4.239%(c)	12/01/23	218	194,260
Infor US, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	02/01/22	198	190,063
Informatica LLC,
Term Loan,
—%(p)	02/14/27	228	198,360
Project Alpha Intermediate Holding, Inc.,
Term Loan, 3 Month LIBOR + 3.500%
5.380%(c)	04/26/24^	250	224,886
Project Boost Purchaser LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.500%
4.489%(c)	06/01/26^	214	173,279
Quest Software US Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%
6.027%(c)	05/16/25^	444	339,662
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
4.763%(c)	11/03/23	360	322,279
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	04/16/25	204	191,997
Term B-4 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	04/16/25	146	137,003
Ultimate Software Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
4.739%(c)	05/04/26	124	115,980
			3,341,677
Telecommunications — 0.5%
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
4.955%(c)	12/15/24	456	383,446
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
3.239%(c)	03/15/27	1,415	1,288,418

A22

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Telecommunications (cont’d.)
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	10/02/24	586	$557,953
CommScope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.239%(c)	04/04/26^	370	348,010
Dawn Acquisition LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%
5.200%(c)	12/31/25	264	196,788
Hargray Communications Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	05/16/24	734	627,442
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 3 Month LIBOR + 3.750%
5.682%(c)	11/27/23	1,385	1,263,812
Iridium Satellite LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	11/04/26	51	48,343
Maxar Technologies Ltd.,
Initial Term B Loan, 3 Month LIBOR + 2.750%
3.739%(c)	10/05/24^	347	293,092
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
4.392%(c)	01/31/26	532	494,647
Plantronics, Inc.,
Term B Loan, 1 - 3 Month LIBOR + 2.500%
3.516%(c)	07/02/25	355	272,216
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 - 6 Month LIBOR + 4.500%
5.491%(c)	11/01/24^	318	244,510
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/02/24^	743	737,640
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
9.500%(c)	03/29/21^	360	216,170
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	03/09/27	275	254,375
			7,226,862
Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
3.450%(c)	12/30/26	132	125,895
Hanjin International Corp. (South Korea),
Initial Term Loans, 1 Month LIBOR + 2.500%
3.489%(c)	10/19/20^	221	172,380
			298,275

Total Bank Loans (cost $72,604,403)			60,908,455
Commercial Mortgage-Backed Securities — 3.6%
BANK,
Series 2019-BN20, Class XA, IO
0.841%(cc)	09/15/62	5,080	309,406
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-BN21, Class XA, IO
0.997%(cc)	10/17/52	12,713	$790,597
Series 2020-BN25, Class XA, IO
0.888%(cc)	01/15/63	15,957	1,061,219
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	1,000	993,390
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	385,212
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.755%(c)	06/15/35	3,850	3,071,041
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321% (Cap N/A, Floor 1.348%)
2.026%(c)	03/15/37	2,500	2,099,541
Commercial Mortgage Trust,
Series 2006-GG07, Class AM
5.513%(cc)	07/10/38	258	256,718
Series 2020-CBM, Class F, 144A
3.633%(cc)	02/10/37	610	364,385
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,600	1,581,958
DBGS Mortgage Trust,
Series 2018-05BP, Class B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.535%(c)	06/15/33	2,000	1,804,185
Fannie Mae-Aces,
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,579	1,701,295
Series 2016-M04, Class X2, IO
2.654%(cc)	01/25/39	6,948	513,540
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.297%(cc)	07/25/23	36,304	330,758
Series K068, Class X3, IO
2.059%(cc)	10/25/44	11,390	1,434,395
Series K072, Class X3, IO
2.138%(cc)	12/25/45	11,320	1,538,960
Series K086, Class X1, IO
0.243%(cc)	11/25/28	27,537	551,676
Series K088, Class X3, IO
2.346%(cc)	02/25/47	8,040	1,326,684
Series K089, Class X3, IO
2.296%(cc)	01/25/46	6,996	1,136,200
Series K090, Class X1, IO
0.705%(cc)	02/25/29	23,595	1,276,244
Series K090, Class X3, IO
2.311%(cc)	10/25/29	7,550	1,261,160
Series K092, Class X3, IO
2.247%(cc)	05/25/47	1,270	204,886
Series K095, Class X1, IO
0.949%(cc)	06/25/29	10,964	780,158
Series K723, Class X3, IO
1.919%(cc)	10/25/34	5,000	296,961

A23

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K729, Class X3, IO
1.968%(cc)	11/25/44	10,120	$807,209
Series K730, Class X3, IO
2.035%(cc)	02/25/45	9,390	796,830
Series KC04, Class X1, IO
1.254%(cc)	12/25/26	7,500	461,234
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.590%(cc)	04/25/48	1,810	1,678,032
Series 2015-K48, Class B, 144A
3.638%(cc)	08/25/48	1,985	1,911,324
Series 2017-KF29, Class B, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 4.000%)
5.065%(c)	02/25/24	957	834,025
Series 2018-KF42, Class B, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
3.715%(c)	12/25/24	1,142	982,148
Series 2019-K736, Class C, 144A
3.759%(cc)	07/25/26	390	353,420
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.264%(cc)	03/16/49	4,962	33,048
Series 2013-80, Class IO, IO
0.896%(cc)	03/16/52	9,464	347,628
Series 2014-186, Class IO, IO
0.725%(cc)	08/16/54	7,871	301,873
Series 2015-33, Class IO, IO
0.739%(cc)	02/16/56	8,441	363,614
Series 2015-59, Class IO, IO
0.997%(cc)	06/16/56	1,311	66,041
Series 2015-86, Class IO, IO
0.741%(cc)	05/16/52	4,811	189,238
Series 2016-071, Class QI, IO
0.969%(cc)	11/16/57	14,168	872,989
Series 2016-096, Class IO, IO
0.976%(cc)	12/16/57	1,109	67,899
Series 2016-105, Class IO, IO
1.039%(cc)	10/16/57	2,746	159,480
Series 2017-086, Class IO, IO
0.773%(cc)	05/16/59	2,218	125,063
Series 2017-148, Class IO, IO
0.657%(cc)	07/16/59	2,739	136,697
Series 2017-171, Class IO, IO
0.695%(cc)	09/16/59	1,683	95,413
Series 2017-173, Class IO, IO
1.359%(cc)	09/16/57	2,712	220,717
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,054,579
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-02A, Class 1A3, 144A, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
1.897%(c)	06/25/37	44	42,876
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.217%(cc)	02/12/44	255	193
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2007-T27, Class B, 144A
5.945%(cc)	06/11/42		2,309	$2,389,070
UBS Commercial Mortgage Trust,
Series 2012-C01, Class XA, IO, 144A
2.074%(cc)	05/10/45		3,585	109,717
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A4
3.525%	05/10/63		647	653,036
Velocity Commercial Capital Loan Trust,
Series 2015-01, Class M3, 144A
7.050%(cc)	06/25/45		125	122,538
Series 2015-01, Class M5, 144A
8.010%(cc)	06/25/45		100	92,813
Series 2016-01, Class M5, 144A
8.925%(cc)	04/25/46		43	37,315
Series 2016-01, Class M7, 144A
8.925%(cc)	04/25/46		67	68,509
Series 2016-02, Class AFX
2.997%(cc)	10/25/46		4	3,843
Series 2017-01, Class AFL, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.877%(c)	05/25/47		55	54,414
Series 2017-01, Class M3, 144A
5.350%(cc)	05/25/47		100	86,662
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47		70	55,981
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48		1,054	1,054,651
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48		92	80,582
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48		94	81,395
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48		85	73,686
Series 2019-01, Class A, 144A
3.760%(cc)	03/25/49		4,177	4,169,617
Series 2019-01, Class M1, 144A
3.940%(cc)	03/25/49		1,808	1,714,305
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49		92	75,898
Series 2019-03, Class A, 144A
3.030%(cc)	10/25/49		1,071	969,362
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30		1,049	1,043,711
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.258%(cc)	03/15/45		1,125	985,897

Total Commercial Mortgage-Backed Securities (cost $55,438,624)				51,895,141
Convertible Bonds — 2.8%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
0.000%(ss)	06/14/21	EUR	600	645,465

A24

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Aerospace & Defense (cont’d.)
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes
0.050%	03/18/27	EUR	300	$283,547
0.125%	05/17/23	EUR	300	370,113
Safran SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	06/21/23	EUR	234	335,577
				1,634,702
Apparel — 0.2%
adidas AG (Germany),
Sr. Unsec’d. Notes
0.050%	09/12/23	EUR	800	936,069
Kering SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%(ss)	09/30/22	EUR	500	541,438
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21		223	911,475
				2,388,982
Banks — 0.1%
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.040%	02/04/25		359	377,037
Sr. Unsec’d. Notes, MTN
1.040%	02/18/25		548	526,370
BofA Finance LLC,
Bank Gtd. Notes, MTN
0.250%	05/01/23		673	631,873
				1,535,280
Beverages — 0.0%
Remy Cointreau SA (France),
Sr. Unsec’d. Notes
0.125%	09/07/26	EUR	342	488,046
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.599%	08/01/24(a)		362	376,901
Exact Sciences Corp.,
Sr. Unsec’d. Notes
0.375%	03/15/27(a)		215	180,976
1.000%	01/15/25		276	297,260
Illumina, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/21(a)		506	620,351
				1,475,488
Building Materials — 0.1%
Sika AG (Switzerland),
Sr. Unsec’d. Notes
0.150%	06/05/25	CHF	400	443,833
Sub. Notes
3.750%	01/30/22	CHF	400	493,949
				937,782
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Chemicals — 0.1%
Symrise AG (Germany),
Sr. Unsec’d. Notes
0.238%	06/20/24	EUR	700	$897,619
Commercial Services — 0.2%
Chegg, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	03/15/25		415	394,446
China Conch Venture Holdings International Ltd. (China),
Gtd. Notes
3.520%	09/05/23	HKD	5,000	689,481
Edenred (France),
Sr. Unsec’d. Notes
0.000%(ss)	09/06/24	EUR	510	337,844
Euronet Worldwide, Inc.,
Sr. Unsec’d. Notes
0.750%	03/15/49		412	373,691
Square, Inc.,
Sr. Unsec’d. Notes
0.500%	05/15/23(a)		480	494,584
				2,290,046
Computers — 0.0%
Atos SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	11/06/24(a)	EUR	300	364,785
CyberArk Software Ltd.,
Sr. Unsec’d. Notes, 144A
0.000%(ss)	11/15/24		210	184,557
				549,342
Diversified Financial Services — 0.0%
SBI Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/13/23	JPY	80,000	706,683
Engineering & Construction — 0.1%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.500%	01/16/26	EUR	600	900,003
China Railway Construction Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	01/29/21		750	753,563
				1,653,566
Entertainment — 0.0%
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23		697	658,922
Healthcare-Products — 0.1%
Insulet Corp.,
Sr. Unsec’d. Notes, 144A
0.375%	09/01/26(a)		534	541,035
Repligen Corp.,
Sr. Unsec’d. Notes
0.375%	07/15/24		676	711,648
				1,252,683

A25

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Healthcare-Services — 0.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		26	$82,248
Orpea (France),
Sr. Unsec’d. Notes
0.375%	05/17/27	EUR	355	558,472
				640,720
Home Furnishings — 0.1%
Harvest International Co. (China),
Gtd. Notes
0.000%(ss)	11/21/22	HKD	7,000	893,441
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	93,000	1,133,872
				2,027,313
Internet — 0.3%
Baozun, Inc. (China),
Sr. Unsec’d. Notes, 144A
1.625%	05/01/24		595	483,641
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.900%	09/15/21		743	745,826
IAC FinanceCo, Inc.,
Gtd. Notes, 144A
0.875%	10/01/22		532	683,570
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.000%	08/15/28		229	298,906
Okta, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	09/01/25		565	540,438
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.750%	07/01/23		744	714,922
Proofpoint, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	08/15/24		339	318,954
Snap, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	08/01/26		373	328,491
Zendesk, Inc.,
Sr. Unsec’d. Notes
0.250%	03/15/23		75	88,620
				4,203,368
Investment Companies — 0.1%
Archer Obligations SA (France),
Gtd. Notes
0.000%(ss)	03/31/23	EUR	800	1,120,154
Media — 0.1%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26		487	394,025
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Media (cont’d.)
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		18	$9,307
4.000%	11/15/29		24	16,946
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		489	653,821
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		368	353,080
				1,427,179
Oil & Gas — 0.1%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26		70	3,204
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23		40	6,397
TOTAL SA (France),
Sr. Unsec’d. Notes, EMTN
0.500%	12/02/22		800	762,251
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20		49	24,336
				796,188
Pharmaceuticals — 0.1%
DexCom, Inc.,
Sr. Unsec’d. Notes
0.750%	12/01/23		505	875,163
Real Estate — 0.0%
Smart Insight International Ltd. (China),
Sr. Sec’d. Notes
4.500%	12/05/23	HKD	4,000	526,157
Retail — 0.0%
Zhongsheng Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
4.570%	05/23/23	HKD	3,000	400,878
Semiconductors — 0.4%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		172	983,427
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27		2,034	2,103,833
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23(a)		482	481,506
Semiconductor Manufacturing International Corp. (China),
Sr. Unsec’d. Notes
0.000%(ss)	07/07/22		500	670,918
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22(a)		280	309,739

A26

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Semiconductors (cont’d.)
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes
0.000%(ss)	07/03/22		1,000	$1,197,974
				5,747,397
Software — 0.4%
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/25		438	485,720
Atlassian, Inc.,
Gtd. Notes
0.625%	05/01/23		378	657,484
Coupa Software, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	06/15/25		612	676,706
DocuSign, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23		216	303,038
Envestnet, Inc.,
Gtd. Notes
1.750%	06/01/23		297	301,626
Five9, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/23		190	361,840
MongoDB, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	01/15/26		413	400,215
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/01/22		376	805,938
Splunk, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23		448	479,889
Twilio, Inc.,
Sr. Unsec’d. Notes
0.250%	06/01/23		324	454,203
Workday, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/22		272	302,057
Xero Investments Ltd. (New Zealand),
Gtd. Notes
2.375%	10/04/23		491	557,573
				5,786,289
Telecommunications — 0.1%
Vodafone Group PLC (United Kingdom),
Sub. Notes
1.500%	03/12/22	GBP	700	781,142
Transportation — 0.0%
Golar LNG Ltd. (Bermuda),
Sr. Unsec’d. Notes
2.750%	02/15/22		622	388,753

Total Convertible Bonds (cost $42,043,641)				41,189,842
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 14.1%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	220	$226,542
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27	285	265,051
			491,593
Aerospace & Defense — 0.2%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	375	370,712
5.900%	02/01/27	318	299,741
5.950%	02/01/37	45	39,194
6.750%	01/15/28	70	67,463
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25(a)	481	337,957
7.875%	04/15/27(a)	355	244,775
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	140	159,999
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	190	199,581
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
4.800%	12/15/43	140	163,227
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	773	769,358
Triumph Group, Inc.,
Gtd. Notes
7.750%	08/15/25(a)	300	213,000
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	191	221,970
			3,086,977
Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.590% (Cap N/A, Floor 0.000%)
2.294%(c)	08/14/20	30	29,672
Gtd. Notes, 3 Month LIBOR + 0.880%
2.572%(c)	08/15/22	305	281,192
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	120	131,796
7.000%	08/04/41	105	111,898
			554,558
Airlines — 0.2%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	162	182,593

A27

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31	212	$213,143
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	79	78,669
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	179	181,715
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	121	111,762
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29	179	193,564
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22	10	8,033
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	258	234,944
British Airways 2018-1 Class AA Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.800%	03/20/33	64	60,759
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	123	126,076
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	262	282,119
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	25	23,665
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	305	321,481
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	79	77,965
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	131	131,475
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30(a)	313	290,430
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	131	111,625
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	310	306,635
			2,936,653
Apparel — 0.0%
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	175	169,528
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.5%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	195	$188,306
5.875%	06/01/29	205	200,900
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
1.118%(c)	06/11/21	320	308,905
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.540%
1.807%(c)	06/27/22	350	332,489
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.370%
2.104%(c)	05/10/23	410	378,333
BMW Finance NV (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.790%
2.503%(c)	08/12/22	330	318,997
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%
2.368%(c)	04/14/22	340	326,336
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.900%
2.592%(c)	02/15/22	250	235,987
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
1.574%(c)	06/12/20	400	387,594
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.810%
2.710%(c)	04/05/21	400	360,152
Sr. Unsec’d. Notes
4.271%	01/09/27	200	170,548
4.542%	08/01/26	400	350,290
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	210	183,456
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.796%(c)	09/10/21	400	373,047
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
2.728%(c)	04/09/21	400	367,629
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
2.837%(c)	11/06/21	170	155,849
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%
2.196%(c)	05/21/20	59	58,953
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%
2.520%(c)	03/02/21	100	98,190
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%)
2.812%(c)	07/08/21	870	871,490
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.630%
1.825%(c)	09/21/21	290	281,199
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)
2.065%(c)	09/28/22	600	542,331
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.650%
2.498%(c)	07/13/22	420	373,507
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.890%
2.738%(c)	01/13/22	190	176,826

A28

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.860%
2.064%(c)	09/24/21	200	$183,176
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
2.477%(c)	11/13/20	250	246,948
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
2.653%(c)	11/12/21	350	332,401
			7,803,839
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	325	225,877
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26(a)	320	296,212
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	597	478,374
6.250%	03/15/26	275	210,976
6.500%	04/01/27(a)	492	378,935
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	505	378,791
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26(a)	415	359,059
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25	535	428,928
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26	144	132,800
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26	200	163,221
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	355	331,208
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	265	166,244
5.375%	12/15/24	30	18,684
			3,569,309
Banks — 1.0%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.570%
2.208%(c)	08/27/21	230	225,941
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23	300	288,176
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28	267	274,813
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.660%
2.479%(c)	07/21/21	70	69,326
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
2.999%(c)	10/21/22	90	$87,404
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%
1.802%(c)	03/26/22	460	445,991
Sub. Notes
3.803%(ff)	12/15/32	90	87,743
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
3.442%(ff)	02/07/28	140	145,338
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	55	57,574
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.122%(c)	02/15/23	340	314,923
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
3.459%(c)	01/10/23	200	191,996
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.380%
3.072%(c)	05/16/24	200	173,534
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.800%
0.818%(c)	03/17/23	120	112,451
Capital One NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%
2.920%(c)	01/30/23	250	239,043
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	95	92,743
5.000%	08/15/22	175	172,754
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
2.223%(c)	02/19/22	250	241,980
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—(rr)	320	309,782
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.870%
1.549%(c)	11/04/22	120	112,149
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
2.751%(c)	07/24/23	340	321,290
Sr. Unsec’d. Notes
3.668%(ff)	07/24/28(a)	270	279,235
Credit Agricole Corporate & Investment Bank SA (France),
Bank Gtd. Notes, MTN, 3 Month LIBOR + 0.625% (Cap N/A, Floor 0.625%)
2.533%(c)	10/03/21	450	447,959
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/04/24	400	399,635
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
1.941%(c)	12/14/23	250	222,125
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
2.818%(c)	07/13/20	490	489,827
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.310%
3.005%(c)	08/20/20	490	489,279

A29

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.041%(c)	02/04/21	150	$148,353
Sr. Unsec’d. Notes
4.250%	10/14/21	235	223,505
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.620%
2.200%(c)	12/02/22	370	352,243
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	70	97,213
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series P
5.000%(ff)	—(a)(rr)	380	325,133
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25	175	176,402
3.691%(ff)	06/05/28	140	143,389
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
2.801%(c)	07/24/23	390	377,019
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.292%(c)	05/18/21	320	314,364
Sub. Notes
7.625%	05/17/32	280	368,102
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
2.232%(c)	05/07/21	310	305,170
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
2.187%(c)	08/06/21	60	58,201
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.350%
2.617%(c)	03/27/24	280	280,987
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
1.699%(c)	03/07/22	230	222,138
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
2.584%(c)	07/25/22	190	182,736
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%
1.623%(c)	09/13/23	200	187,036
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
2.104%(c)	03/05/23	200	186,898
Morgan Stanley,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
2.999%(c)	01/20/22	180	178,982
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate + 0.830%
0.924%(c)	06/10/22	260	248,199
MUFG Union Bank NA,
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.710%
0.816%(c)	12/09/22	250	250,236
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%
1.696%(c)	09/20/21	250	245,447
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.710%
2.461%(c)	11/04/21	300	295,270
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32	140	$135,988
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.000%	12/19/23	30	31,086
6.125%	12/15/22	115	118,760
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%
2.352%(c)	11/15/21	200	193,766
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.645%
1.429%(c)	12/12/22	310	296,363
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
2.559%(c)	10/18/22	540	511,233
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
2.948%(c)	07/14/21	70	67,357
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
2.959%(c)	10/19/21	390	382,478
Sr. Unsec’d. Notes
3.040%	07/16/29	265	264,461
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.270%
1.113%(c)	03/17/21	300	294,969
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.530%
2.110%(c)	12/01/22	370	353,379
Truist Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%
2.353%(c)	08/02/22	170	160,390
Wells Fargo & Co.,
Sub. Notes
5.375%	11/02/43	130	154,806
Sub. Notes, MTN
4.100%	06/03/26	160	168,772
4.750%	12/07/46	38	42,666
Westpac Banking Corp. (Australia),
Sub. Notes
4.421%	07/24/39	70	69,439
			14,705,947
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	700	730,629
4.900%	02/01/46	155	170,745
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes, 3 Month LIBOR + 1.260%
3.023%(c)	02/01/21	190	191,598
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48	345	347,683
Constellation Brands, Inc.,
Gtd. Notes
3.700%	12/06/26	105	104,236
			1,544,891

A30

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology — 0.0%
Advanz Pharma Corp. (Canada),
Sr. Sec’d. Notes
8.000%	09/06/24	16	$13,948
Building Materials — 0.1%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	175	163,159
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	06/01/27	100	98,117
Griffon Corp.,
Gtd. Notes, 144A
5.750%	03/01/28	20	18,797
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32	145	156,834
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	265	260,733
PGT Innovations, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26	5	4,761
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	705	648,276
5.000%	02/15/27	35	31,898
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	155	154,503
Gtd. Notes, 144A
5.125%	06/01/25	115	106,952
			1,644,030
Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	125	126,830
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	260	220,746
7.000%	05/15/25(a)	568	472,361
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	57	45,052
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%
2.402%(c)	11/15/20	230	228,350
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.625%	08/01/24(a)	250	227,411
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28	35	41,216
5.000%	09/26/48	70	72,604
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	70	58,822
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
5.250%	06/01/27	622	$523,918
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	178,665
5.250%	01/15/45	20	21,794
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	11/01/24	200	189,269
Olin Corp.,
Sr. Unsec’d. Notes
5.625%	08/01/29	155	142,437
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25	5	4,220
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	120	107,929
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	90	119,626
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	45	35,091
			2,816,341
Commercial Services — 0.5%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22	215	162,445
ADT Security Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23	115	112,978
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	150	127,386
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	331	192,479
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	41	40,410
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	42	39,552
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A
4.000%	05/01/28	315	279,689
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25	236	181,264
5.750%	07/15/27(a)	274	217,695
6.375%	04/01/24	275	224,375
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.150%	08/15/49	90	86,716
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	484	450,490

A31

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22	85	$59,540
Gtd. Notes, 144A
5.500%	10/15/24	594	339,689
6.000%	01/15/28	80	41,794
7.125%	08/01/26	270	142,948
Sec’d. Notes, 144A
7.625%	06/01/22	120	97,038
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	474	417,101
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20	92	90,592
Gtd. Notes, 144A
5.000%	04/15/22	690	641,995
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28(a)	320	276,218
Sr. Sec’d. Notes, 144A
5.250%	04/15/24	70	68,632
5.750%	04/15/26	372	364,584
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	136	144,426
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	54	56,477
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27(a)	600	601,146
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	335	318,918
4.875%	01/15/28(a)	545	532,216
5.250%	01/15/30	275	274,833
5.500%	05/15/27	100	98,673
6.500%	12/15/26	540	548,784
Sec’d. Notes
3.875%	11/15/27	150	142,304
			7,373,387
Computers — 0.2%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	125	129,043
Sr. Sec’d. Notes, 144A
6.020%	06/15/26	140	144,958
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23	455	448,107
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%
1.464%(c)	03/12/21	380	372,134
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
2.620%(c)	10/05/21	440	416,282
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27(a)	495	$453,952
6.125%	09/01/29	390	366,073
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	289	293,796
			2,624,345
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Gtd. Notes, 144A
8.875%	03/15/25(d)	22	228
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24	30	7,341
			7,569
Distribution/Wholesale — 0.1%
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	225	224,154
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	285	266,733
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	300	278,227
W.W. Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45	105	120,337
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26	785	632,011
Sr. Unsec’d. Notes, 144A
13.125%	11/15/27	10	8,001
			1,529,463
Diversified Financial Services — 0.4%
AIG Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.460%
1.676%(c)	06/25/21	130	127,508
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25(a)	425	338,583
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	125	144,755
Sr. Unsec’d. Notes
4.625%	05/19/22	40	39,244
5.125%	09/30/24	139	136,817
Sub. Notes
5.750%	11/20/25	695	680,185
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.375%	05/01/26	450	360,466
5.125%	10/01/23	130	107,737

A32

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	06/15/24	21	$17,108
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	115	113,604
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	500	540,165
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	145	93,350
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50	500	502,864
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.330%(cc)	12/21/65	200	90,539
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22(a)	280	261,548
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	295	288,833
9.125%	07/15/26	198	179,810
Navient Corp.,
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	425	402,281
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28	114	110,854
5.750%	05/01/25	100	99,490
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24	35	34,542
6.625%	01/15/28	45	42,489
6.875%	03/15/25	220	221,846
7.125%	03/15/26	813	800,134
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%
2.193%(c)	11/01/21	120	116,519
			5,851,271
Electric — 0.5%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	95	82,319
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33	85	103,047
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series L
5.800%	10/01/35	73	87,511
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.050%	09/01/41	77	91,912
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.350%	08/01/28	315	$344,746
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26(a)	575	548,200
Clearway Energy Operating LLC,
Gtd. Notes
5.750%	10/15/25	40	39,636
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	140	156,750
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.875%	06/15/47	90	91,298
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33	170	181,269
Duke Energy Progress LLC,
First Mortgage
4.100%	05/15/42	100	113,659
4.100%	03/15/43	70	76,237
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	140	136,624
Edison International,
Sr. Unsec’d. Notes
4.125%	03/15/28	80	75,318
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	105	97,959
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	175	198,327
Exelon Corp.,
Sr. Unsec’d. Notes
7.600%	04/01/32(a)	110	151,023
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	315	289,916
6.250%	10/01/39	140	134,347
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	140	158,670
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	100	96,607
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
9.400%	02/01/21	130	139,287
Gov’t. Gtd. Notes, Series HY
8.400%	01/15/22	120	136,172
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	70	98,657
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	90	96,208

A33

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	140	$165,769
Massachusetts Electric Co.,
Unsec’d. Notes, 144A
4.004%	08/15/46	90	87,475
Nevada Power Co.,
Sec’d. Notes
5.375%	09/15/40	140	159,323
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	140	156,830
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.550%
2.163%(c)	08/28/21	400	374,500
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	125	123,810
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	115	119,194
7.250%	05/15/26	495	526,664
Gtd. Notes, 144A
5.250%	06/15/29	121	124,580
Ohio Edison Co.,
Sr. Unsec’d. Notes
6.875%	07/15/36	45	60,179
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	78	77,530
7.000%	10/30/31	105	137,948
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	85	105,415
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
1.191%(c)	03/15/21	440	435,849
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.331%(c)	01/15/21	40	34,868
Southern California Edison Co.,
First Ref. Mortgage, Series C
4.125%	03/01/48	280	295,386
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	160	147,296
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
5.000%	12/30/20^	160	16
11.500%	12/31/99	150	225
Notes, 144A
5.000%	10/10/99^	428	214
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	90	130,552
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.850%	12/01/48	105	117,131
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23	125	$126,178
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	225	228,282
5.500%	09/01/26	110	113,367
5.625%	02/15/27	162	167,011
			7,741,291
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27(a)	625	645,378
Electronics — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	40	42,569
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	2	1,905
Tyco Electronics Group SA (Switzerland),
Gtd. Notes, 3 Month LIBOR + 0.450%
1.764%(c)	06/05/20	120	118,908
			163,382
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	196	176,703
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	508	428,374
Sydney Airport Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	04/30/25	335	331,996
			937,073
Entertainment — 0.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	478	203,044
5.875%	11/15/26	59	24,563
6.125%	05/15/27	83	34,589
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	155	111,827
Cedar Fair LP,
Gtd. Notes, 144A
5.250%	07/15/29	145	123,656
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	04/15/27	8	6,840
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	188	93,182

A34

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	344	$256,948
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	16	12,001
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	150	134,442
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	140	121,706
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	22	19,246
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	745	657,159
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	120	107,398
4.875%	11/01/24	265	244,617
5.625%	03/15/26	118	105,891
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	280	246,071
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	194	166,181
5.500%	04/15/27(a)	264	222,742
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	260	246,326
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	523	482,804
			3,621,233
Environmental Control — 0.0%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25	86	79,120
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28(a)	390	364,289
Foods — 0.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	130	131,424
Gtd. Notes, 144A
4.625%	01/15/27	40	39,784
4.875%	02/15/30	300	296,981
7.500%	03/15/26	261	281,600
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	320	319,469
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	60	$72,033
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.378%(c)	10/09/20	230	226,960
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.552%(c)	10/22/20	16	15,808
Sr. Unsec’d. Notes
5.300%	11/01/38	40	43,810
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	64	48,447
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	321	324,012
5.875%	07/15/24	186	188,459
6.750%	02/15/28	42	44,906
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	200	214,334
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	212	218,718
Kraft Heinz Foods Co.,
Gtd. Notes, 3 Month LIBOR + 0.570%
2.304%(c)	02/10/21	180	169,247
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	315	320,722
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	23	22,402
7.750%	06/15/26	11	10,317
8.000%	05/01/31	262	259,718
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	126	114,113
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	231	232,131
5.875%	09/30/27	138	138,749
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	105	100,475
5.000%	08/15/26	199	204,689
5.500%	12/15/29	120	124,617
5.625%	01/15/28	5	5,085
5.750%	03/01/27	440	450,661
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
4.875%	08/15/34	70	79,119
5.150%	08/15/44	55	64,568
			4,763,358
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	532	488,810

A35

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
5.750%	05/20/27	67	$61,830
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	71	72,263
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series C
3.900%	11/15/49	170	148,930
NiSource, Inc.,
Sr. Unsec’d. Notes
5.800%	02/01/42	224	311,768
			1,083,601
Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	76	73,451
Healthcare-Products — 0.1%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24	370	387,906
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26	55	57,555
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	70	67,723
3.400%	11/15/49	35	34,651
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
4.375%	09/15/27	270	265,808
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	330	329,646
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	70	69,679
			1,212,968
Healthcare-Services — 1.0%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	41	39,029
6.500%	03/01/24	160	157,687
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37	70	92,268
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	105	93,187
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	101	112,963
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	83	84,025
Sr. Unsec’d. Notes, 144A
3.375%	02/15/30	200	186,159
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.250%	12/15/27	179	$180,184
4.625%	12/15/29	880	884,400
5.250%	04/01/25	201	204,196
5.375%	06/01/26	322	331,555
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23	606	576,177
Sr. Sec’d. Notes, 144A
8.000%	03/15/26	43	40,886
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25(a)	921	919,976
5.125%	07/15/24	283	281,074
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	65	63,778
5.750%	11/01/24	345	346,401
5.750%	09/15/25	140	137,123
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	1,650	1,502,490
5.375%	02/01/25(a)	1,220	1,250,024
5.625%	09/01/28	164	173,100
5.875%	05/01/23	228	237,641
5.875%	02/15/26	1,631	1,710,215
5.875%	02/01/29	105	110,963
Sr. Sec’d. Notes
5.125%	06/15/39	70	71,822
5.250%	06/15/26	320	335,520
5.500%	06/15/47	35	37,987
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	265	270,128
5.000%	05/15/27	250	255,471
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22	151	119,228
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25(a)	261	249,327
Sec’d. Notes, 144A
6.250%	02/01/27(a)	635	619,049
Sr. Sec’d. Notes
4.625%	07/15/24	178	169,547
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	49	47,012
4.875%	01/01/26	1,546	1,475,128
5.125%	11/01/27	137	130,892
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	395	364,855
8.125%	04/01/22	27	25,505
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	70	81,425

A36

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26	115	$122,891
			14,091,288
Holding Companies-Diversified — 0.1%
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	611	695,144
Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	11/29/27	270	269,610
5.000%	06/15/27	65	61,989
5.250%	06/01/26	90	89,449
5.875%	11/15/24	45	46,037
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	145	144,575
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29	160	140,176
			751,836
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	544	482,031
5.625%	10/15/23	415	384,119
			866,150
Household Products/Wares — 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24(a)	292	277,957
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28	545	504,094
6.125%	11/15/23	75	69,750
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24(a)	220	225,367
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	622	585,992
6.125%	12/15/24	190	181,090
Gtd. Notes, 144A
5.000%	10/01/29	21	18,245
			1,862,495
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	725	708,300
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
1.636%(c)	09/20/21	230	$229,830
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	130	158,668
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	160	214,799
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.100%	10/01/41	45	58,423
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	100	129,146
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	140	157,042
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
3.729%	10/15/70	63	58,502
MET Tower Global Funding,
Sec’d. Notes, 144A, MTN, Secured Overnight Financing Rate + 0.550%
1.561%(c)	01/17/23	230	222,583
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN, Secured Overnight Financing Rate + 0.570%
1.695%(c)	01/13/23	250	217,623
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	135	141,070
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	175	181,030
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	105	88,770
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.520%
1.895%(c)	06/28/21	180	174,028
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	105	119,211
			2,150,725
Internet — 0.1%
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	351,719
eBay, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
2.640%(c)	01/30/23	240	227,771
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	345	351,083
5.875%	02/15/25	31	32,773
5.875%	11/15/28(a)	276	296,796

A37

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	340	$347,584
5.375%	11/15/29	200	209,107
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	270	219,086
			2,035,919
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24	165	151,387
6.250%	05/15/26	83	78,295
6.375%	12/15/25	192	184,117
			413,799
Iron/Steel — 0.0%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/23	20	19,287
Nucor Corp.,
Sr. Unsec’d. Notes
6.400%	12/01/37	70	86,359
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	100	63,859
			169,505
Leisure Time — 0.0%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25	15	9,000
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	342	277,910
			286,910
Lodging — 0.3%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	220	189,180
6.375%	04/01/26	169	145,886
Diamond Resorts International, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	09/01/24	120	74,661
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	80	74,812
4.875%	01/15/30	93	80,479
5.125%	05/01/26(a)	420	401,459
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25(a)	334	311,713
4.875%	04/01/27	98	93,088
Marriott International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
1.649%(c)	03/08/21	70	65,779
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%
2.180%(c)	12/01/20	230	$220,195
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	280	241,266
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	1,923	1,632,451
5.500%	04/15/27	30	27,251
5.750%	06/15/25	19	17,005
6.000%	03/15/23	45	43,086
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	85	68,593
5.000%	10/01/25(a)	260	216,323
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24	51	43,306
5.750%	04/01/27	68	57,343
6.350%	10/01/25	84	72,447
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	680	632,969
			4,709,292
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	75	72,445
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.300%
1.299%(c)	03/08/21	240	235,392
Sr. Unsec’d. Notes, Series I, MTN, 3 Month LIBOR + 0.390%
2.082%(c)	05/17/21	350	342,081
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	5	4,700
			654,618
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.490%
1.263%(c)	06/13/22	180	174,208
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400%
1.399%(c)	06/07/21	216	200,116
Otis Worldwide Corp.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.450%
2.088%(c)	04/05/23	200	189,473
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	50	42,509
			606,306
Media — 1.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.500%	05/15/26	1,065	1,037,261

A38

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	59	$57,291
5.000%	04/01/24	410	398,955
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	50	50,465
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	942	938,419
5.000%	02/01/28	74	74,281
5.125%	05/01/27	1,965	1,976,111
5.750%	02/15/26(a)	2,465	2,511,806
5.875%	04/01/24	930	950,955
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	250	261,917
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24(a)	1,193	1,025,612
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	700	660,566
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.440%
2.349%(c)	10/01/21	110	107,437
Gtd. Notes
3.250%	11/01/39	250	261,814
4.049%	11/01/52	187	221,954
4.200%	08/15/34	490	560,021
4.600%	10/15/38	315	383,635
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	02/01/28(a)	200	205,544
6.500%	02/01/29	783	844,195
Sr. Unsec’d. Notes
5.250%	06/01/24(a)	393	395,653
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	1,042	1,125,090
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	61	40,736
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	648	526,475
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	70	77,088
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	48	46,000
5.125%	05/01/20	25	24,944
5.875%	07/15/22	57	56,012
5.875%	11/15/24	2,128	2,068,630
6.750%	06/01/21	276	279,814
7.750%	07/01/26(a)	494	507,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24	110	$91,987
Sec’d. Notes, 144A
6.500%	05/01/27	85	74,777
GCI LLC,
Sr. Unsec’d. Notes
6.875%	04/15/25	15	14,781
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	50	48,313
5.875%	07/15/26(a)	237	211,331
7.000%	05/15/27	348	346,059
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	290	248,383
Sr. Sec’d. Notes
6.375%	05/01/26	74	71,096
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	500	440,106
iHeartCommunications, Inc., Escrow Shares,
Sr. Sec’d. Notes
9.000%	12/31/99^	500	—
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26(a)	480	412,715
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.400%
2.309%(c)	04/01/21	100	98,682
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	400	381,486
5.625%	07/15/27(a)	314	306,887
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	54	55,167
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	384	353,724
5.875%	03/15/26	8	7,120
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27	465	472,397
5.375%	04/15/25	582	591,880
5.375%	07/15/26	509	515,220
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	105	135,814
TEGNA, Inc.,
Gtd. Notes, 144A
4.625%	03/15/28	110	97,497
5.000%	09/15/29	65	58,557
5.500%	09/15/24	35	33,309
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	210	213,929

A39

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	262	$347,719
ViacomCBS, Inc.,
Gtd. Notes
4.850%	07/01/42	70	61,453
Jr. Sub. Notes
5.875%(ff)	02/28/57	394	335,951
6.250%(ff)	02/28/57	77	67,591
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	588	597,274
5.375%	06/15/24	50	50,724
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	570	572,186
Walt Disney Co. (The),
Gtd. Notes
7.430%	10/01/26	70	92,279
7.625%	11/30/28	70	90,479
			25,173,321
Metal Fabricate/Hardware — 0.0%
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	38	37,552
Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	200	185,026
6.750%	09/30/24	400	387,421
7.000%	09/30/26	200	185,839
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	10	10,262
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	70	81,874
Constellium SE,
Gtd. Notes, 144A
6.625%	03/01/25(a)	250	225,005
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27	160	144,798
4.750%	05/15/22	34	34,041
5.125%	03/15/23	15	14,970
5.125%	05/15/24	35	34,746
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	15	14,503
3.875%	03/15/23	312	296,948
4.125%	03/01/28	5	4,378
4.550%	11/14/24	695	655,068
5.400%	11/14/34	9	8,265
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.625%	04/29/24	140	131,680
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28	145	$126,892
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	35	31,382
5.875%	09/30/26	302	298,837
			2,871,935
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	150	152,867
5.550%	01/05/26	140	145,352
			298,219
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28	224	219,780
5.000%	09/01/25(a)	305	314,605
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23	122	121,778
			656,163
Oil & Gas — 0.4%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	296	159,528
5.375%	11/01/21	34	24,727
5.625%	06/01/23	424	177,853
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43	70	31,719
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	205	58,795
Baytex Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27	20	7,621
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.279%	09/19/27	210	210,831
Callon Petroleum Co.,
Gtd. Notes
6.250%	04/15/23	29	6,930
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	140	74,394
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	01/15/25	315	20,582
Sec’d. Notes, 144A
11.500%	01/01/25	250	40,017

A40

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26	145	$103,221
Gtd. Notes, 144A
7.500%	05/15/25	195	136,479
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	221	64,659
9.250%	03/31/22	6	1,427
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39	49	7,641
7.875%	08/15/25	155	39,925
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25	115	85,095
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25(d)	50	953
9.375%	05/01/24(d)	867	13,551
Sr. Sec’d. Notes, 144A
7.750%	05/15/26(d)	656	103,275
8.000%	11/29/24(d)	275	7,302
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.995%	08/16/39	430	432,704
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	225	54,703
6.375%	05/15/25	33	7,998
6.375%	01/15/26	180	37,748
6.625%	05/01/23	130	36,333
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	77	55,522
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25	19	8,920
6.250%	11/01/28	85	38,219
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	50	48,896
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	60	17,585
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	102	47,048
Sec’d. Notes, 144A
6.500%	01/15/25	433	274,242
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27	238	118,373
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	90	30,459
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	207	$45,621
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	105	61,632
5.250%	11/15/43	40	24,996
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	53	3,250
6.200%	08/01/40	41	2,351
Gtd. Notes, 144A
7.875%	02/01/26	180	44,980
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	122	24,245
6.875%	01/15/23	354	72,560
Gtd. Notes, 144A
6.250%	05/01/26	577	91,201
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.300%	08/15/39	145	61,209
7.500%	05/01/31	110	57,306
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25(a)	535	406,490
5.375%	01/15/25	80	61,913
5.625%	10/15/27	41	28,905
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes, 144A
6.000%	02/15/28	310	208,390
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
7.125%	01/15/26	215	78,178
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	164	63,913
5.375%	10/01/22	18	8,127
5.625%	03/01/26	53	19,371
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	457	262,503
Gtd. Notes, 144A
9.250%	02/01/26	10	6,143
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25	198	84,668
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	300	88,423
6.625%	01/15/27	148	44,538
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25	269	182,883
7.500%	04/01/26	117	77,382

A41

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	05/15/38	50	$52,813
7.875%	06/15/26	210	233,367
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	54	51,841
5.500%	02/15/26	91	78,719
5.875%	03/15/28	16	13,365
6.000%	04/15/27	101	86,822
Total Capital International SA (France),
Gtd. Notes
3.461%	07/12/49	145	150,229
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	240	193,022
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25(a)	405	321,286
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	115	92,132
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	115	57,708
7.500%	01/15/26	316	146,138
8.000%	02/01/27	20	9,490
Ultra Resources, Inc.,
Sec’d. Notes, Cash coupon 9.000% and PIK 2.000%
11.000%	07/12/24	49	2,372
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	18	4,158
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	64	4,310
6.625%	01/15/26	595	40,526
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/27	210	115,518
8.250%	08/01/23	121	88,810
			6,439,079
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	285	285,000
Gtd. Notes, 144A
6.875%	04/01/27	169	119,837
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	70	61,087
Calfrac Holdings LP (Canada),
Gtd. Notes, 144A
8.500%	06/15/26	10	761
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services (cont’d.)
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28(a)	130	$120,933
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	116	93,484
			681,102
Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	290	296,125
6.000%	02/15/25	589	590,556
Ball Corp.,
Gtd. Notes
5.250%	07/01/25	165	179,570
Berry Global, Inc.,
Sec’d. Notes, 144A
5.625%	07/15/27	80	82,730
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	480	484,988
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	130	121,491
Graphic Packaging International LLC,
Gtd. Notes, 144A
4.750%	07/15/27	150	146,610
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26	480	449,727
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	972	893,899
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25	5	3,856
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23	38	36,106
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	145	147,111
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	305	304,112
			3,736,881
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42	100	111,688
4.450%	05/14/46	75	81,584
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.350%
2.046%(c)	05/21/21	230	225,392
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.460%
2.153%(c)	11/19/21	250	241,308
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39	170	177,376

A42

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Allergan Finance LLC,
Gtd. Notes
4.625%	10/01/42	75	$88,829
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	70	79,104
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42	40	46,903
6.450%	09/15/37	40	56,943
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	180	188,179
9.250%	04/01/26	1,773	1,866,259
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	60	56,803
5.250%	01/30/30	60	56,792
5.500%	03/01/23	12	11,850
5.875%	05/15/23	46	45,418
6.125%	04/15/25(a)	566	560,921
7.000%	01/15/28	719	745,123
7.250%	05/30/29	63	65,457
9.000%	12/15/25	651	685,975
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	254	256,850
5.750%	08/15/27	93	95,833
7.000%	03/15/24	317	325,042
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
1.846%(c)	06/25/21	200	194,219
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.669%	06/06/47	105	115,036
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%
2.072%(c)	05/16/22	46	44,887
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26	100	106,447
4.125%	06/15/39	55	66,101
5.000%	08/15/45	85	113,592
Cigna Corp.,
Gtd. Notes, Series WI, 3 Month LIBOR + 0.650%
1.493%(c)	09/17/21	580	556,728
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	357	263,148
Sr. Sec’d. Notes, 144A
5.875%	10/15/24	200	188,367
Mylan NV,
Gtd. Notes
3.950%	06/15/26	170	172,320
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	460	457,490
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.900%	03/15/39	205	$238,016
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	430	437,834
Zoetis, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%
2.135%(c)	08/20/21	100	97,456
			9,121,270
Pipelines — 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	355	248,872
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
5.000%	03/23/35	300	364,146
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	525	396,522
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29	125	95,386
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26(a)	250	204,524
5.600%	10/15/44	210	137,496
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25	155	130,539
4.500%	03/01/28	155	127,352
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	210	180,355
Cheniere Energy Partners LP,
Sr. Sec’d. Notes
5.250%	10/01/25	500	460,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	123	72,078
6.250%	04/01/23	225	126,326
Gtd. Notes, 144A
5.625%	05/01/27	135	74,120
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	60	47,960
4.950%	04/01/22	17	13,995
5.375%	07/15/25	362	245,101
Gtd. Notes, 144A
6.750%	09/15/37	30	14,905
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
4.950%	05/15/28	135	67,247
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.700%
1.441%(c)	06/15/20	185	181,737

A43

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gtd. Notes
4.500%	06/10/44	140	$131,727
Energy Transfer Operating LP,
Gtd. Notes
4.750%	01/15/26	195	171,055
6.250%	04/15/49	115	97,335
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—(rr)	194	89,927
Sr. Unsec’d. Notes
4.150%	06/01/25	507	245,643
4.400%	04/01/24	58	29,165
5.600%	04/01/44	117	39,229
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	02/15/27	245	218,480
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	100	55,672
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23	10	7,261
6.250%	05/15/26(a)	367	262,723
7.750%	02/01/28	131	91,708
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.625%	02/15/26	245	175,735
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
5.000%	02/01/28	10	8,398
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.150%	10/15/43	120	117,193
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.899%(c)	09/09/21	35	34,358
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
2.099%(c)	09/09/22	60	57,212
Sr. Unsec’d. Notes
5.500%	02/15/49	90	77,407
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	52	40,283
6.000%	06/01/26	69	51,111
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29	200	151,442
4.450%	09/01/49	100	77,731
5.200%	07/15/48	90	71,498
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25	210	195,988
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.700%	06/15/44	125	82,063
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	85	$130,999
Spectra Energy Partners LP,
Gtd. Notes, 3 Month LIBOR + 0.700%
2.014%(c)	06/05/20	485	484,680
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	70	48,308
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23	50	31,493
5.500%	09/15/24	46	25,351
5.500%	01/15/28	105	54,642
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	95	81,695
5.125%	02/01/25	208	177,486
5.875%	04/15/26(a)	710	589,692
6.500%	07/15/27	443	378,093
6.750%	03/15/24	75	67,344
6.875%	01/15/29(a)	205	165,620
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	130	130,877
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.750%	05/15/38	45	43,680
6.200%	10/15/37	105	122,450
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.875%	09/01/21	40	38,061
			8,339,476
Real Estate — 0.0%
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes, 144A
3.400%	09/30/26	248	269,686
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	46	41,239
			310,925
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.000%	02/01/50	85	79,123
American Tower Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/30	70	67,364
5.000%	02/15/24	86	91,797
American Tower Trust,
, 144A
3.070%	03/15/48	100	98,479
3.652%	03/15/48	230	223,372

A44

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24	140	$147,565
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26	162	131,395
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23	75	67,927
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	70	67,549
Diversified Healthcare Trust,
Sr. Unsec’d. Notes
4.750%	02/15/28	160	143,389
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23	86	86,284
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	498	373,707
5.250%	05/01/25(a)	408	345,074
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	35	25,827
5.875%	10/15/24	20	13,233
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.100%	02/15/30(a)	310	277,258
3.700%	04/15/23	57	55,262
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.250%	07/15/26	55	54,246
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24	90	84,493
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	85	84,762
Gtd. Notes, 144A
4.875%	09/15/27	217	211,015
4.875%	09/15/29	410	385,011
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	82	74,575
5.250%	10/01/25	174	143,389
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	170	163,206
5.750%	02/01/27	551	495,458
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	140	139,744
4.300%	10/15/28	125	126,584
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47	70	$76,399
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	205	192,449
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	367	273,905
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	140	141,123
UDR, Inc.,
Gtd. Notes, MTN
3.500%	07/01/27	110	110,300
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	11	8,373
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	296	272,324
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27(a)	730	687,926
4.250%	12/01/26	322	295,812
4.625%	12/01/29	70	63,676
Welltower, Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/26	195	203,353
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/25	350	361,540
			6,944,268
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25	370	356,660
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30	65	60,295
3.800%	01/25/50	130	113,961
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25	160	144,647
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	150	94,399
JC Penney Corp., Inc.,
Sr. Sec’d. Notes, 144A
5.875%	07/01/23	160	58,760
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24	10	9,780
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35	450	336,272

A45

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.550%	04/05/49	110	$124,324
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35	70	78,817
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24	486	48,535
8.750%	10/25/24	467	46,698
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24	123	36,958
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)	439	400,057
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	200	188,534
8.875%	06/01/25	212	194,029
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	912	908,463
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	150	125,593
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	374	325,546
Sr. Sec’d. Notes, 144A
7.500%	07/01/25	216	209,046
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	883	779,691
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	295	226,419
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	397	373,202
			5,240,686
Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36	140	166,460
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	635	605,740
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26	270	282,036
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	700	685,004
			1,739,240
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.2%
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27	85	$87,125
5.875%	06/15/26	75	79,354
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29	286	291,681
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	170	177,564
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,201	1,178,350
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29	60	59,589
5.375%	05/15/27	145	148,494
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.875%	06/01/26	125	132,342
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	57	66,514
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	479	499,017
			2,720,030
Telecommunications — 1.5%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28	200	174,352
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	478	505,241
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	1,327	1,338,736
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.330%(c)	06/01/21	20	19,529
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	15	14,330
Sr. Unsec’d. Notes
5.625%	04/01/25	598	605,068
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26	664	660,704
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28	58	59,445
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	161	162,006
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	475	434,930
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	185	170,857

A46

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
8.250%	03/01/27(a)	182	$176,999
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	115	116,232
6.000%	03/01/26(a)	1,222	1,222,538
Corning, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/49	175	172,240
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	299	295,901
Frontier Communications Corp.,
Sec’d. Notes
8.500%	04/01/26	45	41,514
Sec’d. Notes, 144A
8.500%	04/01/26	408	376,396
Sr. Sec’d. Notes, 144A
8.000%	04/01/27(a)	670	660,663
Sr. Unsec’d. Notes
6.875%	01/15/25	142	41,698
7.625%	04/15/24	49	12,046
11.000%	09/15/25	165	42,958
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	50	51,241
Sr. Sec’d. Notes
5.250%	08/01/26	257	256,258
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	948	583,817
Gtd. Notes, 144A
8.500%	10/15/24(a)	673	423,835
9.750%	07/15/25	448	280,153
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	554	542,126
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	208	206,468
5.375%	01/15/24	290	291,373
5.375%	05/01/25	189	189,766
5.625%	02/01/23	379	377,711
Gtd. Notes, 144A
4.625%	09/15/27	370	369,804
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39	65	65,817
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	70	69,261
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	805	918,861
8.750%	03/15/32(a)	1,368	1,810,282
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	280	306,923
7.250%	09/15/21	74	76,316
7.625%	02/15/25	1,193	1,331,120
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
7.625%	03/01/26(a)	771	$872,950
7.875%	09/15/23	578	635,825
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	353	349,506
6.375%	11/15/33	278	282,621
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26(a)	789	802,698
4.750%	02/01/28	1,075	1,109,850
6.375%	03/01/25	75	76,679
6.500%	01/15/26(a)	565	593,409
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
6.000%	04/15/24^	19	—
Sr. Unsec’d. Notes
4.500%	02/01/26^	156	—
4.750%	02/01/28^	266	—
6.375%	03/01/25^	205	—
6.500%	01/15/24^(a)	435	—
6.500%	01/15/26^	1,170	—
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	140	135,734
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.741%(c)	03/16/22	60	57,820
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
2.233%(c)	05/22/20	250	249,643
Sr. Unsec’d. Notes
4.500%	08/10/33	280	333,884
4.672%	03/15/55	60	76,440
4.862%	08/21/46	148	193,093
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25(d)	491	8,901
Sr. Sec’d. Notes, 144A
8.625%	10/31/25(d)	10	6,540
			21,241,108
Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	5	5,144
6.750%	12/31/25(a)	1,458	1,486,148
Sr. Unsec’d. Notes
3.150%	03/15/23	242	220,554
			1,711,846
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	280	319,328
5.400%	06/01/41	80	102,758
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49	65	63,522

A47

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
4.750%	11/15/48	80	$94,340
J.B. Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24	105	108,678
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.050%	08/15/52	70	75,048
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.100%	09/15/67	155	160,110
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23(a)	234	226,577
6.750%	08/15/24	307	300,697
			1,451,058
Trucking & Leasing — 0.0%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%
2.530%(c)	06/01/21	120	116,849

Total Corporate Bonds (cost $229,820,294)			206,242,088
Municipal Bonds — 0.1%
California — 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	175	239,363
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	278,039
			517,402
New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40	150	202,764
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	292,443
Taxable, Revenue Bonds
5.647%	11/01/40	220	284,502
			779,709
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	232,251

Total Municipal Bonds (cost $1,225,841)			1,529,362
Residential Mortgage-Backed Securities — 11.0%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 5A1
4.137%(cc)	09/25/35	40	32,207
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Alternative Loan Trust,
Series 2005-63, Class 1A1
3.499%(cc)	12/25/35	1,671	$1,565,498
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,812	1,652,802
Series 2005-J06, Class 2A1
5.500%	07/25/25	7	6,831
Series 2005-J14, Class A3
5.500%	12/25/35	3,209	2,447,789
Series 2006-41CB, Class 2A13
5.750%	01/25/37	2,749	1,911,420
Series 2006-J02, Class A1, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
1.447%(c)	04/25/36	54	19,476
Series 2007-OA06, Class A1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	06/25/37	1,349	1,066,604
American Home Mortgage Assets Trust,
Series 2006-02, Class 2A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
1.137%(c)	09/25/46	256	201,456
Angel Oak Mortgage Trust,
Series 2019-05, Class A3, 144A
2.921%(cc)	10/25/49	4,541	4,460,573
Series 2020-01, Class A1, 144A
2.466%(cc)	12/25/59	174	172,542
Series 2020-01, Class B1, 144A
3.764%(cc)	12/25/59	1,600	1,342,249
Angel Oak Mortgage Trust I LLC,
Series 2018-02, Class A2, 144A
3.776%(cc)	07/27/48	48	46,198
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	80	77,506
Series 2019-04, Class B2, 144A
5.664%(cc)	07/26/49	3,884	1,804,804
Antler Mortgage Trust,
Series 2018-RTL01, Class A1, 144A
4.335%	07/25/22	134	133,304
Arroyo Mortgage Trust,
Series 2018-01, Class A1, 144A
3.763%(cc)	04/25/48	169	164,019
Series 2019-01, Class A2, 144A
4.057%(cc)	01/25/49	188	184,086
Banc of America Alternative Loan Trust,
Series 2004-06, Class 4A1
5.000%	07/01/20	9	8,591
Banc of America Funding Trust,
Series 2005-01, Class 1A1
5.500%	02/25/35	165	157,430
Series 2005-07, Class 30PO, PO
7.978%(s)	11/25/35	24	19,109
Series 2005-B, Class 3M1, 1 Month LIBOR + 0.675% (Cap 11.000%, Floor 0.450%)
1.448%(c)	04/20/35	136	129,937
Series 2006-01, Class 2A1
5.500%	01/25/36	9	7,876

A48

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-D, Class 5A2
3.927%(cc)	05/20/36	9	$7,257
Series 2007-05, Class 4A1, 1 Month LIBOR + 0.370% (Cap 7.000%, Floor 0.370%)
1.317%(c)	07/25/37	3,857	2,271,255
Series 2014-R07, Class 1A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	05/26/36	72	66,956
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	09/26/36	36	33,000
Series 2015-R04, Class 5A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.777%(c)	10/25/36	186	173,510
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
4.805%(cc)	05/25/34	1	1,217
Series 2004-D, Class 2A2
4.805%(cc)	05/25/34	11	9,736
Series 2007-03, Class 1A1
6.000%	09/25/37	68	61,867
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,389	954,500
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	970	763,109
Bear Stearns ARM Trust,
Series 2003-04, Class 3A1
4.399%(cc)	07/25/33	57	52,837
Series 2005-12, Class 22A1
3.703%(cc)	02/25/36	50	44,272
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC05, Class A1
5.750%	10/25/34	87	82,333
Bellemeade Re Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.247%(c)	03/25/29	468	465,546
Bunker Hill Loan Depositary Trust,
Series 2019-01, Class A2, 144A
3.817%	10/26/48	75	73,427
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
1.947%(c)	02/25/49	2,017	1,988,395
Series 2019-INV03, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 5.500%, Floor 0.950%)
2.577%(c)	08/25/49	1,597	1,553,698
Citicorp Mortgage Securities Trust,
Series 2007-05, Class 1A9
6.000%	06/25/37	160	148,265
Citigroup Mortgage Loan Trust,
Series 2006-04, Class 1A1
5.500%	12/25/35	3	3,191
Series 2014-10, Class 1A1, 144A, 1 Month LIBOR + 0.135% (Cap N/A, Floor 0.135%)
1.762%(c)	11/25/36	117	100,293
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2014-10, Class 3A1, 144A
2.025%(cc)	07/25/36	127	$119,487
Series 2014-10, Class 4A1, 144A
1.796%(cc)	02/25/37	187	167,760
Series 2014-11, Class 4A1, 144A, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
3.276%(c)	07/25/36	96	88,657
Series 2014-12, Class 1A4, 144A, 1 Month LIBOR + 0.125% (Cap N/A, Floor 0.125%)
1.833%(c)	08/25/36	283	273,414
Series 2014-12, Class 2A4, 144A
3.375%(cc)	02/25/37	99	92,811
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	62	61,524
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-01, Class 3A4
5.250%	09/25/33	34	32,403
Series 2005-02, Class 2A11
5.500%	05/25/35	101	102,457
COLT Mortgage Loan Trust,
Series 2018-02, Class A1, 144A
3.470%(cc)	07/27/48	1,123	1,107,210
Series 2018-02, Class A2, 144A
3.542%(cc)	07/27/48	46	45,435
Series 2020-01, Class A1, 144A
2.488%(cc)	02/25/50	391	378,339
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
3.347%(c)	04/25/31	2,454	2,098,367
Series 2019-R01, Class 2M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
3.397%(c)	07/25/31	1,965	1,628,199
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.247%(c)	08/25/31	4,000	3,310,314
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
3.097%(c)	09/25/31	219	179,485
Series 2019-R04, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	06/25/39	64	62,767
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.047%(c)	06/25/39	915	744,152
Series 2019-R05, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	07/25/39	2	2,270
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.947%(c)	07/25/39	2,784	2,246,416
Series 2019-R06, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.047%(c)	09/25/39	2,500	1,932,829
Series 2019-R07, Class 1M1, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
1.717%(c)	10/25/39	2,058	2,006,845

A49

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.047%(c)	10/25/39	180	$145,032
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.747%(c)	01/25/40	232	221,400
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.997%(c)	01/25/40	587	349,265
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	01/25/40	73	70,127
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-05, Class 2A9
5.250%	05/25/34	159	153,627
Series 2007-03, Class A16
6.000%	04/25/37	822	602,528
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
1.297%(c)	05/25/37	20	10,314
Series 2007-09, Class A11
5.750%	07/25/37	1,288	947,632
Series 2007-HYB01, Class 2A1
3.291%(cc)	03/25/37	1,439	1,160,256
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20	21	20,757
Credit Suisse Mortgage Trust,
Series 2011-12R, Class 3A1, 144A
4.171%(cc)	07/27/36	6	6,188
Series 2014-11R, Class 8A1, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
4.876%(c)	04/27/37	6	6,347
Series 2014-11R, Class 9A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.767%(c)	10/27/36	8	8,071
Credit Suisse Mortgage-Backed Trust,
Series 2006-04, Class 1A8, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 6.000%)
6.000%(c)	05/25/36	1,497	1,053,079
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
4.300%(cc)	06/25/34	25	23,233
Series 2005-04, Class 2A9
5.500%	06/25/35	1,047	851,804
Deephaven Residential Mortgage Trust,
Series 2017-02A, Class A1, 144A
2.453%(cc)	06/25/47	27	26,372
Series 2018-02A, Class A1, 144A
3.479%(cc)	04/25/58	1,072	1,047,040
Series 2018-02A, Class A2, 144A
3.530%(cc)	04/25/58	69	67,848
Series 2018-03A, Class A1, 144A
3.789%(cc)	08/25/58	871	853,249
Series 2018-03A, Class A2, 144A
3.891%(cc)	08/25/58	44	42,689
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-03A, Class B2, 144A
5.913%(cc)	08/25/58	500	$457,156
Series 2018-04A, Class A2, 144A
4.182%(cc)	10/25/58	85	86,018
Series 2019-02A, Class B1, 144A
4.722%(cc)	04/25/59	100	90,917
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	525	494,605
Series 2019-03A, Class B1, 144A
4.258%(cc)	07/25/59	2,000	1,753,756
Series 2019-04A, Class B1, 144A
3.986%(cc)	10/25/59	134	114,596
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR02, Class 1A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.067%(c)	05/25/36	2,382	1,956,648
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
1.447%(c)	02/25/35	19	16,691
Series 2005-01, Class 2A1
5.058%(cc)	02/01/21	3	3,409
Series 2006-AR01, Class 1A3, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
1.277%(c)	02/25/36	4,514	3,916,683
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.747%(c)	04/25/29	307	306,072
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
4.247%(c)	04/25/29	780	677,810
Fannie Mae Connecticut Avenue Securities,
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
5.947%(c)	07/25/25	201	194,035
Series 2015-C04, Class 1M2, 1 Month LIBOR + 5.700% (Cap N/A, Floor 0.000%)
6.647%(c)	04/25/28	352	347,940
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
7.897%(c)	08/25/28	43	43,189
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)
5.397%(c)	01/25/29	364	347,522
Series 2016-C06, Class 1M1, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
2.247%(c)	04/25/29	38	37,722
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
5.297%(c)	05/25/29	3,843	3,664,086
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.097%(c)	09/25/29	19	18,844
Series 2017-C03, Class 1B1, 1 Month LIBOR + 4.850% (Cap N/A, Floor 0.000%)
5.797%(c)	10/25/29	2,500	1,342,557

A50

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.897%(c)	10/25/29	184	$178,118
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.797%(c)	11/25/29	95	94,545
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
3.147%(c)	01/25/30	2,361	2,086,549
Series 2017-C07, Class 1M1, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
1.597%(c)	05/25/30	33	32,722
Series 2018-C02, Class 2M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
3.147%(c)	08/25/30	2,744	2,266,671
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
1.627%(c)	10/25/30	74	72,321
Series 2018-C04, Class 2M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 2.550%)
3.497%(c)	12/25/30	2,300	1,884,927
Series 2018-C05, Class 1M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
3.297%(c)	01/25/31	3,000	2,519,410
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	394	465,578
Series 2002-T01, Class A2
7.000%	11/25/31	208	252,140
Series 2002-T04, Class A2
7.000%	12/25/41	308	362,072
Series 2004-T01, Class 1A1
6.000%	01/25/44	216	251,450
Fannie Mae Interest Strip,
Series 293, Class 1, PO
1.400%(s)	12/25/24	63	61,265
Series 369, Class 12, IO
5.500%(cc)	05/25/36	272	54,085
Series 383, Class 60, IO
6.500%	10/25/37	76	12,520
Series 416, Class A300
3.000%	11/25/42	1,090	1,176,992
Series 417, Class C11, IO
2.500%	02/25/28	2,356	121,539
Fannie Mae REMIC Trust,
Series 1999-W04, Class A9
6.250%	02/25/29	163	183,237
Series 2001-W03, Class A
7.000%(cc)	09/25/41	210	233,746
Series 2002-W06, Class 2A1
7.000%(cc)	06/25/42	149	170,124
Series 2003-W10, Class 3A5
4.299%	06/25/43	797	875,470
Series 2004-W11, Class 1A1
6.000%	05/25/44	931	1,124,401
Series 2004-W12, Class 1A2
6.500%	07/25/44	467	545,939
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-W01, Class 1A2
6.500%	10/25/44	185	$222,209
Series 2007-W07, Class 2A2, IO, 1 Month LIBOR x (1) + 6.530% (Cap 6.530%, Floor 0.000%)
4.903%(c)	07/25/37	12	1,736
Series 2007-W10, Class 2A
6.323%(cc)	08/25/47	127	145,523
Series 2009-W01, Class A
6.000%	12/25/49	254	293,452
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	58	62,119
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	39	41,314
Series 1993-141, Class Z
7.000%	08/25/23	47	49,898
Series 1993-147, Class Z
7.000%	08/25/23	40	42,465
Series 1994-29, Class Z
6.500%	02/25/24	77	84,417
Series 1996-04, Class SA, IO, 1 Month LIBOR x (1) + 8.500% (Cap 8.500%, Floor 0.000%)
7.553%(c)	02/25/24	19	2,158
Series 1997-33, Class PA
8.500%	06/18/27	153	176,692
Series 1997-57, Class PN
5.000%	09/18/27	83	90,355
Series 2001-16, Class Z
6.000%	05/25/31	116	130,607
Series 2001-81, Class HE
6.500%	01/25/32	188	221,333
Series 2002-14, Class A1
7.000%	01/25/42	648	766,895
Series 2002-26, Class A2
7.500%	01/25/48	294	358,311
Series 2002-82, Class PE
6.000%	12/25/32	183	213,950
Series 2002-86, Class PG
6.000%	12/25/32	456	542,520
Series 2002-90, Class A2
6.500%	11/25/42	162	189,172
Series 2003-18, Class A1
6.500%	12/25/42	234	284,317
Series 2003-21, Class OU
5.500%	03/25/33	62	71,642
Series 2003-24, Class MZ
5.500%	04/25/33	230	264,173
Series 2003-48, Class GH
5.500%	06/25/33	1,052	1,224,966
Series 2004-36, Class SA, 1 Month LIBOR x (2.75) + 19.525% (Cap 19.525%, Floor 0.000%)
16.922%(c)	05/25/34	53	81,568
Series 2004-45, Class ZL
6.000%	10/25/32	171	198,019
Series 2004-68, Class LC
5.000%	09/25/29	179	193,995

A51

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-022, Class DA
5.500%	12/25/34	21	$21,830
Series 2005-030, Class UG
5.000%	04/25/35	287	331,734
Series 2005-057, Class NK, 1 Month LIBOR x (4) + 22.000% (Cap 22.000%, Floor 0.000%)
18.213%(c)	07/25/35	48	80,389
Series 2005-084, Class XM
5.750%	10/25/35	50	56,035
Series 2005-087, Class QZ
5.000%	10/25/35	52	55,718
Series 2005-102, Class PG
5.000%	11/25/35	553	639,727
Series 2005-110, Class GL
5.500%	12/25/35	435	505,950
Series 2006-02, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	16	18,089
Series 2006-09, Class KZ
6.000%	03/25/36	243	281,457
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590% (Cap 6.590%, Floor 0.000%)
5.643%(c)	04/25/36	214	39,613
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	41	54,893
Series 2006-48, Class ND
6.250%	03/25/36	2	2,115
Series 2006-77, Class PC
6.500%	08/25/36	108	123,689
Series 2007-046, Class PA
6.000%	04/25/37	13	13,254
Series 2007-058, Class SV, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
5.803%(c)	06/25/37	200	28,913
Series 2007-079, Class PE
5.000%	08/25/37	498	536,805
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
5.453%(c)	11/25/37	381	71,110
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.053%(c)	03/25/38	299	36,684
Series 2009-015, Class SA, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
5.253%(c)	03/25/24	13	227
Series 2009-062, Class WA
5.571%(cc)	08/25/39	482	542,200
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
5.303%(c)	01/25/40	409	86,728
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
5.303%(c)	01/25/40	269	39,954
Series 2010-10, Class NT
5.000%	02/25/40	1,009	1,142,081
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420% (Cap 6.420%, Floor 0.000%)
5.473%(c)	04/25/40	121	$19,245
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660% (Cap 12.660%, Floor 0.000%)
10.767%(c)	03/25/40	88	115,997
Series 2010-64, Class DM
5.000%	06/25/40	101	114,122
Series 2011-22, Class MA
6.500%	04/25/38	67	69,045
Series 2011-39, Class ZA
6.000%	11/25/32	232	269,213
Series 2011-52, Class GB
5.000%	06/25/41	307	353,041
Series 2013-04, Class AJ
3.500%	02/25/43	614	678,215
Series 2013-04, Class PC
2.000%	06/25/42	738	765,722
Series 2013-083, Class CA
3.500%	10/25/37	213	215,594
Series 2013-096, Class YA
3.500%	09/25/38	804	847,744
Series 2019-25, Class PA
3.000%	05/25/48	496	527,672
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000% (Cap 9.000%, Floor 0.000%)
8.053%(c)	04/25/23	62	5,606
Fannie Mae Trust,
Series 2003-W02, Class 2A9
5.900%	07/25/42	104	121,326
Series 2003-W03, Class 2A5
5.356%	06/25/42	231	265,889
Series 2003-W06, Class 1A41
5.398%	10/25/42	694	795,824
Series 2003-W06, Class 3A
6.500%	09/25/42	160	188,072
Series 2003-W12, Class 2A7
4.680%	06/25/43	199	218,291
Series 2004-W02, Class 2A2
7.000%	02/25/44	130	152,365
Series 2004-W02, Class 5A
7.500%	03/25/44	133	156,265
Series 2004-W08, Class 2A
6.500%	06/25/44	156	182,727
Series 2005-W04, Class 1A1
6.000%	08/25/45	99	114,888
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	100	106,768
Freddie Mac REMICS,
Series 1621, Class J
6.400%	11/15/23	28	29,320
Series 1630, Class PK
6.000%	11/15/23	73	77,984
Series 1675, Class KZ
6.500%	02/15/24	61	66,618

A52

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 1680, Class PK
6.500%	02/15/24	66	$71,548
Series 1695, Class EB
7.000%	03/15/24	88	95,054
Series 1980, Class Z
7.000%	07/15/27	190	218,110
Series 2353, Class KZ
6.500%	09/15/31	224	262,527
Series 2535, Class AW
5.500%	12/15/32	72	83,719
Series 2557, Class HL
5.300%	01/15/33	519	598,573
Series 2595, Class DC
5.000%	04/15/23	150	156,962
Series 2595, Class GC
5.500%	04/15/23	56	58,167
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	23	28,976
Series 2626, Class JC
5.000%	06/15/23	356	372,359
Series 2643, Class SA, 1 Month LIBOR x (6.5) + 45.500% (Cap 45.500%, Floor 0.000%)
40.920%(c)	03/15/32	14	28,735
Series 2862, Class GB
5.000%	09/15/24	57	59,619
Series 2885, Class LZ
6.000%	11/15/34	1,282	1,502,726
Series 2893, Class PE
5.000%	11/15/34	266	302,676
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300% (Cap 14.300%, Floor 0.000%)
12.891%(c)	02/15/35	60	81,948
Series 2980, Class QA
6.000%	05/15/35	232	274,586
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
5.945%(c)	03/15/35	359	37,997
Series 3005, Class ED
5.000%	07/15/25	157	167,259
Series 3017, Class OC, PO
1.556%(s)	08/15/25	32	31,291
Series 3126, Class AO, PO
1.819%(s)	03/15/36	59	54,572
Series 3187, Class Z
5.000%	07/15/36	410	464,761
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
4.592%(c)	08/15/36	154	20,716
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200% (Cap 7.200%, Floor 0.000%)
6.495%(c)	09/15/26	243	31,730
Series 3237, Class BO, PO
2.825%(s)	11/15/36	312	263,961
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
3.455%(c)	04/15/37	22	23,163
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
2.915%(c)	04/15/37	19	$20,352
Series 3383, Class KB
5.500%	11/15/27	753	791,182
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.295%(c)	11/15/37	30	3,897
Series 3405, Class PE
5.000%	01/15/38	361	416,902
Series 3443, Class PT
6.500%	03/15/37	544	643,089
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
5.695%(c)	11/15/24	87	5,449
Series 3605, Class NC
5.500%	06/15/37	599	692,501
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340% (Cap 6.340%, Floor 0.000%)
5.635%(c)	12/15/39	606	111,468
Series 3648, Class CY
4.500%	03/15/30	549	607,392
Series 3662, Class PJ
5.000%	04/15/40	506	577,040
Series 3677, Class PB
4.500%	05/15/40	663	733,691
Series 3688, Class GT
7.356%(cc)	11/15/46	118	143,479
Series 3739, Class MC
4.000%	11/15/38	1,270	1,353,442
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.295%(c)	10/15/40	226	38,123
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
5.895%(c)	07/15/23	166	12,276
Series 3852, Class QN, 1 Month LIBOR x (3.618) + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	188	209,813
Series 3852, Class TP, 1 Month LIBOR x (3.667) + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	250	275,703
Series 3855, Class HI, IO
4.000%	02/15/26	2	—
Series 3859, Class JB
5.000%	05/15/41	515	600,062
Series 4030, Class IL, IO
3.500%	04/15/27	1,336	84,686
Series 4182, Class ZD
3.500%	03/15/43	1,277	1,365,317
Series 4374, Class NC
3.750%	02/15/46	220	222,339
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	577	639,427
Series 304, Class C32, IO
3.000%	12/15/27	1,192	65,296

A53

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN02, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.597%(c)	04/25/24	85	$83,641
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 0.000%)
3.797%(c)	04/25/28	51	49,633
Series 2016-DNA01, Class M2, 1 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
3.847%(c)	07/25/28	23	22,966
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
3.197%(c)	11/25/28	38	37,560
Series 2016-HQA02, Class M3, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
6.097%(c)	11/25/28	780	738,177
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	07/25/29	219	217,267
Series 2017-DNA02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
2.147%(c)	10/25/29	251	244,054
Series 2017-HQA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	08/25/29	1	1,088
Series 2017-HQA01, Class M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
4.497%(c)	08/25/29	400	314,169
Series 2017-HQA02, Class M1, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.747%(c)	12/25/29	129	127,691
Series 2018-DNA01, Class M1, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
1.397%(c)	07/25/30	17	16,439
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.747%(c)	12/25/30	121	118,953
Series 2018-HQA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	10/25/48	221	215,050
Series 2018-HRP01, Class M2, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.597%(c)	04/25/43	390	382,702
Series 2018-HRP02, Class M3, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
3.347%(c)	02/25/47	960	822,791
Series 2019-DNA01, Class M1, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
1.847%(c)	01/25/49	20	20,061
Series 2019-HQA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	09/25/49	21	20,425
Series 2019-HQA03, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.797%(c)	09/25/49	689	558,757
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.697%(c)	02/25/50	74	$70,471
Freddie Mac Structured Pass-Through Certificates,
Series T-58, Class 3A
7.000%	09/25/43	448	537,813
GCAT Trust,
Series 2019-NQM02, Class A3, 144A
3.162%	09/25/59	2,506	2,447,216
Series 2019-NQM02, Class M1, 144A
3.306%(cc)	09/25/59	3,000	2,751,489
Series 2019-NQM03, Class A1, 144A
2.686%(cc)	11/25/59	312	297,720
Series 2020-NQM01, Class A1, 144A
2.247%	01/25/60	1,716	1,684,392
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	04/01/44	5	4,925
Series 2005-AR02, Class 2A
4.165%(cc)	05/25/35	610	544,971
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	481	500,121
Series 2003-25, Class PZ
5.500%	04/20/33	320	357,735
Series 2003-58, Class PC
5.000%	07/20/33	887	983,324
Series 2003-86, Class ZC
4.500%	10/20/33	230	255,114
Series 2004-19, Class KE
5.000%	03/16/34	894	1,006,689
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.327%(c)	09/20/34	415	41,387
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.300%(c)	06/17/34	365	24,634
Series 2005-30, Class WD
6.000%	07/20/33	66	67,571
Series 2006-23, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.000%)
5.727%(c)	01/20/36	73	930
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.250%)
5.727%(c)	06/20/36	282	41,663
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
5.877%(c)	04/20/37	366	66,768
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510% (Cap 6.510%, Floor 0.000%)
5.737%(c)	05/20/37	844	170,727
Series 2007-35, Class TE
6.000%	06/20/37	718	839,479
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490% (Cap 6.490%, Floor 0.000%)
5.717%(c)	10/20/37	523	97,022

A54

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2007-59, Class SP, IO, 1 Month LIBOR x (1) + 6.670% (Cap 6.670%, Floor 0.000%)
5.897%(c)	04/20/37	145	$6,638
Series 2008-36, Class AY
5.000%	04/16/23	—(r)	63
Series 2008-47, Class ML
5.250%	06/16/38	748	861,783
Series 2008-62, Class SA, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.377%(c)	07/20/38	222	36,414
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740% (Cap 6.740%, Floor 0.000%)
5.967%(c)	08/20/38	423	77,297
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550% (Cap 7.550%, Floor 0.000%)
6.777%(c)	09/20/38	209	32,681
Series 2009-006, Class CI, IO
6.500%	11/16/38	12	156
Series 2009-016, Class SJ, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
6.027%(c)	05/20/37	537	79,841
Series 2009-036, Class IE, IO, 1 Month LIBOR x (3.333) + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	1,064	21,784
Series 2009-065, Class LB
6.000%	07/16/39	58	67,004
Series 2009-077, Class CS, IO, 1 Month LIBOR x (1) + 7.000% (Cap 7.000%, Floor 0.000%)
6.295%(c)	06/16/38	271	17,218
Series 2009-081, Class A
5.750%	09/20/36	124	141,806
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.227%(c)	02/20/38	432	67,336
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
5.977%(c)	06/20/37	301	60,708
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	1,726	17,472
Series 2010-004, Class SB, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.000%)
5.795%(c)	08/16/39	24	167
Series 2010-014, Class AO, PO
1.291%(s)	12/20/32	9	9,440
Series 2010-031, Class SK, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.327%(c)	11/20/34	272	32,465
Series 2010-085, Class ID, IO
6.000%	09/20/39	246	34,434
Series 2010-129, Class AW
5.965%(cc)	04/20/37	692	800,010
Series 2010-157, Class OP, PO
1.312%(s)	12/20/40	346	327,791
Series 2011-75, Class GP
4.000%	05/20/41	1,361	1,478,827
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2013-H04, Class BA
1.650%	02/20/63	301	$300,600
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.062%(c)	02/20/62	64	63,864
Series 2018-66, Class WA
5.518%(cc)	04/20/48	1,730	2,011,409
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
1.831%(c)	04/26/37	55	52,015
GSR Mortgage Loan Trust,
Series 2004-06F, Class 2A4
5.500%	05/25/34	78	76,170
Series 2004-11, Class 1A1
4.680%(cc)	09/25/34	51	44,730
Series 2005-07F, Class 3A2, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
1.447%(c)	09/25/35	466	423,800
Series 2005-AR07, Class 6A1
4.124%(cc)	11/25/35	1,236	1,086,443
Series 2006-02F, Class 2A1
5.750%	02/25/36	17	15,113
Series 2006-03F, Class 2A7
5.750%	03/25/36	57	55,935
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
3.816%(cc)	12/19/34	16	12,446
Series 2006-09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.960%(c)	11/19/36	64	50,662
HomeBanc Mortgage Trust,
Series 2005-04, Class A1, 1 Month LIBOR + 0.270% (Cap 11.500%, Floor 0.270%)
1.217%(c)	10/25/35	88	85,560
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A2, 144A
3.897%(cc)	06/25/48	78	75,061
Series 2018-02, Class A1, 144A
3.985%(cc)	11/25/58	1,312	1,277,499
Impac CMB Trust,
Series 2005-01, Class 2A1, 1 Month LIBOR + 0.510% (Cap 11.250%, Floor 0.255%)
1.457%(c)	04/25/35	147	126,974
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	6,854
Series 2005-S02, Class 4A3
5.500%	09/25/20	27	22,768
Series 2006-A02, Class 5A1
4.115%(cc)	11/25/33	20	18,305
Series 2006-A02, Class 5A3
4.115%(cc)	11/25/33	74	68,941
Series 2007-A01, Class 5A5
3.983%(cc)	07/25/35	50	45,617

A55

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
JPMorgan Seasoned Mortgage Trust,
Series 2014-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
1.447%(c)	05/25/33	124	$114,298
Lehman Mortgage Trust,
Series 2006-04, Class 3A1
5.000%	08/25/21	4	3,481
LHOME Mortgage Trust,
Series 2019-RTL01, Class A1, 144A
4.580%	10/25/23	1,140	1,076,642
MASTR Adjustable Rate Mortgages Trust,
Series 2004-08, Class 5A1
4.517%(cc)	08/25/34	30	29,425
Series 2004-13, Class 3A7
4.684%(cc)	11/21/34	71	67,209
Series 2004-15, Class 4A1
3.672%(cc)	12/25/34	487	418,236
MASTR Alternative Loan Trust,
Series 2003-05, Class 30B1
5.913%(cc)	08/25/33	887	862,107
Series 2003-08, Class 5A1
5.000%	09/01/37	—(r)	244
Series 2004-01, Class 4A1
5.500%	02/25/34	64	65,099
Series 2004-03, Class 2A1
6.250%	04/25/34	137	140,715
Series 2005-05, Class 3A1
5.750%	08/25/35	54	38,539
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	172	175,811
Series 2004-P07, Class A6, 144A
5.500%	12/27/33	28	27,032
Series 2006-03, Class 30PO, PO
3.816%(s)	10/25/36	86	68,262
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.320%)
1.587%(c)	10/25/28	239	217,113
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.250%)
1.447%(c)	05/25/29	228	203,874
Series 2004-HB01, Class A3
3.515%(cc)	04/25/29	70	62,609
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB01, Class A3
3.366%(cc)	03/25/33	132	118,859
Morgan Stanley Mortgage Loan Trust,
Series 2004-07AR, Class 2A6
3.948%(cc)	09/25/34	91	80,810
New Residential Mortgage Loan Trust,
Series 2018-NQM01, Class A2, 144A
4.087%(cc)	11/25/48	68	68,131
Nomura Resecuritization Trust,
Series 2015-02R, Class 4A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.147%(c)	12/26/36	38	35,682
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
PHH Mortgage Trust,
Series 2008-CIM02, Class 5A1
6.000%	07/25/38	17	$17,182
Prime Mortgage Trust,
Series 2004-02, Class A2
4.750%	11/01/34	6	6,557
Series 2004-CL01, Class 1A1
6.000%	02/25/34	114	115,479
PRPM LLC,
Series 2019-01A, Class A1, 144A
4.500%	01/25/24	914	923,042
Residential Accredit Loans Trust,
Series 2003-QS16, Class A1
5.000%	04/01/55	2	1,061
Series 2004-QS03, Class CB
5.000%	05/01/24	1	537
Series 2006-QS04, Class A9
6.000%	04/25/36	1,003	881,446
Residential Asset Securitization Trust,
Series 2004-IP02, Class 1A1
4.092%(cc)	12/25/34	148	133,044
Series 2006-R01, Class A2, 1 Month LIBOR + 0.400% (Cap 7.500%, Floor 0.400%)
1.347%(c)	01/25/46	290	79,402
Residential Mortgage Loan Trust,
Series 2019-01, Class A2, 144A
4.089%(cc)	10/25/58	125	121,986
RFMSI Trust,
Series 2006-S09, Class A1
6.250%	09/25/36	52	45,838
Series 2007-SA04, Class 3A1
5.082%(cc)	10/25/37	180	138,231
Sequoia Mortgage Trust,
Series 2004-08, Class A2, 6 Month LIBOR + 0.740% (Cap 11.500%, Floor 0.370%)
2.455%(c)	09/20/34	131	117,414
Spruce Hill Mortgage Loan Trust,
Series 2019-SH01, Class A1, 144A
3.395%(cc)	04/29/49	1,092	1,025,326
Starwood Mortgage Residential Trust,
Series 2018-IMC01, Class A2, 144A
3.895%(cc)	03/25/48	78	76,186
Series 2018-IMC02, Class A2, 144A
4.223%(cc)	10/25/48	66	64,842
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	1,782	1,769,757
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	85	81,304
Series 2019-INV01, Class M1, 144A
3.056%(cc)	09/27/49	3,200	2,774,927
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
1.317%(c)	07/25/34	471	447,307

A56

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Structured Asset Mortgage Investments Trust,
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
1.450%(c)	03/19/34	422	$376,304
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-220A, Class 3A
4.215%(cc)	06/25/33	19	18,366
Series 2003-26A, Class 3A5
3.823%(cc)	09/25/33	130	120,669
Thornburg Mortgage Securities Trust,
Series 2004-03, Class A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
1.687%(c)	09/25/34	210	177,228
Series 2007-04, Class 3A1
4.012%(cc)	09/25/37	2	1,766
Toorak Mortgage Corp. Ltd.,
Series 2018-01, Class A1, 144A
4.336%	08/25/21	100	89,903
Series 2019-01, Class A1, 144A
4.458%	03/25/22	2,920	2,526,720
Vendee Mortgage Trust,
Series 1996-02, Class 1Z
6.750%	06/15/26	110	124,644
Verus Securitization Trust,
Series 2018-02, Class A1, 144A
3.677%(cc)	06/01/58	363	353,062
Series 2018-02, Class A2, 144A
3.779%(cc)	06/01/58	49	47,987
Series 2018-03, Class A2, 144A
4.180%(cc)	10/25/58	74	72,620
Series 2018-INV02, Class A2, 144A
4.401%(cc)	10/25/58	93	90,548
Series 2019-INV01, Class B1, 144A
4.991%	12/25/59	130	117,323
Series 2019-INV01, Class M1, 144A
4.034%(cc)	12/25/59	230	203,923
Series 2019-INV02, Class B1, 144A
4.452%(cc)	07/25/59	100	85,848
Series 2020-01, Class A1, 144A
2.417%(cc)	01/25/60	361	346,081
Series 2020-01, Class B1, 144A
3.624%(cc)	01/25/60	100	84,836
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.420%)
2.467%(c)	07/25/45	1,724	1,414,856
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR04, Class A7
4.645%(cc)	05/25/33	157	143,496
Series 2003-S01, Class A5
5.500%	04/25/33	115	117,285
Series 2004-S03, Class 3A2
6.000%	07/25/34	159	152,676
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
1.397%(c)	09/25/35	16	$11,677

Total Residential Mortgage-Backed Securities (cost $173,686,443)			159,984,812
Sovereign Bonds — 0.1%
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%
1.741%(c)	06/25/22	200	197,976
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.575%
2.155%(c)	06/01/21	250	249,538
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	645	643,769
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	302	305,936
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26	120	155,553

Total Sovereign Bonds (cost $1,519,206)			1,552,772
U.S. Government Agency Obligations — 2.4%
Federal Home Loan Mortgage Corp.
4.000%	01/01/32	411	448,788
4.000%	10/01/42	637	699,990
5.500%	01/01/33	69	77,597
5.500%	06/01/35	200	227,097
6.000%	09/01/35	97	110,176
6.000%	12/01/36	52	58,268
6.500%	05/01/25	36	36,785
6.500%	08/01/27	115	130,013
6.500%	01/01/29	54	58,027
6.500%	05/01/36	39	46,608
6.500%	09/01/36	23	26,795
6.500%	05/01/37	92	105,865
7.000%	09/01/36	54	55,765
7.000%	11/01/37	202	239,493
8.000%	02/01/38	92	101,830
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.135% (Cap 10.724%, Floor 2.135%)
4.185%(c)	10/01/36	41	40,961
Federal National Mortgage Assoc.
2.410%	11/01/29	1,979	2,114,704
2.450%	09/01/28	467	501,699
2.520%	11/01/29	1,500	1,617,625
2.550%	10/01/30	1,245	1,354,535
2.680%	11/01/31	2,203	2,414,336
2.750%	03/01/22	208	213,764
2.785%	08/01/31	3,575	3,961,684
2.840%	11/01/34	1,500	1,661,605
3.000%	07/01/49	986	1,040,817
3.250%	08/01/34	991	1,142,029
3.340%	11/01/30	677	775,998

A57

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	10/01/32	853	$919,416
3.500%	11/01/32	687	740,360
3.590%	10/01/20	815	814,938
4.000%	08/01/48	653	696,393
4.500%	04/01/44	1,047	1,163,576
5.000%	06/01/23	87	91,154
5.000%	07/01/25	142	149,634
5.000%	02/01/35	242	264,239
5.000%	10/01/39	466	516,788
5.000%	01/01/40	1,068	1,203,730
5.500%	09/01/23	20	20,370
5.500%	01/01/38	149	168,331
6.000%	08/01/21	25	25,414
6.000%	09/01/22	4	3,997
6.000%	01/01/24	92	96,581
6.000%	07/01/24	25	26,380
6.000%	04/01/28	66	72,629
6.000%	05/01/28	43	47,619
6.000%	12/01/32	276	316,282
6.000%	03/01/34	325	370,570
6.000%	04/01/34	65	73,327
6.000%	04/01/35	85	98,262
6.000%	01/01/36	27	30,453
6.000%	08/01/37	30	32,768
6.000%	08/01/37	97	111,585
6.500%	09/01/22	27	28,686
6.500%	12/01/23	40	43,188
6.500%	09/01/28	59	66,241
6.500%	07/01/36	18	20,540
6.500%	05/01/37	13	15,670
6.500%	07/01/37	36	41,681
6.500%	10/01/38	47	55,294
6.500%	10/01/38	70	80,784
8.000%	12/01/36	455	545,481
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.375% (Cap 10.750%, Floor 2.375%)
4.303%(c)	09/01/37	53	55,961
Government National Mortgage Assoc.
5.000%	07/20/49	1,290	1,407,334
6.000%	08/15/36	1,351	1,535,040
6.000%	09/20/36	67	73,962
6.000%	05/20/38	6	6,503
6.000%	09/20/38	83	94,416
6.000%	03/20/41	19	20,710
6.500%	10/15/23	33	35,091
6.500%	01/15/33	116	141,032
6.500%	01/20/39	42	48,582
6.500%	10/20/39	128	147,002
6.500%	10/20/39	176	202,619
6.500%	12/20/40	433	501,995
7.000%	10/20/38	198	242,899
7.000%	12/20/38	75	89,420
7.500%	01/20/35	133	151,636
8.000%	05/20/32	416	479,465
Resolution Funding Corp. Interest Strip
2.690%(s)	10/15/27	235	212,831
2.830%(s)	01/15/26	181	169,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	885	$1,363,378

Total U.S. Government Agency Obligations (cost $32,944,126)			35,194,091
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bonds
2.000%	02/15/50	342	397,201
2.250%	08/15/46	2,712	3,250,162
2.250%	08/15/49	175	212,133
2.375%	11/15/49	250	311,641
2.875%	08/15/45	300	399,891
3.125%	02/15/43	400	542,875
3.625%	02/15/44	625	918,945
3.750%	11/15/43	385	575,214
3.875%	08/15/40	200	298,094
4.375%	02/15/38	65	100,526
U.S. Treasury Notes
1.500%	02/15/30	30	32,344
1.750%	12/31/24	585	623,283
1.750%	12/31/26	160	172,850
2.000%	05/31/21	125	127,627
2.125%	01/31/21	500	508,164
2.375%	12/31/20	145	147,351
2.500%	01/31/21(k)	82,635	84,229,598
2.625%	05/15/21	157	160,960
U.S. Treasury Strips Coupon
1.786%(s)	11/15/48	1,500	970,137
2.354%(s)	11/15/41	300	223,605

Total U.S. Treasury Obligations (cost $92,234,776)			94,202,601

Total Long-Term Investments (cost $1,139,914,277)			1,051,497,334

	Shares
Short-Term Investments — 23.8%
Affiliated Mutual Funds — 23.8%
PGIM Core Ultra Short Bond Fund(w)	304,058,428	304,058,428
PGIM Institutional Money Market Fund (cost $43,511,347; includes $43,424,056 of cash collateral for securities on loan)(b)(w)	43,536,213	43,466,554

Total Affiliated Mutual Funds (cost $347,569,775)		347,524,982

A58

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
1.536%	05/07/20	245	$244,990
(cost $244,625)

Total Short-Term Investments (cost $347,814,400)			347,769,972

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—95.8% (cost $1,487,728,677)			1,399,267,306

	Shares
Securities Sold Short — (0.5)%
Common Stocks — (0.2)%
Automobiles — (0.0)%
Ford Motor Co.	12,611	(60,911)
General Motors Co.	3,061	(63,608)
Harley-Davidson, Inc.	6,030	(114,148)
		(238,667)
Banks — (0.0)%
Comerica, Inc.	1,467	(43,042)
Capital Markets — (0.1)%
Franklin Resources, Inc.	23,087	(385,322)
Energy Equipment & Services — (0.0)%
Halliburton Co.	15,979	(109,456)
Schlumberger Ltd.	13,509	(182,237)
		(291,693)
Entertainment — (0.0)%
Walt Disney Co. (The)	2,244	(216,770)
Health Care Equipment & Supplies — (0.1)%
Align Technology, Inc.*	2,011	(349,813)
DENTSPLY SIRONA, Inc.	3,614	(140,332)
Stryker Corp.	1,692	(281,701)
		(771,846)
Internet & Direct Marketing Retail — (0.0)%
Wayfair, Inc. (Class A Stock)*	1,815	(96,994)
IT Services — (0.0)%
Square, Inc. (Class A Stock)*	1,717	(89,936)
Media — (0.0)%
Comcast Corp. (Class A Stock)	2,954	(101,559)
Multiline Retail — (0.0)%
Target Corp.	2,793	(259,665)

Total Common Stocks (proceeds received $2,456,864)		(2,495,494)

Exchange-Traded Funds — (0.3)%
iShares Russell 1000 Value ETF	13,353	(1,324,350)
iShares Russell 2000 ETF	13,484	(1,543,379)
	Shares	Value
Exchange-Traded Funds (continued)
SPDR S&P 500 ETF Trust	6,068	$(1,564,027)

Total Exchange-Traded Funds (proceeds received $4,348,599)		(4,431,756)

Total Securities Sold Short (proceeds received $6,805,463)		(6,927,250)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—95.3% (cost $1,480,923,214)		1,392,340,056

Other assets in excess of liabilities(z) — 4.7%		69,216,673

Net Assets — 100.0%		$1,461,556,729

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
ABX	Asset-Backed Securities Index
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ASX	Australian Securities Exchange
BABs	Build America Bonds
BATS	Chi-X Europe Stock Exchange
CMBX	Commercial Mortgage-Backed Index
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MICEX	Moscow Interbank Currency Exchange
MSCI	Morgan Stanley Capital International
A59

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,249,837 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,672,106; cash collateral of $43,424,056 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of March 31, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at March 31, 2020:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Med ParentCo LP, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.250%, Maturity Date 8/31/2026 (cost $10,344)	10	$8,665	$—	$(1,679)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
11	5 Year U.S. Treasury Notes	Jun. 2020	$1,378,953	$13,063
484	10 Year Australian Treasury Bonds	Jun. 2020	44,838,091	(163,247)
478	10 Year Canadian Government Bonds	Jun. 2020	49,977,205	(61,613)
3,419	10 Year U.S. Treasury Notes	Jun. 2020	474,172,563	4,809,401
168	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	37,275,000	284,114
552	DJ US Real Estate	Jun. 2020	15,157,920	600,528
1,233	Mini MSCI EAFE Index	Jun. 2020	96,130,845	5,334,649
827	Mini MSCI Emerging Markets Index	Jun. 2020	34,853,915	1,183,440
1,602	S&P 500 E-Mini Index	Jun. 2020	205,832,970	7,593,718
12	TOPIX Index	Jun. 2020	1,565,775	55,913
				19,649,966
Short Positions:
2	90 Day Euro Dollar	Jun. 2020	497,375	(12,275)
397	10 Year Euro-Bund	Jun. 2020	75,533,728	714,548
A60

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
6	10 Year U.S. Treasury Notes	Jun. 2020	$832,125	$(35,623)
121	ASX SPI 200 Index	Jun. 2020	9,506,201	(155,658)
1,472	Euro STOXX 50 Index	Jun. 2020	44,596,688	(5,653,097)
122	Hang Seng China Enterprises Index	Apr. 2020	18,663,313	(308,230)
1,286	MSCI Europe Index	Jun. 2020	26,657,501	(3,206,962)
192	Russell 2000 E-Mini Index	Jun. 2020	11,016,960	(123,650)
				(8,780,947)
				$10,869,019
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/20	Barclays Bank PLC	AUD	5,808	$3,981,993	$3,573,319	$—	$(408,674)
British Pound,
Expiring 04/02/20	Citibank, N.A.	GBP	1,064	1,241,461	1,321,899	80,438	—
Expiring 04/02/20	Toronto-Dominion Bank	GBP	329	420,306	408,215	—	(12,091)
Expiring 04/29/20	Barclays Bank PLC	GBP	1,219	1,447,084	1,515,181	68,097	—
Expiring 04/29/20	Barclays Bank PLC	GBP	954	1,251,911	1,185,730	—	(66,181)
Expiring 04/29/20	Citibank, N.A.	GBP	675	874,648	838,391	—	(36,257)
Expiring 04/29/20	Merrill Lynch International	GBP	579	730,315	720,102	—	(10,213)
Expiring 04/29/20	Royal Bank of Canada	GBP	535	646,532	664,626	18,094	—
Expiring 04/29/20	Royal Bank of Canada	GBP	190	224,374	235,967	11,593	—
Expiring 04/29/20	State Street Bank & Trust Company	GBP	6,412	7,481,914	7,970,093	488,179	—
Expiring 04/29/20	State Street Bank & Trust Company	GBP	780	918,226	969,214	50,988	—
Expiring 04/29/20	State Street Bank & Trust Company	GBP	403	468,721	500,757	32,036	—
Expiring 04/29/20	Toronto-Dominion Bank	GBP	326	400,011	405,329	5,318	—
Expiring 05/04/20	Royal Bank of Canada	GBP	280	325,812	347,640	21,828	—
Canadian Dollar,
Expiring 04/29/20	Merrill Lynch International	CAD	7,087	5,397,544	5,037,803	—	(359,741)
Danish Krone,
Expiring 04/29/20	Barclays Bank PLC	DKK	3,802	549,806	562,351	12,545	—
Expiring 04/29/20	Barclays Bank PLC	DKK	1,217	179,968	180,010	42	—
Expiring 04/29/20	Citibank, N.A.	DKK	6,586	953,143	974,025	20,882	—
Expiring 04/29/20	Citibank, N.A.	DKK	1,930	283,904	285,496	1,592	—
Expiring 04/29/20	Citibank, N.A.	DKK	1,815	260,159	268,392	8,233	—
Expiring 04/29/20	Citibank, N.A.	DKK	1,028	154,090	152,053	—	(2,037)
Expiring 04/29/20	State Street Bank & Trust Company	DKK	2,130	313,902	315,021	1,119	—
Euro,
Expiring 04/02/20	Citibank, N.A.	EUR	586	652,159	646,813	—	(5,346)
Expiring 04/02/20	Citibank, N.A.	EUR	539	584,416	594,560	10,144	—
Expiring 04/02/20	Citibank, N.A.	EUR	529	589,179	583,017	—	(6,162)
Expiring 04/02/20	Royal Bank of Canada	EUR	10,331	11,145,623	11,394,290	248,667	—
Expiring 04/02/20	Royal Bank of Canada	EUR	380	432,878	419,012	—	(13,866)
Expiring 04/03/20	Toronto-Dominion Bank	EUR	143	159,555	157,304	—	(2,251)
Expiring 04/29/20	Australia and New Zealand Banking Group Ltd.	EUR	600	660,291	662,566	2,275	—
Expiring 04/29/20	Australia and New Zealand Banking Group Ltd.	EUR	589	648,369	650,349	1,980	—
Expiring 04/29/20	Barclays Bank PLC	EUR	1,988	2,184,286	2,195,278	10,992	—
Expiring 04/29/20	Credit Suisse International	EUR	3,584	3,868,730	3,957,738	89,008	—
Expiring 04/29/20	Merrill Lynch International	EUR	2,039	2,183,851	2,251,633	67,782	—
Expiring 04/29/20	Merrill Lynch International	EUR	1,464	1,637,099	1,616,657	—	(20,442)
Expiring 04/29/20	Merrill Lynch International	EUR	796	852,667	879,281	26,614	—
A61

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/29/20	Merrill Lynch International	EUR	704	$784,427	$776,846	$—	$(7,581)
Expiring 04/29/20	Royal Bank of Canada	EUR	2,833	3,116,040	3,128,383	12,343	—
Expiring 04/29/20	Royal Bank of Canada	EUR	1,003	1,087,556	1,107,435	19,879	—
Expiring 04/29/20	Royal Bank of Canada	EUR	670	720,357	739,362	19,005	—
Expiring 04/29/20	Royal Bank of Canada	EUR	649	719,597	716,832	—	(2,765)
Expiring 04/29/20	Royal Bank of Canada	EUR	454	496,688	501,639	4,951	—
Expiring 04/29/20	Royal Bank of Canada	EUR	220	236,358	242,902	6,544	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	1,411	1,521,825	1,558,483	36,658	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	1,030	1,148,502	1,137,405	—	(11,097)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	995	1,138,446	1,098,854	—	(39,592)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	920	988,908	1,015,387	26,479	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	830	916,739	916,784	45	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	259	279,630	285,711	6,081	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	166	182,064	183,257	1,193	—
Expiring 04/29/20	Toronto-Dominion Bank	EUR	1,432	1,602,917	1,580,802	—	(22,115)
Expiring 05/04/20	Citibank, N.A.	EUR	430	463,736	474,614	10,878	—
Expiring 05/04/20	Royal Bank of Canada	EUR	2,910	3,159,621	3,213,662	54,041	—
Expiring 05/04/20	Royal Bank of Canada	EUR	110	119,288	121,328	2,040	—
Expiring 05/07/20	BNP Paribas S.A.	EUR	470	506,674	519,134	12,460	—
Hong Kong Dollar,
Expiring 04/02/20	Royal Bank of Canada	HKD	28,234	3,640,738	3,641,703	965	—
Expiring 04/29/20	Merrill Lynch International	HKD	6,374	819,688	822,056	2,368	—
Expiring 04/29/20	State Street Bank & Trust Company	HKD	7,624	981,173	983,256	2,083	—
Expiring 05/04/20	Royal Bank of Canada	HKD	4,915	633,472	633,879	407	—
Expiring 05/04/20	Royal Bank of Canada	HKD	2,251	290,108	290,274	166	—
Expiring 05/04/20	Royal Bank of Canada	HKD	1,940	250,038	250,199	161	—
Japanese Yen,
Expiring 04/02/20	Citibank, N.A.	JPY	319,566	2,864,577	2,972,189	107,612	—
Expiring 04/02/20	Toronto-Dominion Bank	JPY	52,490	478,315	488,198	9,883	—
Expiring 04/30/20	Barclays Bank PLC	JPY	41,927	394,274	390,562	—	(3,712)
Expiring 04/30/20	Citibank, N.A.	JPY	152,616	1,390,033	1,421,666	31,633	—
Expiring 04/30/20	Citibank, N.A.	JPY	45,911	413,562	427,673	14,111	—
Expiring 04/30/20	Merrill Lynch International	JPY	62,200	580,176	579,413	—	(763)
Expiring 04/30/20	Merrill Lynch International	JPY	30,525	290,000	284,352	—	(5,648)
Expiring 04/30/20	Merrill Lynch International	JPY	28,829	273,888	268,554	—	(5,334)
Expiring 04/30/20	Merrill Lynch International	JPY	25,079	237,987	233,622	—	(4,365)
Expiring 04/30/20	Merrill Lynch International	JPY	24,882	227,405	231,779	4,374	—
Expiring 04/30/20	Merrill Lynch International	JPY	14,907	135,054	138,863	3,809	—
Expiring 04/30/20	Royal Bank of Canada	JPY	32,552	297,149	303,236	6,087	—
Expiring 04/30/20	Royal Bank of Canada	JPY	19,581	178,668	182,402	3,734	—
Expiring 04/30/20	State Street Bank & Trust Company	JPY	720,809	6,609,925	6,714,555	104,630	—
Expiring 05/07/20	Royal Bank of Canada	JPY	64,395	584,121	599,998	15,877	—
Expiring 05/07/20	Royal Bank of Canada	JPY	38,736	349,622	360,924	11,302	—
Expiring 05/07/20	Royal Bank of Canada	JPY	26,700	242,193	248,776	6,583	—
Expiring 05/07/20	State Street Bank & Trust Company	JPY	103,570	950,969	965,009	14,040	—
Norwegian Krone,
Expiring 04/29/20	Barclays Bank PLC	NOK	1,052	100,740	101,192	452	—
Expiring 04/29/20	Barclays Bank PLC	NOK	931	87,413	89,531	2,118	—
Expiring 04/29/20	Citibank, N.A.	NOK	1,926	168,739	185,250	16,511	—
Expiring 04/29/20	Citibank, N.A.	NOK	1,253	119,187	120,561	1,374	—
Expiring 04/29/20	State Street Bank & Trust Company	NOK	4,978	439,963	478,889	38,926	—
Swedish Krona,
Expiring 04/29/20	Citibank, N.A.	SEK	2,250	233,108	227,608	—	(5,500)
Expiring 04/29/20	Citibank, N.A.	SEK	2,141	214,709	216,540	1,831	—
Expiring 04/29/20	Citibank, N.A.	SEK	623	60,132	62,982	2,850	—
A62

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/29/20	Royal Bank of Canada	SEK	1,475	$147,555	$149,256	$1,701	$—
Expiring 04/29/20	State Street Bank & Trust Company	SEK	3,971	412,916	401,694	—	(11,222)
Expiring 04/29/20	State Street Bank & Trust Company	SEK	896	87,858	90,603	2,745	—
Expiring 04/29/20	Toronto-Dominion Bank	SEK	1,567	162,671	158,545	—	(4,126)
Expiring 04/29/20	Toronto-Dominion Bank	SEK	1,531	163,436	154,871	—	(8,565)
Swiss Franc,
Expiring 04/02/20	Royal Bank of Canada	CHF	1,295	1,320,349	1,346,050	25,701	—
Expiring 04/29/20	Barclays Bank PLC	CHF	1,147	1,173,714	1,193,817	20,103	—
Expiring 04/29/20	Citibank, N.A.	CHF	1,359	1,386,679	1,414,355	27,676	—
Expiring 04/29/20	Credit Suisse International	CHF	655	664,703	681,407	16,704	—
Expiring 04/29/20	Credit Suisse International	CHF	177	187,533	184,515	—	(3,018)
Expiring 04/29/20	Merrill Lynch International	CHF	286	299,253	297,515	—	(1,738)
Expiring 04/29/20	Merrill Lynch International	CHF	243	257,793	252,852	—	(4,941)
Expiring 04/29/20	Merrill Lynch International	CHF	215	223,443	224,230	787	—
Expiring 04/29/20	Royal Bank of Canada	CHF	1,395	1,454,704	1,451,180	—	(3,524)
Expiring 04/29/20	Royal Bank of Canada	CHF	589	597,722	612,606	14,884	—
Expiring 04/29/20	Royal Bank of Canada	CHF	282	291,107	293,926	2,819	—
Expiring 04/29/20	Royal Bank of Canada	CHF	279	286,639	290,580	3,941	—
Expiring 04/29/20	Royal Bank of Canada	CHF	59	59,894	60,989	1,095	—
Expiring 05/04/20	Royal Bank of Canada	CHF	513	524,117	534,028	9,911	—
				$107,533,512	$108,467,642	2,022,997	(1,088,867)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/20	Citibank, N.A.	AUD	1,180	$768,461	$725,989	$42,472	$—
Expiring 04/29/20	Citibank, N.A.	AUD	602	347,125	370,273	—	(23,148)
Expiring 04/29/20	Merrill Lynch International	AUD	1,034	633,628	635,841	—	(2,213)
Expiring 04/29/20	Merrill Lynch International	AUD	918	550,102	564,845	—	(14,743)
Expiring 04/29/20	State Street Bank & Trust Company	AUD	980	591,491	602,684	—	(11,193)
British Pound,
Expiring 04/02/20	Citibank, N.A.	GBP	371	482,266	461,335	20,931	—
Expiring 04/02/20	Royal Bank of Canada	GBP	1,021	1,323,245	1,268,779	54,466	—
Expiring 04/29/20	Citibank, N.A.	GBP	948	1,149,411	1,178,504	—	(29,093)
Expiring 04/29/20	Merrill Lynch International	GBP	666	865,969	828,154	37,815	—
Expiring 04/29/20	Merrill Lynch International	GBP	293	375,163	364,352	10,811	—
Expiring 04/29/20	State Street Bank & Trust Company	GBP	1,195	1,428,525	1,484,990	—	(56,465)
Expiring 04/29/20	State Street Bank & Trust Company	GBP	505	579,205	627,520	—	(48,315)
Expiring 04/29/20	State Street Bank & Trust Company	GBP	453	591,312	562,588	28,724	—
Expiring 04/29/20	State Street Bank & Trust Company	GBP	80	97,467	99,076	—	(1,609)
Expiring 04/29/20	State Street Bank & Trust Company	GBP	45	53,335	55,752	—	(2,417)
Expiring 04/29/20	Toronto-Dominion Bank	GBP	755	923,665	938,286	—	(14,621)
Expiring 04/29/20	Toronto-Dominion Bank	GBP	216	279,618	269,026	10,592	—
Expiring 05/04/20	Citibank, N.A.	GBP	1,064	1,242,372	1,322,868	—	(80,496)
Canadian Dollar,
Expiring 04/29/20	Merrill Lynch International	CAD	1,012	735,842	719,291	16,551	—
Expiring 04/29/20	Merrill Lynch International	CAD	852	603,311	605,748	—	(2,437)
Expiring 04/29/20	Merrill Lynch International	CAD	694	488,329	493,131	—	(4,802)
Expiring 04/29/20	Royal Bank of Canada	CAD	1,147	799,089	815,620	—	(16,531)
Expiring 04/29/20	Royal Bank of Canada	CAD	781	537,263	555,296	—	(18,033)
Danish Krone,
Expiring 04/29/20	Merrill Lynch International	DKK	5,896	855,938	871,959	—	(16,021)
A63

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 04/29/20	Merrill Lynch International	DKK	3,793	$558,783	$560,919	$—	$(2,136)
Expiring 04/29/20	State Street Bank & Trust Company	DKK	1,993	289,704	294,705	—	(5,001)
Expiring 04/29/20	Toronto-Dominion Bank	DKK	2,575	382,567	380,869	1,698	—
Euro,
Expiring 04/02/20	Citibank, N.A.	EUR	12,365	13,482,422	13,637,693	—	(155,271)
Expiring 04/03/20	Toronto-Dominion Bank	EUR	143	159,635	157,303	2,332	—
Expiring 04/29/20	Barclays Bank PLC	EUR	630	687,336	695,145	—	(7,809)
Expiring 04/29/20	Citibank, N.A.	EUR	751	838,130	828,933	9,197	—
Expiring 04/29/20	Citibank, N.A.	EUR	404	451,293	446,341	4,952	—
Expiring 04/29/20	Citibank, N.A.	EUR	288	319,093	317,826	1,267	—
Expiring 04/29/20	Citibank, N.A.	EUR	152	165,274	167,998	—	(2,724)
Expiring 04/29/20	Merrill Lynch International	EUR	1,034	1,140,683	1,141,699	—	(1,016)
Expiring 04/29/20	Merrill Lynch International	EUR	833	932,697	919,464	13,233	—
Expiring 04/29/20	Merrill Lynch International	EUR	270	299,017	298,080	937	—
Expiring 04/29/20	Royal Bank of Canada	EUR	2,066	2,238,410	2,280,922	—	(42,512)
Expiring 04/29/20	Royal Bank of Canada	EUR	719	779,424	794,220	—	(14,796)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	29,749	32,135,296	32,849,317	—	(714,021)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	8,147	9,040,035	8,996,525	43,510	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	2,862	3,106,703	3,160,311	—	(53,608)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	1,784	1,916,736	1,969,705	—	(52,969)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	1,043	1,150,967	1,151,821	—	(854)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	520	566,851	573,807	—	(6,956)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	212	229,463	233,893	—	(4,430)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	121	132,297	133,374	—	(1,077)
Expiring 04/29/20	Toronto-Dominion Bank	EUR	731	816,758	807,568	9,190	—
Expiring 04/29/20	Toronto-Dominion Bank	EUR	181	198,699	199,897	—	(1,198)
Expiring 05/04/20	Royal Bank of Canada	EUR	10,331	11,162,059	11,409,342	—	(247,283)
Expiring 05/04/20	Royal Bank of Canada	EUR	262	289,926	288,849	1,077	—
Expiring 05/07/20	Credit Suisse International	EUR	170	187,390	187,772	—	(382)
Expiring 05/07/20	State Street Bank & Trust Company	EUR	440	488,541	485,998	2,543	—
Hong Kong Dollar,
Expiring 04/02/20	Citibank, N.A.	HKD	28,234	3,623,411	3,641,703	—	(18,292)
Expiring 04/29/20	Citibank, N.A.	HKD	3,820	492,295	492,649	—	(354)
Expiring 04/29/20	Royal Bank of Canada	HKD	4,176	537,494	538,607	—	(1,113)
Expiring 04/29/20	Royal Bank of Canada	HKD	2,835	365,432	365,640	—	(208)
Expiring 05/04/20	Royal Bank of Canada	HKD	28,234	3,639,321	3,641,245	—	(1,924)
Japanese Yen,
Expiring 04/02/20	Royal Bank of Canada	JPY	372,057	3,376,012	3,460,387	—	(84,375)
Expiring 04/30/20	Australia and New Zealand Banking Group Ltd.	JPY	20,021	185,528	186,500	—	(972)
Expiring 04/30/20	Australia and New Zealand Banking Group Ltd.	JPY	18,158	169,382	169,151	231	—
Expiring 04/30/20	Australia and New Zealand Banking Group Ltd.	JPY	17,227	156,396	160,477	—	(4,081)
Expiring 04/30/20	Citibank, N.A.	JPY	155,307	1,397,935	1,446,730	—	(48,795)
Expiring 04/30/20	Citibank, N.A.	JPY	81,612	772,624	760,238	12,386	—
Expiring 04/30/20	Citibank, N.A.	JPY	42,561	409,215	396,471	12,744	—
Expiring 04/30/20	Credit Suisse International	JPY	22,194	206,725	206,740	—	(15)
Expiring 04/30/20	Merrill Lynch International	JPY	168,225	1,566,176	1,567,064	—	(888)
Expiring 04/30/20	Merrill Lynch International	JPY	135,062	1,276,333	1,258,144	18,189	—
Expiring 04/30/20	Merrill Lynch International	JPY	31,983	286,994	297,933	—	(10,939)
Expiring 04/30/20	Merrill Lynch International	JPY	23,131	216,021	215,472	549	—
Expiring 04/30/20	State Street Bank & Trust Company	JPY	274,702	2,474,303	2,558,927	—	(84,624)
Expiring 04/30/20	Toronto-Dominion Bank	JPY	19,254	176,231	179,353	—	(3,122)
Expiring 05/07/20	Citibank, N.A.	JPY	319,566	2,871,783	2,977,545	—	(105,762)
Expiring 05/07/20	Goldman Sachs International	JPY	103,570	947,203	965,009	—	(17,806)
Norwegian Krone,
Expiring 04/29/20	Merrill Lynch International	NOK	2,902	322,377	279,216	43,161	—
A64

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/29/20	Royal Bank of Canada	NOK	3,323	$305,648	$319,687	$—	$(14,039)
Expiring 04/29/20	State Street Bank & Trust Company	NOK	6,744	613,972	648,795	—	(34,823)
Swedish Krona,
Expiring 04/29/20	Citibank, N.A.	SEK	3,644	353,629	368,654	—	(15,025)
Expiring 04/29/20	Royal Bank of Canada	SEK	2,552	253,820	258,116	—	(4,296)
Swiss Franc,
Expiring 04/02/20	Royal Bank of Canada	CHF	1,295	1,332,326	1,346,050	—	(13,724)
Expiring 04/29/20	Barclays Bank PLC	CHF	853	915,192	887,535	27,657	—
Expiring 04/29/20	Citibank, N.A.	CHF	2,501	2,551,938	2,602,104	—	(50,166)
Expiring 04/29/20	Citibank, N.A.	CHF	705	718,812	734,025	—	(15,213)
Expiring 04/29/20	Citibank, N.A.	CHF	692	733,474	720,218	13,256	—
Expiring 04/29/20	Credit Suisse International	CHF	139	141,736	144,741	—	(3,005)
Expiring 04/29/20	Credit Suisse International	CHF	71	72,693	73,430	—	(737)
Expiring 04/29/20	Merrill Lynch International	CHF	524	547,410	545,175	2,235	—
Expiring 04/29/20	Merrill Lynch International	CHF	433	441,910	450,760	—	(8,850)
Expiring 04/29/20	Royal Bank of Canada	CHF	956	978,988	994,791	—	(15,803)
Expiring 04/29/20	State Street Bank & Trust Company	CHF	981	1,003,809	1,020,502	—	(16,693)
Expiring 05/04/20	Royal Bank of Canada	CHF	1,295	1,322,649	1,348,362	—	(25,713)
				$138,205,518	$140,020,349	442,706	(2,257,537)
						$2,465,703	$(3,346,404)
Cross currency exchange contracts outstanding at March 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/29/20	Buy	EUR	127	GBP	116	$—	$(4,154)	Citibank, N.A.
04/29/20	Buy	EUR	185	CHF	195	1,411	—	Royal Bank of Canada
04/29/20	Buy	EUR	282	CHF	300	—	(492)	State Street Bank & Trust Company
04/29/20	Buy	EUR	297	CHF	313	2,250	—	Royal Bank of Canada
04/29/20	Buy	EUR	442	GBP	403	—	(12,363)	Royal Bank of Canada
04/29/20	Buy	EUR	653	CAD	1,012	1,673	—	Merrill Lynch International
04/29/20	Buy	GBP	153	EUR	167	5,353	—	Royal Bank of Canada
						$10,687	$(17,009)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.EM.33	06/20/25	1.000%(Q)		5,000	$600,000	$573,593	$(26,407)
CDX.NA.IG.34	06/20/25	1.000%(Q)		1,140	(1,571)	7,364	8,935
iTraxx.EUR.33.V1	06/20/25	1.000%(Q)	EUR	2,170	(19,414)	(4,850)	14,564
					$579,015	$576,107	$(2,908)

A65

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.6.V2	05/25/46	0.110%(Q)	190	$5,677	$—	$5,677	Barclays Bank PLC
ABX.6.V2	05/25/46	0.110%(Q)	170	5,080	—	5,080	Credit Suisse International
ABX.6.V2	05/25/46	0.110%(Q)	150	4,482	—	4,482	Bank of America, N.A.
ABX.6.V2	05/25/46	0.110%(Q)	90	2,690	—	2,690	Credit Suisse International
ABX.6.V2	05/25/46	0.110%(M)	70	2,091	—	2,091	Bank of America, N.A.
CDX.IOS.10.V1	01/12/41	5.000%(S)	580	13,743	—	13,743	Citibank, N.A.
CDX.IOS.10.V1	01/12/41	5.000%(S)	580	13,743	—	13,743	Citibank, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	490	11,568	—	11,568	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	450	9,911	—	9,911	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	440	9,691	—	9,691	Citibank, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(S)	440	9,691	—	9,691	Citibank, N.A.
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	9,450	—	9,450	Barclays Bank PLC
CMBX.NA.AA.6.V1	05/11/63	2.000%(Q)	90	9,450	—	9,450	Citibank, N.A.
CMBX.NA.AA.6.V1	05/11/63	2.000%(Q)	90	9,450	—	9,450	Goldman Sachs International (London)
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	9,450	—	9,450	Goldman Sachs International (London)
CMBX.NA.AA.6.V1	05/11/63	2.000%(Q)	90	9,450	—	9,450	Morgan Stanley Capital Services, LLC
CMBX.NA.BBB.4.V1	02/17/51	5.000%(M)	350	(279)	—	(279)	Citibank, N.A.
				$135,338	$—	$135,338
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A66

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Anglo American PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 196	$(5,020)	$—	$(5,020)
AstraZeneca PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 203	31,197	—	31,197
Barratt Developments PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 321	(118,553)	—	(118,553)
BHP Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 169	25,279	—	25,279
British American Tobacco PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 212	6,613	—	6,613
Calisen PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 155	(9,730)	—	(9,730)
Dunelm Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 170	(60,619)	—	(60,619)
Games Workshop Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 87	(19,726)	—	(19,726)
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 257	(96,985)	—	(96,985)
Next PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 176	(52,024)	—	(52,024)
Polymetal International PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 350	24,573	—	24,573
Prudential PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 147	(495)	—	(495)
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 252	67,333	—	67,333
Segro PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 329	(16,378)	—	(16,378)
Spirent Communications PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 214	9,105	—	9,105
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 407	(186,536)	—	(186,536)
The Berkeley Group Holdings(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 187	(41,341)	—	(41,341)
					$(443,307)	$—	$(443,307)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A67